P  I  M  C  O

PIMCO VARIABLE INSURANCE TRUST
MONEY MARKET PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Money Market Portfolio

FUND CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum current income, consistent with preservation of capital and daily liquidity.	47.5 days	$19.9 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	4/10/2000	Paul A. McCulley
Primarily money market instruments.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	7 Day Yield	6 Months	1 Year	Since Inception*
Money Market Portfolio Institutional Class	1.72%	0.84%	2.33%	4.25%
Salomon 3-Month U.S. Treasury Bill Index	—	0.87%	2.45%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the Salomon 3-Month U.S. Treasury Bill Index, an unmanaged market index. It is not possible to invest directly in the index. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government Agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

PORTFOLIO INSIGHTS

•	The total return performance of the Money Market Portfolio was 0.84% for the six-month period ended June 30, 2002, versus a return of 0.87% for the benchmark Salomon 3-Month Treasury Bill Index.

•	Interest rates fell and most bonds gained as investors sought a safe haven amid turbulent financial markets.

•	The Portfolio’s average duration was maintained at about one-month, providing for ample liquidity and limiting the price effects from increasing yields.

•	The Fund maintained an Aaa rating by holding the highest quality short-term securities; holdings remained very liquid, which helped to protect principal.

•	U.S. issued high quality (A1/P1) commercial paper was emphasized due to attractive yields, limited interest rate sensitivity, and low credit exposure.

•	Seven-day and thirty-day SEC yields were 1.72% and 1.73%, respectively, at quarter-end. These yields are competitive with yields on similar duration portfolios.

2

Financial Highlights

Money Market Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (b)	12/31/2001	04/10/2000 – 12/31/2000
Net asset value beginning of period	$1.00	$1.00	$1.00
Net investment income (a)	0.01	0.04	0.04
Total income from investment operations	0.01	0.04	0.04
Dividends from net investment income	(0.01)	(0.04)	(0.04)
Total Distributions	(0.01)	(0.04)	(0.04)
Net asset value end of period	$1.00	$1.00	$1.00
Total return	0.84%	3.99%	4.60%
Net assets end of period (000s)	$11	$11	$80
Ratio of net expenses to average net assets	0.35%*	0.35%	0.35%*
Ratio of net investment income to average net assets	1.69%*	4.59%	6.02%*

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Money Market Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$19,822
Interest and dividends receivable	91
Other assets	14

19,927

Liabilities:
Accrued investment advisory fee	$2
Accrued administration fee	3
Accrued distribution fee	14
Accrued servicing fee	2

21

Net Assets	$19,906

Net Assets Consist of:
Paid in capital	$19,906

$19,906

Net Assets:
Institutional Class	$11
Administrative Class	19,895

Shares Issued and Outstanding:
Institutional Class	11
Administrative Class	19,895

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$19,822

See accompanying notes

4

Statement of Operations

Money Market Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$180

Total Income	180

Expenses:
Investment advisory fees	13
Administration fees	18
Distribution and/or servicing fees—Administrative Class	14

Total Expenses	45

Net Investment Income	135

Net Increase in Assets Resulting from Operations	$135

See accompanying notes

5

Statements of Changes in Net Assets

Money Market Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002	Year Ended December 31, 2001
	(unaudited)
Operations:
Net investment income	$135	$223

Net increase resulting from operations	135	223

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(135)	(222)

Total Distributions	(135)	(223)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	25,758	11,748
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	135	222
Cost of shares redeemed
Institutional Class	0	(70)
Administrative Class	(18,858)	(3,444)

Net increase resulting from Portfolio share transactions	7,035	8,457

Total Increase in Net Assets	7,035	8,457

Net Assets:
Beginning of period	12,871	4,414
End of period*	$19,906	$12,871

*Including net undistributed investment income of:	$0	$0

See accompanying notes

6

Schedule of Investments

Money Market Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 23.7%
Banking & Finance 20.6%
Associates Corp. of North America
6.500% due 07/15/2002	$50	$50
Bank of America Corp.
7.875% due 12/01/2002	215	220
Bank One Corp.
7.250% due 08/01/2002	200	200
Bear Stearns Co., Inc.
6.450% due 08/01/2002	251	252
6.500% due 08/01/2002	25	25
CitiFinancial Credit Co.
6.375% due 09/15/2002	120	121
Household Finance Corp.
2.270% due 08/07/2003 (a)	500	499
Merrill Lynch & Co.
6.000% due 02/12/2003	557	567
Morgan Stanley, Dean Witter & Co.
1.900% due 08/15/2005 (a)	200	200
National Rural Utilities Cooperative Finance Corp.
7.375% due 02/10/2003	400	410
Oesterreichische National Bank
1.780% due 07/15/2002	700	699
Paine Webber Group, Inc.
7.750% due 09/01/2002	400	403
Wells Fargo Financial, Inc.
6.375% due 09/15/2002	455	459

		4,105

Industrials 1.8%
Pacific Bell
7.250% due 07/01/2002	165	165
Shell Oil Co.
6.700% due 08/15/2002	190	191

		356

Utilities 1.3%
Virginia Electric & Power Co.
7.375% due 07/01/2002	250	250

Total Corporate Bonds & Notes (Cost $4,711)		4,711

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
6.770% due 09/15/2002	10	10

Total U.S. Government Agencies (Cost $10)		10

SHORT-TERM INSTRUMENTS 75.9%
Commercial Paper 75.5%
ABN AMRO Mortgage Corp.
1.780% due 09/16/2002	700	697
American Express Credit Corp.
1.750% due 07/31/2002	700	699
Anz Delaware, Inc.
1.810% due 09/05/2002	800	800
Becton Dickinson & Co.
1.850% due 07/08/2002	425	425
1.850% due 08/02/2002	112	112
BP Amoco Capital PLC
1.780% due 08/07/2002	250	249
CBA (de) Finance
1.780% due 09/09/2002	200	199
1.790% due 09/09/2002	200	199
CDC
1.755% due 07/25/2002	900	898
Danske Corp.
1.780% due 09/06/2002	700	699
Eksportfinans ASA
1.750% due 08/12/2002	500	499
Electricite De France
1.800% due 07/12/2002	400	400
Export Development Corp.
1.760% due 07/10/2002	900	900
National Australia Funding, Inc.
1.750% due 07/02/2002	800	798
National Rural Utilities Cooperative Finance Corp.
5.950% due 01/15/2003	250	253
Nestle Capital Corp.
1.820% due 07/08/2002	800	800
PB Finance (Delaware), Inc.
1.800% due 07/29/2002	800	799
Pfizer, Inc.
1.750% due 07/22/2002	800	799
Shell Finance (UK) PLC
1.790% due 08/27/2002	700	699
Stadshypotek Delaware, Inc.
1.770% due 07/08/2002	900	900
Svenska Handelsbank
1.780% due 09/03/2002	800	797
Swedbank
1.820% due 08/22/2002	800	798
UBS Finance, Inc.
2.000% due 08/28/2002	400	399
Washington Post Co.
1.820% due 08/26/2002	700	698
Wisconsin Electric Power Co.
1.760% due 07/19/2002	300	300
1.760% due 07/22/2002	200	200

		15,016

Repurchase Agreement 0.4%
State Street Bank
1.550% due 07/01/2002	85	85
(Dated 06/28/2002. Collateralized by Fannie Mae 3.250% due 01/23/2004 valued at $88. Repurchase proceeds are $85.)

Total Short-Term Instruments (Cost $15,101)		15,101

Total Investments 99.6% (Cost $19,822)		$19,822

Other Assets and Liabilities (Net) 0.4%		84

Net Assets 100.0%		$19,906

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of June 30, 2002.

See accompanying notes

7

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the board of trustees.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

8

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.15%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Money Market Portfolio	0.35%	0.50%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

9

4.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Money Market Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	25,758	25,758	11,748	11,748
Issued as reinvestment of distributions
Institutional Class	0	0	1	1
Administrative Class	135	135	222	222
Cost of shares redeemed
Institutional Class	0	0	(70)	(70)
Administrative Class	(18,858)	(18,858)	(3,444)	(3,444)

Net increase resulting from Portfolio share transactions	7,035	$7,035	8,457	$8,457

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Money Market Portfolio
Administrative Class	1	100
Institutional Class	1	100

10

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
LONG-TERM U.S. GOVERNMENT PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Long-Term U.S. Government Portfolio

FUND CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	10.5 years	$52.6 million

PORTFOLIO:	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
Primarily long-term maturity fixed income securities.	4/10/2000	James M. Keller

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2001
	6 Months	1 Year	Since Inception*

Long-Term U.S. Government Portfolio Institutional Class	5.45%	11.68%	10.35%

Lehman Brothers Long-Term Treasury Index	4.22%	9.06%	–

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the Lehman Brothers Long-Term Treasury Index, an unmanaged market index. It is not possible to invest directly in the index.

PORTFOLIO INSIGHTS

•
The Long-Term U.S. Government Portfolio Institutional Class strongly outperformed the benchmark Lehman Brothers Long-Term Treasury Index for the six-month period ended June 30, 2002, returning 5.45% versus 4.22% for the Index.

•	In anticipation of a reflationary interest rate environment, an above benchmark duration was shifted to below the Index and was overall neutral for returns.

•	An overweight to intermediate-term maturities relative to the Lehman Long-Term Treasury Index was significantly positive as rates rallied most along that portion of the yield curve.

•	A mortgage emphasis via agency pass-throughs and non-Agency CMO’s augmented the Portfolio’s returns, as mortgages were one of the best performing sectors of the year.

•	Exposure to asset-backed securities was positive as investors sought their strong collateral protection and premium yields.

2

Financial Highlights

Long-Term U.S. Government Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (b)	12/31/2001	04/10/2000 – 12/31/2000
Net asset value beginning of period	$10.27	$10.56	$9.90
Net investment income (a)	0.23	0.54	0.43
Net realized/unrealized gain on investments (a)	0.32	0.08	0.66
Total income from investment operations	0.55	0.62	1.09
Dividends from net investment income	(0.23)	(0.54)	(0.43)
Distributions from net realized capital gains	0.00	(0.37)	0.00
Total distributions	(0.23)	(0.91)	(0.43)
Net asset value end of period	$10.59	$10.27	$10.56
Total return	5.45%	6.03%	11.32%
Net assets end of period (000s)	$11	$11	$10
Ratio of net expenses to average net assets	0.50%*	0.50%	0.50%*
Ratio of net investment income to average net assets	4.54%*	5.05%	5.97%*
Portfolio turnover rate	208%	457%	533%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Long-Term U.S. Government Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$57,105
Cash	106
Receivable for investments sold	4,665
Receivable for Portfolio shares sold	372
Interest and dividends receivable	601
Other assets	1

62,850

Liabilities:
Payable for investments purchased	$5,531
Payable for financing transactions	4,485
Written options outstanding	168
Payable for Portfolio shares redeemed	19
Accrued investment advisory fee	10
Accrued administration fee	10
Accrued servicing fee	5
Variation margin payable	38
Recoupment payable to Manager	1
Other liabilities	17

10,284

Net Assets	$52,566

Net Assets Consist of:
Paid in capital	$51,719
Undistributed net investment income	194
Accumulated undistributed net realized gain	144
Net unrealized appreciation	509

$52,566

Net Assets:
Institutional Class	$11
Administrative Class	52,555

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	4,962

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.59
Administrative Class	10.59

Cost of Investments Owned	$56,713

See accompanying notes

4

Statement of Operations

Long-Term U.S. Government Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$1,021

Total Income	1,021

Expenses:
Investment advisory fees	50
Administration fees	50
Distribution and/or servicing fees—Administrative Class	30
Trustees’ fees	1
Interest expense	1

Total Expenses	132

Net Investment Income	889

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	246
Net realized gain on futures contracts, written options, and swaps	460
Net change in unrealized appreciation on investments	681
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(15)

Net Gain	1,372

Net Increase in Assets Resulting from Operations	$2,261

See accompanying notes

5

Statements of Changes in Net Assets

Long-Term U.S. Government Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002 (unaudited)	Year Ended December 31, 2001

Operations:
Net investment income	$889	$919
Net realized gain	706	563
Net change in unrealized appreciation (depreciation)	666	(653)

Net increase resulting from operations	2,261	829

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(888)	(918)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(1,107)

Total Distributions	(888)	(2,026)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	23,828	30,788
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	888	2,025
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(6,547)	(8,228)

Net increase resulting from Portfolio share transactions	18,169	24,586

Total Increase in Net Assets	19,542	23,389

Net Assets:
Beginning of period	33,024	9,635
End of period*	$52,566	$33,024

*Including net undistributed investment income of:	$194	$193

See accompanying notes

6

Statement of Cash Flows

Long-Term U.S. Government Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash from:
Financing Activities
Sales of Portfolio shares	$23,457
Redemptions of Portfolio shares	(6,528)
Cash distributions paid	601
Proceeds from financing transactions	4,482

Net increase from financing activities	22,012

Operating Activities
Purchases of long-term securities	(48,726)
Proceeds from sales of long-term securities	21,544
Purchases of short-term securities (net)	8,553
Net investment income	889
Change in other receivables/payables (net)	(4,475)

Net (decrease) from operating activities	(22,215)

Net (decrease) in Cash	(203)

Cash
Beginning of period	309
End of period	$106

See accompanying notes

7

Schedule of Investments

Long-Term U.S. Government Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.9%
Banking & Finance 3.6%
Donaldson, Lufkin & Jenrette, Inc.
2.235% due 07/18/2003 (d)	$100	$100
Ford Motor Credit Co.
2.410% due 07/18/2005 (d)	200	193
2.530% due 06/23/2003 (d)	500	497
General Motors Acceptance Corp.
2.040% due 03/10/2003 (d)	200	199
2.223% due 07/21/2003 (d)	100	99
Merrill Lynch & Co., Inc.
2.140% due 03/08/2004 (d)	200	200
Morgan Stanley Dean Witter
2.110% due 09/19/2003 (d)	400	400
National Rural Utilities Cooperative Finance Corp.
2.940% due 04/26/2004 (d)	200	200

		1,888

Industrials 0.7%
DaimlerChrysler North America Holding Corp.
2.230% due 08/16/2004 (d)	200	199
Ford Motor Credit Co.
7.450% due 07/16/2031	200	187

		386

Utilities 0.6%
BellSouth Corp.
6.875% due 10/15/2031	200	199
SCANA Corp.
2.630% due 07/15/2002 (d)	100	100

		299

Total Corporate Bonds & Notes (Cost $2,583)		2,573

MUNICIPAL BONDS & NOTES 0.2%
California 0.2%
Kern County California Pension Obligation Revenue Bonds, (MBIA Insured), Series 1995 7.260% due 08/15/2014	100	112

Total Municipal Bonds & Notes (Cost $104)		112

U.S. GOVERNMENT AGENCIES 10.9%
Fannie Mae
7.125% due 09/19/2005	2,000	2,024
Financing Corp.
10.700% due 10/06/2017	650	958
Freddie Mac
4.000% due 12/27/2004	1,000	1,007
4.300% due 05/31/2005	1,000	1,013
Overseas Private Investment Corp.
5.590% due 11/30/2010	700	725

Total U.S. Government Agencies (Cost $5,649)		5,727

U.S. TREASURY OBLIGATIONS 33.2%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (b)	170	177
3.625% due 07/15/2002 (b)	112	112
3.875% due 01/15/2009	658	698
U.S. Treasury Bonds
5.375% due 02/15/2031	1,700	1,665
5.500% due 08/15/2028	3,100	3,019
8.125% due 08/15/2019	500	641
11.250% due 02/15/2015	4,600	7,148
U.S. Treasury Notes
6.250% due 02/15/2003	3,000	3,082
U.S. Treasury Strips
0.000% due 11/15/2021	2,800	888

Total U.S. Treasury Obligations (Cost $17,282)		17,430

MORTGAGE-BACKED SECURITIES 24.4%
Collateralized Mortgage Obligations 19.4%
Bank of America Mortgage Securities, Inc.
7.250% due 02/25/2031	84	85
Bear Stearns Adjustable Rate Mortgage Trust
6.566% due 01/25/2032 (d)	380	388
6.640% due 01/25/2032 (d)	913	938
Fannie Mae
6.500% due 01/25/2024	28	29
7.000% due 10/25/2022	289	308
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011	216	227
Freddie Mac
6.000% due 05/15/2029	97	89
6.000% due 12/15/2031	206	192
6.500% due 12/15/2023	208	213
7.000% due 07/15/2023	47	49
8.000% due 02/13/2017	200	201
Residential Funding Mortgage Securities I
7.500% due 04/25/2027	36	36
Sequoia Mortgage Trust
2.178% due 05/20/2032	397	397
Structured Asset Mortgage Investments, Inc.
6.318% due 03/25/2032 (d)	969	1,011
7.130% due 02/25/2030 (d)	570	590
Structured Asset Securities Corp.
2.130% due 02/25/2032 (d)	494	494
2.168% due 08/30/2032 (d)	2,000	2,000
2.340% due 07/25/2032 (d)	1,000	1,000
United Mortgage Securities Corp.
5.910% due 06/25/2032 (d)	880	886
Washington Mutual, Inc.
4.490% due 01/25/2041 (d)	51	51
6.500% due 10/19/2029	1,000	1,030

		10,214

Fannie Mae 3.9%
6.000% due 07/18/2017 (d)	2,000	2,039

Federal Housing Administration 1.1%
6.896% due 07/01/2020	591	579

Total Mortgage-Backed Securities (Cost $12,676)		12,832

ASSET-BACKED SECURITIES 10.8%
Ace Securities Corp.
2.180% due 06/25/2032 (d)	500	500
Americredit Automobile Receivables Trust
2.040% due 04/05/2007 (d)	800	802
3.780% due 02/12/2007	800	801
CS First Boston Mortgage Securities Corp.
2.100% due 12/15/2030 (d)	52	52
DaimlerChrysler Auto Trust
2.900% due 12/06/2004	500	503
Household Automotive Trust
2.750% due 05/17/2005	700	700
Household Finance Corp.
2.138% due 05/20/2032 (d)	1,000	1,000
Novastar Home Equity Loan
2.130% due 01/25/2031 (d)	416	416
Sallie Mae
2.390% due 10/27/2025 (d)	207	207
WFS Financial Owner Trust
2.820% due 05/20/2005 (d)	700	702

Total Asset-Backed Securities (Cost $5,671)		5,683

See accompanying notes

8

	Principal Amount (000s)	Value (000s)
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 95.750 Exp. 12/16/2002	$44,000	$1
Eurodollar September Futures (CME)
Strike @ 97.500 Exp. 09/16/2002	10,000	0

Total Purchased Put Options (Cost $1)		1

SHORT-TERM INSTRUMENTS 24.2%
Commercial Paper 2.2%
Federal Home Loan Bank
1.745% due 07/26/2002	1,000	999
Freddie Mac
1.760% due 08/01/2002 (b)	150	150

		1,149

Repurchase Agreements 20.5%
Credit Suisse First Boston
1.850% due 07/01/2002	5,000	5,000
(Dated 06/28/2002. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 01/15/2007 valued at $5,104. Repurchase proceeds are $5,001.)
Lehman Brothers, Inc.
1.850% due 07/01/2002	5,000	5,000
(Dated 06/28/2002. Collateralized by U.S. Treasury Bonds 6.375% due 08/15/2027 valued at $5,123. Repurchase proceeds are $5,001.)
State Street Bank
1.550% due 07/01/2002	800	800
(Dated 06/28/2002. Collateralized by Fannie Mae 0.000% due 07/25/2002 valued at $819. Repurchase proceeds are $800.)

		10,800

U.S. Treasury Bills 1.5%
1.665% due 08/15/2002 (b)	800	798

Total Short-Term Instruments (Cost $12,747)		12,747

Total Investments (a) 108.6% (Cost $56,713)		$57,105

Written Options (c) (0.3%) (Premiums $123)		(168)

Other Assets and Liabilities (Net) (8.3%)		(4,371)

Net Assets 100.0%		$52,566

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$428

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(36)

Unrealized appreciation-net	$392

(b)	Securities with an aggregate market value of $1,237 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
10 Year Interest Rate Swap Future (09/2002)	20	$(46)
U.S. Treasury 10 Year Note (09/2002)	102	189
U.S. Treasury 30 Year Bond (09/2002)	263	20

		$163

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call—CME Eurodollar September Futures
Strike @ 98.000 Exp. 09/16/2002	29	$6	$9
Put—CME Eurodollar September Futures
Strike @ 98.000 Exp. 09/16/2002	29	9	6
Put—CME Eurodollar December Futures
Strike @ 97.250 Exp. 12/16/2002	50	15	13
Put—CBOT U.S. Treasury Note September Futures
Strike @ 107.000 Exp. 08/24/2002	54	35	81
Call—CBOT U.S. Treasury Note September Futures
Strike @ 104.000 Exp. 08/24/2002	12	20	42
Call—CBOT U.S. Treasury Note September Futures
Strike @ 109.000 Exp. 08/24/2002	19	11	11
Put—CBOT U.S. Treasury Note September Futures
Strike @ 104.000 Exp. 08/24/2002	21	27	6

		$123	$168

(d)	Variable rate security. The rate listed is as of June 30, 2002.

(e)	Principal amount of the security is adjusted for inflation.

See accompanying notes

9

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific

10

expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

11

When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Long-Term U.S. Government Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Long-Term U.S. Government Portfolio	$80,655	$82,372	$18,639	$3,031

12

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Long-Term U.S. Government Portfolio
Premium
Balance at 12/31/2001	$ 10
Sales	137
Closing Buys	0
Expirations	(24)
Exercised	0

Balance at 06/30/2002	$123

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Long-Term U.S. Government Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	2,294	23,828	2,877	30,788
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	85	888	196	2,025
Cost of shares redeemed
Institutional Class	0	$0	0	$0
Administrative Class	(632)	(6,547)	(769)	(8,228)

Net increase resulting from Portfolio share transactions	1,747	$18,169	2,304	$24,586

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Long-Term U.S. Government Portfolio
Administrative Class	3	95
Institutional Class	1	100

13

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
FOREIGN BOND PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris

Chairman

July 31, 2002

1

Foreign Bond Portfolio

FUND CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	4.4 years	$9.5 million
	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	4/10/2000	Michael R. Asay
Primarily intermediate maturity hedged non-U.S. fixed income securities.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	6 Months	1 Year	Since Inception
*Foreign Bond Portfolio Institutional Class	3.30%	7.23%	7.81%
J.P. Morgan Non-U.S. Index (Hedged)	1.93%	4.72%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the J.P. Morgan Non-U.S. Index (Hedge), an unmanaged market index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The Foreign Bond Portfolio Institutional Class returned 3.30% for the six-month period ended June 30, 2002, outperforming the 1.93% return of the benchmark J.P. Morgan Non-U.S. Index (Hedged).

•	An overweight in core European bonds versus the benchmark detracted from returns as investors flocked to other government bond markets.

•	An overweight in the euro was strongly positive. The euro rose versus the dollar as investors anticipated a weaker U.S. economic environment.

•	Real return bonds added to returns due to favorable inflation accruals and falling real yields.

•	A focus on global mortgages aided returns as investors sought high quality yields during a tumultuous quarter.

•	An underweight to Japan was negative. Japanese bonds returned more than other developed markets represented in the benchmark.

•	Emerging market bonds detracted from returns as Brazil’s problems adversely affected the asset class as a whole.

•	Corporate holdings, especially telecom and energy/pipeline issues, were strongly negative for returns.

2

Financial Highlights

Foreign Bond Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (b)	12/31/2001	04/10/2000 – 12/31/2000

Net asset value beginning of period	$9.69	$9.40	$9.48
Net investment income (a)	0.21	0.44	0.39
Net realized/unrealized gain on investments (a)	0.11	0.28	0.18
Total income from investment operations	0.32	0.72	0.57
Dividends from net investment income	(0.20)	(0.43)	(0.39)
Distributions from net realized capital gains	0.00	0.00	(0.26)
Total distirbutions	(0.20)	(0.43)	(0.65)
Net asset value end of period	$9.81	$9.69	$9.40
Total return	3.30%	7.75%	6.18%
Net assets end of period (000s)	$12	$935	$5,185
Ratio of net expenses to average net assets	0.75%*	0.75%	0.74%*
Ratio of net investment income to average net assets	4.30%*	4.56%	5.58%*
Portfolio turnover rate	164%	285%	306%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Foreign Bond Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$19,064
Foreign currency, at value	298
Receivable for investments sold and forward foreign currency contracts	10,754
Receivable for Portfolio shares sold	250
Interest and dividends receivable	444

30,810

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$1,027
Payable for financing transactions	15,745
Payable for short sale	4,206
Written options outstanding	49
Payable for Portfolio shares redeemed	54
Accrued investment advisory fee	2
Accrued administration fee	3
Accrued servicing fee	1
Variation margin payable	2
Other liabilities	205

21,294

Net Assets	$9,516

Net Assets Consist of:
Paid in capital	$9,470
Undistributed net investment income	387
Accumulated undistributed net realized (loss)	(586)
Net unrealized appreciation	245

$9,516

Net Assets:
Institutional Class	$12
Administrative Class	9,504

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	969

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.81
Administrative Class	9.81

Cost of Investments Owned	$18,007

See accompanying notes

4

Statement of Operations

Foreign Bond Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$156
Dividends, net of foreign taxes	5

Total Income	161

Expenses:
Investment advisory fees	8
Administration fees	17
Distribution and/or servicing fees—Administrative Class	5

Total Expenses	30

Net Investment Income	131

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(13)
Net realized (loss) on futures contracts, written options, and swaps	(40)
Net realized (loss) on foreign currency transactions	(288)
Net change in unrealized appreciation on investments	1,105
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(80)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(575)

Net Gain	109

Net Increase in Assets Resulting from Operations	$240

See accompanying notes

5

Statements of Changes in Net Assets

Foreign Bond Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002 (unaudited)	Year Ended December 31, 2001
Operations:
Net investment income	$131	$282
Net realized gain (loss)	(341)	215
Net change in unrealized appreciation (depreciation)	450	(14)

Net increase resulting from operations	240	483

Distributions to Shareholders:
From net investment income
Institutional Class	(2)	(182)
Administrative Class	(128)	(98)

Total Distributions	(130)	(280)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	10,594	5,854
Issued as reinvestment of distributions
Institutional Class	2	182
Administrative Class	128	98
Cost of shares redeemed
Institutional Class	(930)	(4,589)
Administrative Class	(6,179)	(2,066)

Net increase (decrease) resulting from Portfolio share transactions	3,615	(521)

Total Increase (Decrease) in Net Assets	3,725	(318)

Net Assets:
Beginning of period	5,791	6,109
End of period*	$9,516	$5,791

*Including net undistributed investment income of:	$387	$386

See accompanying notes

6

Statement of Cash Flows

Foreign Bond Portfolio

For the six months ended June 30, 2002 (Unaudited)
Amounts in thousands

Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Portfolio shares	$10,348
Redemptions of Portfolio shares	(7,125)
Cash distributions paid	444
Proceeds from financing transactions	5,400

Net increase from financing activities	9,067

Operating Activities
Purchases of long-term securities and foreign currency	(26,563)
Proceeds from sales of long-term securities and foreign currency	17,436
Purchases of short-term securities (net)	(1,989)
Net investment income	131
Change in other receivables/payables (net)	1,801

Net (Decrease) from operating activities	(9,184)

Net (Decrease) in Cash and Foreign Currency	(117)

Cash and Foreign Currency
Beginning of period	415
End of period	$298

See accompanying notes

7

Schedule of Investments

Foreign Bond Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
AUSTRALIA 1.1%
Medallion Trust
2.210% due 07/12/2031(i)	$ 56	$56
National Australia Bank Ltd.
2.535% due 05/19/2010(i)	50	50

Total Australia (Cost $106)		106

BRAZIL 0.5%
Republic of Brazil
3.062% due 04/15/2006(i)	$ 64	51

Total Brazil (Cost $61)		51

CANADA(d)(e) 0.7%
Commonwealth of Canada
5.500% due 06/01/2010(h)	C$ 100	66

Total Canada (Cost $67)		66

CAYMAN ISLANDS(d)(e) 0.1%
International Credit Recovery-Japan
3.575% due 05/22/2006(i)	JY 1,547	13

Total Cayman Islands (Cost $13)		13

DENMARK(d)(e) 1.3%
Nykredit
6.000% due 10/01/2029	DK 972	126

Total Denmark (Cost $106)		126

FRANCE(d)(e) 5.6%
Republic of France
6.000% due 04/25/2004	EC 310	315
4.000% due 04/25/2009	80	75
4.000% due 10/25/2009	30	28
5.500% due 04/25/2010(h)	110	112

Total France (Cost $468)		530

GERMANY(d)(e) 84.7%
Commerzbank AG
3.811% due 10/25/2032(i)	EC 100	99
Depfa Pfandbriefbank
4.750% due 07/15/2008	20	19
5.750% due 03/04/2009	20	20
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007	30	30
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008	100	98
Republic of Germany
6.500% due 10/14/2005(h)	3,400	3,571
6.000% due 01/05/2006(h)	1,600	1,659
5.000% due 02/17/2006(h)	300	302
6.250% due 04/26/2006(h)	600	629
5.250% due 01/04/2008	10	10
4.500% due 07/04/2009(h)	200	194
5.375% due 01/04/2010(h)	400	407
5.250% due 07/04/2010(h)	100	101
5.250% due 01/04/2011(h)	100	101
6.500% due 07/04/2027(h)	590	673
4.750% due 07/04/2028	30	27
5.500% due 01/04/2031(h)	100	102
WestDeutsche Landersbank
4.750% due 09/28/2007	20	20

Total Germany (Cost $7,333)		8,062

ITALY(d)(e) 13.0%
First Italian Auto Transaction
3.730% due 07/12/2008(i)	EC 70	69
Republic of Italy
9.500% due 02/01/2006(h)	400	460
4.500% due 05/01/2009(h)	360	347
4.250% due 11/01/2009(h)	60	57
5.500% due 11/01/2010(h)	110	112
Seashell Securities PLC
3.692% due 10/25/2028(i)	200	197

Total Italy (Cost $1,122)		1,242

JAPAN(d)(e) 5.4%
Government of Japan
1.900% due 12/20/2010(h)	JY48,000	427
Japan Financial Corp.
5.875% due 03/14/2011	$80	82

Total Japan (Cost $475)		509

MEXICO 0.7%
Banco Nacional de Comercio Exterior
8.000% due 08/05/2003	$10	11
Petroleos Mexicanos
8.850% due 09/15/2007	20	21
9.375% due 12/02/2008	30	32

Total Mexico (Cost $58)		64

NETHERLANDS(d)(e) 2.2%
Kingdom of Netherlands
6.000% due 01/15/2006(h)	EC 200	207

Total Netherlands (Cost $198)		207

NEW ZEALAND(d)(e) 1.6%
Commonwealth of New Zealand
4.500% due 02/15/2016	N$ 280	150

Total New Zealand (Cost $155)		150

PANAMA 0.4%
Republic of Panama
4.750% due 07/17/2014	$ 46	39

Total Panama (Cost $42)		39

PERU 0.3%
Republic of Peru
4.500% due 03/07/2017	$ 40	29

Total Peru (Cost $32)		29

SPAIN(d)(e) 3.5%
Kingdom of Spain
4.950% due 07/30/2005	EC 130	131
5.150% due 07/30/2009(h)	110	110
4.000% due 01/31/2010(h)	100	92

Total Spain (Cost $304)		333

SUPRANATIONAL(d)(e) 0.7%
Eurofima
4.750% due 07/07/2004	SK 600	64

Total Supranational (Cost $68)		64

See accompanying notes

8

	Principal Amount (000s)		Value (000s)
SWEDEN(d)(e) 0.4%
Kingdom of Sweden
5.000% due 01/28/2009	SK	400	$43

Total Sweden (Cost $39)			43

UNITED KINGDOM(d)(e) 3.1%
BG Transco Holdings PLC
5.306% due 12/14/2009(i)	BP	20	30
British Telecom PLC
3.181% due 12/15/2003(i)		$50	50
Haus Ltd.
3.647% due 12/10/2037(i)	EC	95	94
Lloyds TSB Bank PLC
5.625% due 07/15/2049(i)		40	39
2.062% due 11/29/2049(i)		$100	84

Total United Kingdom (Cost $293)			297

UNITED STATES(d)(e) 53.7%
Asset-Backed Securities 8.6%
Ameriquest Mortgage Securities, Inc.
2.160% due 06/15/2030(i)		$31	31
Amresco Residential Securities Mortgage Loan Trust
2.310% due 06/25/2029(i)		17	17
CS First Boston Mortgage Securities Corp.
2.100% due 12/15/2030(i)		52	52
First Alliance Mortgage Loan Trust
2.068% due 12/20/2027(i)		14	14
Household Finance Corp.
2.138% due 05/20/2032(i)		100	100
Irwin Home Equity Loan Trust
2.070% due 11/25/2011(i)		38	38
Long Beach Auto Receivables Trust
3.114% due 03/13/2005(i)		100	100
MLCC Mortgage Investors, Inc.
2.220% due 03/15/2025(i)		54	55
Morgan Stanley Dean Witter Capital I
2.170% due 07/25/2032(i)		100	100
Novastar Home Equity Loan
2.115% due 04/25/2028(i)		27	27
2.120% due 01/25/2031(i)		59	59
Providian Home Equity Loan Trust
2.130% due 06/25/2025(i)		28	28
Residential Asset Securities Corp.
2.090% due 07/25/2032(i)		100	100
2.090% due 07/25/2032(i)		100	100

			821

Corporate Bonds & Notes 9.2%
AOL Time Warner, Inc.
5.625% due 05/01/2005		100	98
AT&T Corp.
5.026% due 11/21/2003(i)	EC	100	91
DaimlerChrysler North America Holding Corp.
2.170% due 08/23/2002(i)		$30	30
6.400% due 05/15/2006		60	62
Donaldson, Lufkin & Jenrette, Inc.
2.390% due 04/25/2003(i)		50	50
Ford Motor Credit Co.
1.000% due 12/22/2003	JY	1,000	8
1.200% due 02/07/2005		6,000	49
General Motors Acceptance Corp.
6.875% due 09/09/2004	BP	75	115
J.P. Morgan & Co., Inc.
1.574% due 02/15/2012(i)		$10	10
KFW International Finance, Inc.
1.760% due 09/12/2002	JY	200	199
1.750% due 03/23/2010		11,000	99
Pfizer, Inc.
0.800% due 03/18/2008		6,000	51
Sprint Capital Corp.
5.875% due 05/01/2004		$10	9

			871

Mortgage-Backed Securities 18.5%
Bear Stearns Adjustable Rate Mortgage Trust
6.905% due 02/25/2031(i)		23	23
6.281% due 01/25/2032(i)		70	72
5.700% due 03/25/2032(i)		100	101
Countrywide Home Loans
6.500% due 08/25/2032(i)		100	102
Credit-Based Asset Servicing & Securitization
2.158% due 06/25/2032(i)		100	100
Crusade Global Trust
2.230% due 05/15/2021(i)		52	52
CS First Boston Mortgage Securities Corp.
2.060% due 06/25/2032(i)		94	94
2.180% due 07/25/2032(i)		95	95
Fannie Mae
2.194% due 01/25/2016(i)		100	100
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		46	47
Freddie Mac
5.125% due 01/15/2012	EC	100	98
2.310% due 10/15/2024(i)		$100	99
Government National Mortgage Association
6.375% due 04/20/2028(i)		16	16
6.000% due 02/15/2029		62	62
5.000% due 04/20/2030-05/20/2030(j)(i)		87	89
4.250% due 06/20/2030(i)		86	87
J.P. Morgan Commercial Mortgage Finance Corp.
2.120% due 04/15/2010(i)		57	57
Residential Funding Mortgage Securities II
2.030% due 08/25/2014(i)		73	73
Residential Funding Mortgage Securities, Inc.
2.285% due 05/12/2032(i)		71	71
Resolution Funding Strip
0.000% due 10/15/2020-01/15/2021		400	127
Structured Asset Securities Corp.
2.130% due 02/25/2032(i)		99	99
2.168% due 08/30/2032(i)		100	100

			1,764

		Shares
Preferred Security 2.2%
DG Funding Trust
4.159% due 12/28/2049(i)		20,000	205

		Principal Amount (000s)
U.S. Government Agencies 8.7%
Fannie Mae
3.810% due 04/30/2004		$100	101
4.250% due 10/25/2004		100	102
Freddie Mac
6.530% due 11/26/2012		300	319
Tennessee Valley Authority
4.875% due 12/15/2016		300	305

			827

U.S. Treasury Obligations 6.5%
Treasury Inflation Protected Securities(k)
3.375% due 01/15/2007(b)		113	118
3.625% due 04/15/2028		111	120

See accompanying notes

9

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bonds
7.500% due 11/15/2016	$100	$120
8.125% due 08/15/2019	200	256

		614

Total United States (Cost $ 5,077)		5,102

PURCHASED CALL OPTIONS 0.6%
Eurodollar December Futures(CME)
Strike @ 96.250 Exp. 12/16/2002	$5,000	18
Eurodollar March Futures(CME)
Strike @ 95.750 Exp. 03/17/2003	10,000	39
Total Purchased Call Options (Cost $ 15)		57

PURCHASED PUT OPTIONS 0.0%
Eurodollar September Futures(CME)
Strike @ 92.750 Exp. 09/16/2002	5,000	0
Government of Japan (OTC)
0.000% due 06/30/2002
Strike @ 127.000 Exp. 09/03/2002	200,000	0
Republic of Germany (OTC)
6.000% due 01/05/2006
Strike @ 95.000 Exp. 10/03/2002	1,100	0
Republic of Germany (OTC)
6.500% due 10/14/2005
Strike @ 98.000 Exp. 10/03/2002	4,290	0
Total Purchased Put Options (Cost $ 1)		0

SHORT-TERM INSTRUMENTS 20.7%
Commercial Paper 14.7%
ABN AMRO Mortgage Corp.
1.770% due 09/16/2002	300	299
Anz, Inc.
1.770% due 08/05/2002	200	200
Federal Home Loan Bank
1.700% due 07/24/2002	100	100
Freddie Mac
1.740% due 08/20/2002	100	100
Svenska Handelsbank
1.795% due 08/19/2002	400	399
Swedbank
1.850% due 08/22/2002	200	199
UBS Finance, Inc.
1.760% due 08/28/2002	100	100

		1,397

Repurchase Agreement 2.4%
State Street Bank
1.550% due 07/01/2002	233	233
(Dated 06/28/2002. Collateralized by Freddie Mac 2.210% due 11/26/2002 valued at $239. Repurchase proceeds are $233.)

U.S. Treasury Bills 3.6%
1.554% due 08/15/2002(b)	345	344

Total Short-Term Instruments (Cost $ 1,974)		1,974

Total Investments(a) 200.3% (Cost $ 18,007)		$19,064

Written Options(c) (0.5%) (Premiums $ 54)		(49)

Other Assets and Liabilities (Net) (99.8%)		(9,499)

Net Assets 100.0%		$9,516

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$1,130

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(73)

Unrealized appreciation-net	$1,057

(b)	Securities with an aggregate market value of $462 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation
Government of Japan 10 Year Note (09/2002)	1	$9
U.S. Treasury 10 Year Note (09/2002)	16	44
U.S. Treasury 30 Year Bond (09/2002)	1	1
Eurodollar March Futures (03/2003)	1	2

		$56

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 6.000% Exp. 10/20/2003	300,000	$14	$13
Put—OTC 3 Month LIBOR Interest Rate Swap Strike @ 6.000% Exp. 10/20/2003	300,000	14	12
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.650% Exp. 11/19/2003	300,000	10	9
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.300% Exp. 12/11/2002	980,000	15	15
Call—CME Eurodollar June Futures Strike @ 97.250 Exp. 09/16/2002	1	1	0

		$54	$49

(d)	Foreign forward currency contracts outstanding at June 30, 2002:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation/ (Depreciation)
Buy	A$	90	07/2002	$0
Sell	BP	106	07/2002	(7)
Buy	C$	121	07/2002	2
Sell		57	07/2002	0
Sell	DK	1,015	09/2002	(6)
Buy	EC	50	07/2002	3
Sell		1,717	07/2002	(72)
Buy	HK$	114	07/2002	0
Buy	JY	12,883	07/2002	7
Sell		55,794	07/2002	(39)
Sell	N$	331	09/2002	3
Sell	SK	1,062	08/2002	(12)

				$(121)

See accompanying notes

10

(e)	Principal amount denoted in indicated currency:

A$ — Australian Dollar
BP — British Pound
C$ — Canadian Dollar
DK — Danish Krone
EC — Euro
HK$ — Hong Kong Dollar
JY — Japanese Yen
N$ — New Zealand Dollar
SK — Swedish Krona

(f)	Swap agreements outstanding at June 30, 2002:

Type		Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.000%.
Broker: Goldman Sachs
Exp. 12/17/2009	C$	700	$(5)
Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.000%.
Broker: Goldman Sachs
Exp. 12/17/2006		300	(5)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Broker: UBS-Warburg
Exp. 03/15/2032	EC	400	8
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month EC-LIBOR.
Broker: Merrill Lynch
Exp. 06/17/2003		700	1
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Broker: J.P. Morgan Chase & Co.
Exp. 06/17/2012		100	(2)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2031		100	(9)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Broker: Citibank London NA
Exp. 06/17/2012		200	0
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Broker: Morgan Stanley
Exp. 03/15/2031		100	(8)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Broker: Morgan Stanley
Exp. 03/15/2008	BP	100	1
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Broker: UBS-Warburg
Exp. 03/15/2032	BP	200	(4)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.
Broker: Morgan Stanley
Exp. 09/15/2002		100	(1)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Broker: Morgan Stanley
Exp. 03/15/2004		200	4
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Broker: Morgan Stanley
Exp. 03/15/2016		600	(3)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Broker: Goldman Sachs
Exp. 03/15/2016		100	0
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.753%.
Broker: Goldman Sachs
Exp. 02/08/2006	H$	3,000	(21)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.
Broker: Goldman Sachs
Exp. 05/18/2010	JY	17,000	(12)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Broker: Goldman Sachs
Exp. 09/21/2011		40,000	(4)
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Broker: Lehman Brothers, Inc.
Exp. 09/10/2003		$100	(1)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Bank of America
Exp. 12/18/2022		200	1
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Broker: Goldman Sachs
Exp. 12/17/2009		400	7

See accompanying notes

11

Schedule of Investments (Cont.)

Foreign Bond Portfolio

June 30, 2002 (Unaudited)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Broker: Goldman Sachs
Exp. 12/17/2006	$100	$4
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Goldman Sachs
Exp. 06/17/2012	100	(6)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Morgan Stanley
Exp. 06/17/2012	1,400	(95)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Morgan Stanley
Exp. 12/17/2021	100	7
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Goldman Sachs
Exp. 12/17/2021	100	(5)
Receive a fixed rate equal to 5.670% and pay floating rate based on 3-month LIBOR.
Broker: Goldman Sachs
Exp. 02/08/2006	400	21

		$(127)

Type	Fixed Spread (%)	Fixed Notional Amount	Unrealized (Depreciation)
Receive a fixed spread and pay the 5-year Swap Spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.
Broker: Morgan Stanley

Exp. 08/15/2002	0.465	$2,500	$(8)

			$(8)

(g)	Short sales open at June 30, 2002 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Republic of Germany	6.500	10/14/2005	1,700	$1,786	$1,614
U.S. Treasury Notes	6.000	08/15/2009	300	326	314
U.S. Treasury Notes	5.000	08/15/2011	800	811	811
U.S. Treasury Notes	3.500	11/15/2006	1,100	1,080	1,073
U.S. Treasury Notes	4.375	05/15/2007	200	203	202

				$4,206	$4,014

(h)	Security, or a portion thereof, subject to financing transaction.

(i)	Variable rate security. The rate listed is as of June 30, 2002.

(j)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(k)	Principal amount of the security is adjusted for inflation.

See accompanying notes

12

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Foreign Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

13

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after

14

it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Foreign Bond Portfolio	0.75%	0.90%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Foreign Bond Portfolio	$16,639	$18,831	$9,742	$1,397

15

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Foreign Bond Portfolio
Premium
Balance at 12/31/2001	$49
Sales	38
Closing Buys	(23)
Expirations	(10)
Exercised	0

Balance at 06/30/2002	$54

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Foreign Bond Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,091	10,594	605	5,854
Issued as reinvestment of distributions
Institutional Class	0	2	18	182
Administrative Class	13	128	10	98
Cost of shares redeemed
Institutional Class	(95)	(930)	(474)	(4,589)
Administrative Class	(636)	(6,179)	(212)	(2,066)

Net increase (decrease) resulting from Portfolio share transaction	373	$3,615	(53)	$(521)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Foreign Bond Portfolio
Administrative Class	3	94
Institutional Class	1	100

16

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD
840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
LOW DURATION PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Low Duration Portfolio

PORTFOLIO CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	2.0 years	$9.1 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	2/16/1999	William H. Gross
Primarily short maturity fixed income securities.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	6 Months	1 Year	3 Years*	Since Inception*

Low Duration Portfolio Administrative Class	3.34%	7.24%	6.55%	6.21%

Merrill Lynch 1-3 Year Treasury Index	2.38%	6.65%	6.85%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 3/01/1999, the first full month following the Portfolio’s Administrative Class inception on 2/16/1999, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The Low Duration Portfolio Administrative Class returned 3.34% during the six-month period ended June 30, 2002, compared to a 2.38% return for the benchmark Merrill Lynch 1-3 Year Treasury Index.

•	An above-benchmark duration aided performance as short term rates fell.

•	Mortgage holdings enhanced returns, as prepayments were lower than anticipated.

•	An investment-grade corporate emphasis modestly detracted from performance in response to corporate governance and transparency worries.

•	Limited holdings in non-investment-grade securities were negative due to cash outflows from the sector amid concerns about credit quality.

•	An increased allocation to non-U.S. bonds hurt performance as the flight to safety in the second quarter caused U.S. rates to fall most.

•	Euro exposure helped returns; the euro gained vs. the dollar amid a decline in demand for U.S. assets, mainly stocks.

•	Emerging market bonds detracted from returns as Brazil’s problems adversely affected the entire asset class.

2

Financial Highlights

Low Duration Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (e)	12/31/2001		12/31/2000	02/16/1999 – 12/31/1999
Net asset value beginning of period	$9.95	$9.82		$9.74	$10.00
Net investment income (a)	0.19	0.52		0.59	0.50
Net realized/unrealized gain (loss) on investments (a)	0.26	0.21		0.11	(0.25)
Total income from investment operations	0.45	0.73		0.70	0.25
Dividends from net investment income	(0.31)	(0.54)		(0.62)	(0.51)
Distributions from net realized capital gains	0.00	(0.06)		0.00	0.00
Total Distributions	(0.31)	(0.60)		(0.62)	(0.51)
Net asset value end of period	$10.09	$9.95		$9.82	$9.74
Total return	3.34%	7.61%		7.41%	2.56%
Net assets end of period (000s)	$9,100	$5,175		$742	$5,149
Ratio of net expenses to average net assets	0.65%*	0.69	%(c)(d)	0.65%	0.65	%(b)*
Ratio of net investment income to average net assets	3.83%*	5.18%		6.07%	5.74	%*
Portfolio turnover rate	216%	661%		165%	11%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.78% for the period ended December 31, 1999.
(c)	Ratio of net expenses to average net assets excluding interest expense is 0.65%.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.70% for the period ended December 31, 2001.
(e)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Low Duration Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$10,236
Cash	1
Foreign currency, at value	19
Receivable for investments sold and forward foreign currency contracts	1,028
Interest and dividends receivable	56

11,340

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$2,174
Payable for financing transactions	14
Written options outstanding	1
Payable for Fund shares redeemed	43
Accrued investment advisory fee	2
Accrued administration fee	2
Accrued servicing fee	1
Variation margin payable	1
Other liabilities	2

2,240

Net Assets	$9,100

Net Assets Consist of:
Paid in capital	$8,997
Undistributed (overdistributed) net investment income	(7)
Accumulated undistributed net realized gain	66
Net unrealized appreciation	44

$9,100

Net Assets:
Institutional Class	$10
Administrative Class	9,090

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	901

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.09
Administrative Class	10.09

Cost of Investments Owned	$10,194
Cost of Foreign Currency Held	$19

See accompanying notes

4

Statement of Operations

Low Duration Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$154

Total Income	154

Expenses:
Investment advisory fees	9
Administration fees	8
Distribution and/or servicing fees—Administrative Class	5
Interest expense	1

Total Expenses	23

Net Investment Income	131

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	100
Net realized gain on futures contracts, written options, and swaps	8
Net realized gain on foreign currency transactions	4
Net change in unrealized (depreciation) on investments	(15)
Net change in unrealized appreciation on futures contracts, written options, and swaps	4
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(8)

Net Gain	93

Net Increase in Assets Resulting from Operations	$224

See accompanying notes

5

Statements of Changes in Net Assets

Low Duration Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002	Year Ended December 31, 2001

Operations:
Net investment income	$131	$350
Net realized gain	112	59
Net change in unrealized appreciation (depreciation)	(19)	64

Net increase resulting from operations	224	473

Distributions to Shareholders:
From net investment income
Institutional Class	(1)	(205)
Administrative Class	(130)	(145)
From net realized capital gains
Institutional Class	0	(3)
Administrative Class	0	(29)

Total Distributions	(131)	(382)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	4,147	4,669
Issued as reinvestment of distributions
Institutional Class	1	208
Administrative Class	130	174
Cost of shares redeemed
Institutional Class	(460)	(5,270)
Administrative Class	(454)	(401)

Net increase (decrease) resulting from Fund share transactions	3,364	(620)

Total Increase (Decrease) in Net Assets	3,457	(529)

Net Assets:
Beginning of period	5,643	6,172
End of period*	$9,100	$5,643

*Including net (overdistributed) investment income of:	$(7)	$(7)

See accompanying notes

6

Schedule of Investments

Low Duration Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 9.7%
Banking & Finance 3.3%
General Motors Acceptance Corp.
2.540% due 08/04/2003 (g)	$200	$199
Pemex Project Funding Master Trust
3.363% due 01/07/2005 (g)	100	100

		299

Industrials 2.7%
Conoco Funding Co.
5.450% due 10/15/2006	100	103
Witco Corp.
6.600% due 04/01/2003	150	149

		252

Utilities 3.7%
Appalachian Power Co.
4.800% due 06/15/2005	40	40
British Telecom PLC
3.181% due 12/15/2003 (g)	100	100
France Telecom
7.200% due 03/01/2006	100	96
Pacific Gas & Electric Co.
1.000% due 10/31/2049 (g)(h)	100	99

		335

Total Corporate Bonds & Notes (Cost $889)		886

U.S. TREASURY OBLIGATIONS 1.9%
Treasury Inflation Protected Securities
3.625% due 07/15/2002 (j)	168	168

Total U.S. Treasury Obligations (Cost $ 168)		168

MORTGAGE-BACKED SECURITIES 65.4%
Collateralized Mortgage Obligations 34.3%
Bank of America Mortgage Securities, Inc.
6.234% due 07/25/2031 (g)	57	58
Bear Stearns Adjustable Rate Mortgage Trust
6.230% due 06/28/2032	100	102
6.281% due 01/25/2032 (g)	70	72
Collateralized Mortgage Securities Corp.
10.950% due 02/01/2014	493	494
Credit-Based Asset Servicing & Securitization
2.158% due 06/25/2032 (g)	24	24
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (g)	97	97
4.370% due 12/19/2039	89	89
Fannie Mae
6.000% due 08/19/2017	1,000	1,016
Federal Housing Administration
6.390% due 10/01/2020	407	412
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	21	21
Freddie Mac
2.190% due 07/15/2028 (g)	52	52
General Electric Capital Mortgage Services, Inc.
6.500% due 03/25/2024	250	255
Sequoia Mortgage Trust
2.180% due 05/20/2032	99	99
Structured Asset Securities Corp.
1.000% due 08/30/2032 (g)	20	20
2.150% due 10/25/2027 (g)	96	96
6.150% due 07/25/2032 (g)	20	20
6.750% due 07/25/2029	95	97
Washington Mutual, Inc.
4.494% due 01/25/2041 (g)	51	51
Wells Fargo Mortgage-Backed Securities Trust
7.000% due 02/25/2016	45	46

		3,121

Fannie Mae 31.1%
4.660% due 09/01/2040 (g)		99	100
6.000% due 08/01/2016-04/01/2017 (i)		2,675	2,733

			2,833

Total Mortgage-Backed Securities (Cost $ 5,915)			5,954

ASSET-BACKED SECURITIES 6.3%
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (g)		100	100
Equity One ABS, Inc.
2.120% due 11/25/2032 (g)		97	97
Home Equity Mortgage Trust
2.170% due 11/25/2032 (g)		100	100
6.117% due 06/25/2032 (g)		50	51
Household Finance Corp.
1.000% due 05/20/2032 (g)		21	21
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (g)		23	23
Morgan Stanley Dean Witter Capital I
2.170% due 07/25/2032 (g)		45	45
Oakwood Mortgage Investors, Inc.
2.140% due 03/15/2014 (g)		32	32
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		100	100

Total Asset-Backed Securities (Cost $ 569)			569

SOVEREIGN ISSUES 1.0%
Republic of Brazil
3.062% due 04/15/2006 (g)		109	86

Total Sovereign Issues (Cost $101)			86

FOREIGN CURRENCY-DENOMINATED (e)(f) 0.1%
Republic of Germany
4.250% due 03/14/2003	EC	10	10

Total Foreign Currency-Denominated (Cost $10)			10

PURCHASED CALL OPTIONS 0.5%
Euro vs. U.S. Dollar (OTC)
Strike @ 0.850 Exp. 07/11/2002		$327	45

Total Purchased Call Options (Cost $24)			45

CONVERTIBLE BONDS & NOTES 4.4%
Banking & Finance 4.4%
Verizon Global Funding
5.750% due 04/01/2003		400	404

Total Convertible Bonds & Notes (Cost $404)			404

SHORT-TERM INSTRUMENTS 23.2%
Commercial Paper 21.9%
Abbey National North America
1.790% due 09/09/2002		300	299
ABN AMRO Mortgage Corp.
1.770% due 09/16/2002		300	299
CDC
1.760% due 07/25/2002		400	399
Danske Corp.
1.800% due 09/06/2002		300	300
Federal Home Loan Bank
1.740% due 07/24/2002		400	399

See accompanying notes

7

	Principal Amount (000s)	Value (000s)
Halifax PLC
1.790% due 07/29/2002	$300	$300

		1,996

Repurchase Agreement 1.2%
State Street Bank
1.550% due 07/01/2002	108	108
(Dated 06/28/2002. Collateralized by Freddie Mac 3.375% due 11/15/2004 valued at $111. Repurchase proceeds are $108.)

U.S. Treasury Bills 0.1%
1.740% due 08/15/2002 (b)	10	10

Total Short-Term Instruments (Cost $2,114)		2,114

Total Investments (a) 112.5% (Cost $ 10,194)		$10,236

Written Options (c) (0.0%)		(1)
(Premiums $ 5)

Other Assets and Liabilities (Net) (12.5%)		(1,135)

Net Assets 100.0%		$9,100

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$69

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(27)

Unrealized appreciation-net	$42

(b)	Securities with an aggregate market value of $178 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation
Euro-Bobl 5 Year Note (09/2002)	6	$4
Euribor Futures (03/2003)	4	1

		$5

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.300% Exp. 08/23/2002	100,000	$1	$1
Put—CME Eurodollar September Futures Strike @ 97.250 Exp. 09/16/2002	1	0	0
Put—CME Eurodollar December Futures Strike @ 96.000 Exp. 12/16/2002	6	3	0
Put—CME Eurodollar December Futures Strike @ 96.500 Exp. 12/16/2002	1	1	0

		$5	$1

(d)	Swap agreements outstanding at June 30, 2002:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Broker: Morgan Stanley
Exp. 03/15/2032	BP 100	$(4)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.
Broker: Morgan Stanley
Exp. 01/11/2011	JY 4,000	(2)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032	EC 200	4

		$(2)

(e)	Foreign forward currency contracts outstanding at June 30, 2002:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation/ (Depreciation)
Buy	EC	306	07/2002	$20
Sell		497	07/2002	(24)
Buy	JY	238	07/2002	0

				$(4)

(f)	Principal amount denoted in indicated currency:

BP — British Pound
EC — Euro
JY — Japanese Yen

(g)	Variable rate security. The rate listed is as of June 30, 2002.
(h)	Security is in default.
(i)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(j)	Principal amount of security is adjusted for inflation.

See accompanying notes

8

Notes to Financial Statements

June 30, 2002

1.    Organization

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

9

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after

10

it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Low Duration Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Low Duration Portfolio	$13,370	$13,236	$1,765	$420

11

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Low Duration Portfolio
Premium
Balance at 12/31/2001	$0
Sales	5
Closing Buys	0
Expirations	0
Exercised	0

Balance at 06/30/2002	$5

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Low Duration Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	413	4,147	467	4,669
Issued as reinvestment of distributions
Institutional Class	0	1	21	208
Administrative Class	13	130	17	174
Cost of shares redeemed
Institutional Class	(46)	$(460)	(527)	$(5,270)
Administrative Class	(45)	(454)	(40)	(401)

Net increase (decrease) resulting from Portfolio share transactions	335	$3,364	(62)	$(620)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Low Duration Portfolio
Administrative Class	2	93
Institutional Class	1	100

12

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
TOTAL RETURN PORTFOLIO II
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Total Return Portfolio II

PORTFOLIO CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	4.2 years	$4.0 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	5/28/1999	William H. Gross
Primarily intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	6 Months	1 Year	3 Years*	Since Inception*

Total Return Portfolio II Administrative Class	2.46%	8.98%	8.01%	8.02%

Lehman Brothers Aggregate Bond Index	3.79%	8.63%	8.11%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 6/01/1999, the first full month following the Portfolio’s Administrative Class inception on 5/28/1999, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. It is not possible to invest directly in the index.

PORTFOLIO INSIGHTS

•
The Total Return Portfolio II Administrative Class returned 2.46% for the six-month period ended June 30, 2002. It’s benchmark, the Lehman Brothers Aggregate Bond Index, returned 3.79% over the same period.

•	Portfolio duration was near the benchmark throughout the period, and had no effect on relative performance.

•	An emphasis on shorter maturity securities was positive for returns as market expectation of near-term Federal Reserve tightening declined, which caused short-term interest rates to fall.

•	The Portfolio benefited from an overweight in mortgages, which provided a high quality source of additional yield.

•	The allocation to corporates hurt returns as accounting concerns caused investors to sell corporate bonds.

2

Financial Highlights

Total Return Portfolio II (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (e)		12/31/2001		12/31/2000	05/28/1999 – 12/31/1999
Net asset value beginning of period	$10.12		$10.24		$9.82	$10.00
Net investment income (a)	0.19		0.48		0.63	0.32
Net realized/unrealized gain (loss) on investments (a)	0.06		0.49		0.44	(0.18)
Total income from investment operations	0.25		0.97		1.07	0.14
Dividends from net investment income	(0.19)		(0.48)		(0.65)	(0.32)
Distributions from net realized capital gains	0.00		(0.61)		0.00	0.00
Total distributions	(0.19)		(1.09)		(0.65)	(0.32)
Net asset value end of period	$10.18		$10.12		$10.24	$9.82
Total return	2.46%		9.72%		11.30%	1.41%
Net assets end of period (000s)	$2,799		$2,403		$2,203	$5,128
Ratio of net expenses to average net assets	0.66	%(d)*	0.65	%(c)	0.65%	0.65	%(b)*
Ratio of net investment income to average net assets	3.75	%*	4.56%		6.34%	5.38	%*
Portfolio turnover rate	242%		606%		937%	378%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.78% for the period ended December 31, 1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the period ended December 31, 2001.
(d)	Ratio of expenses to average net assets excluding trustee’s expense is 0.65%.
(e)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Total Return Portfolio II
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$5,030
Receivable for investments sold and forward foreign currency contracts	511
Interest and dividends receivable	35
Variation margin receivable	2

5,578

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$1,542
Written options outstanding	20
Accrued investment advisory fee	1
Accrued administration fee	1
Variation margin payable	3
Other liabilities	13

1,580

Net Assets	$3,998

Net Assets Consist of:
Paid in capital	$3,889
Undistributed net investment income	9
Accumulated undistributed net realized gain	108
Net unrealized (depreciation)	(8)

$3,998

Net Assets:
Institutional Class	$1,199
Administrative Class	2,799

Shares Issued and Outstanding:
Institutional Class	118
Administrative Class	275

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.18
Administrative Class	10.18

Cost of Investments Owned	$5,048

See accompanying notes

4

Statement of Operations

Total Return Portfolio II
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$86

Total Income	86

Expenses:
Investment advisory fees	5
Administration fees	5
Distribution and/or servicing fees—Administrative Class	2
Total Expenses	12

Net Investment Income	74

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	37
Net realized gain on futures contracts, written options, and swaps	76
Net change in unrealized (depreciation) on investments	(51)
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(19)

Net Gain	43

Net Increase in Assets Resulting from Operations	$117

See accompanying notes

5

Statements of Changes in Net Assets

Total Return Portfolio II

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002	Year Ended December 31, 2001
Operations:
Net investment income	$74	$279
Net realized gain	113	307
Net change in unrealized depreciation	(70)	(27)

Net increase resulting from operations	117	559

Distributions to Shareholders:
From net investment income
Institutional Class	(25)	(174)
Administrative Class	(49)	(105)
From net realized capital gains
Institutional Class	0	(217)
Administrative Class	0	(135)

Total Distributions	(74)	(631)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	485	1
Issued as reinvestment of distributions
Institutional Class	25	390
Administrative Class	49	241
Cost of shares redeemed
Institutional Class	(2,700)	0
Administrative Class	(152)	(14)

Net increase (decrease) resulting from Portfolio share transactions	(2,293)	618

Total Increase (Decrease) in Net Assets	(2,250)	546

Net Assets:
Beginning of period	6,248	5,702
End of period*	$3,998	$6,248
*Including net undistributed investment income of:	$9	$9

See accompanying notes

6

Schedule of Investments

Total Return Portfolio II

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.6%
Banking & Finance 3.0%
Ford Motor Credit Co.
7.250% due 10/25/2011	$100	$100
General Electric Capital Corp.
6.125% due 02/22/2011	20	20

		120

Industrials 4.8%
AOL Time Warner, Inc.
7.625% due 04/15/2031	100	88
Weyerhaeuser Co.
7.375% due 03/15/2032	100	102

		190

Utilities 6.8%
Appalachian Power Co.
4.800% due 06/15/2005	20	20
Sprint Capital Corp.
7.625% due 01/30/2011	100	80
Verizon Pennsylvania
5.650% due 11/15/2011	100	92
Williams Cos., Inc.
7.875% due 09/01/2021	100	80

		272

Total Corporate Bonds & Notes (Cost $ 646)		582

MUNICIPAL BONDS & NOTES 1.7%
California 0.7%
California State Department of Water Resources Center Valley Project Revenue Bonds, (FGIC Insured),
Series 2002 9.115% due 12/01/2022 (e)	25	27

Massachusetts 0.3%
Massachusetts State General Obligation Revenue Bonds, (FGIC Insured),
Series 2002 1.000% due 06/01/2022 (e)	13	13

New York 0.7%
New York State Environmental Facilities Corporate Revenue Bonds,
Series 2002 5.125% due 06/15/2023 (e)	25	25

New York State Metropolitan Transitional Authority Revenue Bonds, (FGIC Insured),
Series 2002 5.125% due 11/15/2022 (e)	5	5

		30

Total Municipal Bonds & Notes (Cost $ 69)		70

U.S. GOVERNMENT AGENCIES 2.8%
Freddie Mac
6.875% due 09/15/2010	100	111

Total U.S. Government Agencies (Cost $ 107)		111

U.S. TREASURY OBLIGATIONS 9.6%
Treasury Inflation Protected Securities
3.375% due 01/15/2007 (g)(b)	113	118
U.S. Treasury Notes
5.750% due 08/15/2010	250	268

Total U.S. Treasury Obligations (Cost $ 381)		386

MORTGAGE-BACKED SECURITIES 65.3%
Collateralized Mortgage Obligations 32.5%
Bear Stearns Adjustable Rate Mortgage Trust
6.539% due 10/25/2031	69	70
Chase Mortgage Finance Corp.
6.221% due 07/25/2032	20	20
Countrywide Home Loans
6.500% due 08/25/2032 (e)	9	9
CS First Boston Mortgage Securities Corp.
6.250% due 04/25/2032 (e)	10	10
Fannie Mae
6.000% due 08/19/2017	500	508
Freddie Mac
5.750% due 04/15/2032	100	104
Government National Mortgage Association
2.338% due 09/20/2030 (e)	55	55
G-Wing Ltd.
4.493% due 05/06/2004 (e)	100	100
Merrill Lynch Mortgage Investors, Inc.
2.138% due 01/20/2030 (e)	28	28
Morgan Stanley Capital I
7.460% due 02/15/2020	132	139
Structured Asset Securities Corp.
2.110% due 06/25/2032 (e)	50	50
2.168% due 08/30/2032 (e)	10	10
5.800% due 09/25/2031	10	10
6.150% due 07/25/2032 (e)	10	10
6.500% due 09/25/2031	78	78
US Restaurant Properties Funding
4.210% due 08/26/2008 (e)	96	96

		1,297

Fannie Mae 28.9%
6.000% due 11/01/2016-07/18/2017 (e)(f)	1,132	1,156

		1,156

Freddie Mac 0.9%
5.324% due 07/01/2027 (e)	16	16
6.631% due 01/01/2028 (e)	19	20

		36

Government National Mortgage Association 3.0%
5.375% due 02/20/2027 (e)	69	70
5.500% due 05/20/2030 (e)	50	51

		121

Total Mortgage-Backed Securities (Cost $ 2,589)		2,610

ASSET-BACKED SECURITIES 9.0%
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (e)	30	30
Conseco Recreational Enthusiast Consumer Trust
7.562% due 10/15/2007	21	21
Equity One ABS, Inc.
2.120% due 11/25/2032 (e)	49	50
Home Equity Mortgage Trust
6.117% due 06/25/2032 (e)	100	102
Household Finance Corp.
2.138% due 05/20/2032 (e)	10	10
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (e)	10	10
Morgan Stanley Dean Witter Capital I
2.170% due 07/25/2032 (e)	22	22
Oakwood Mortgage Investors, Inc.
2.140% due 03/15/2014 (e)	16	16
Providian Gateway Master Trust
2.060% due 03/15/2007 (e)	100	100

Total Asset-Backed Securities (Cost $ 360)		361

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 95.750 Exp. 12/16/2002	4,000	0
Strike @ 95.500 Exp. 12/16/2002	7,000	0

Total Purchased Put Options (Cost $ 0)		0

7

	Shares	Value (000s)
PREFERRED SECURITY 2.9%
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (e)	100,000	$115

Total Preferred Security (Cost $ 101)		115

SHORT-TERM INSTRUMENTS 19.9%
	Principal Amount (000s)
Commercial Paper 17.5%
Fannie Mae
1.880% due 08/28/2002	$400	399
Freddie Mac
1.870% due 08/30/2002	300	299

		698

Repurchase Agreement 0.9%
State Street Bank
1.550% due 07/01/2002	37	37

(Dated 06/28/2002. Collateralized by Fannie Mae 2.600% due 05/28/2003 valued at $40. Repurchase proceeds are $37.)
U.S. Treasury Bills 1.5% (b)
1.670% due 08/15/2002	60	60

Total Short-Term Instruments (Cost $ 795)		795

Total Investments (a) 125.8% (Cost $ 5,048)		$5,030
Written Options (c) (0.5%)
(Premiums $ 26)		(20)
Other Assets and Liabilities (Net) (25.3%)		(1,012)

Net Assets 100.0%		$3,998

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$52

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(70)

Unrealized depreciation-net	$(18)

(b)	Securities with an aggregate market value of $178 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation
U.S. Treasury 10 Year Note (09/2002)	7	$17
Eurodollar December Futures (12/2002)	1	0

		$17

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Put—OTC 3 month LIBOR Interest Rate Swap Strike @ 6.000 % Exp. 10/19/2004	100,000	$4	$4
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 6.000% Exp. 10/19/2004	100,000	4	4
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.200% Exp. 11/02/2004	100,000	3	2
Put—OTC 3 Month LIBOR Interest Rate Swap Strike @6.700% Exp. 11/02/2004	100,000	3	3
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.400% Exp. 08/23/2002	100,000	1	1
Call—CBOT U.S. Treasury Note September Futures Strike @ 107.000 Exp. 08/24/2002	4	2	6
Put—CME Eurodollar September Futures Strike @ 96.500 Exp. 09/16/2002	1	1	0
Put—CME Eurodollar September Futures Strike @ 97.250 Exp. 09/16/2002	4	2	0
Put—CME Eurodollar September Futures Strike @ 96.750 Exp. 09/16/2002	1	1	0
Put—CME Eurodollar December Futures Strike @ 96.000 Exp. 12/16/2002	1	1	0
Put—CME Eurodollar December Futures Strike @ 96.500 Exp. 12/16/2002	5	4	0

		$26	$20

(d)	Swap agreements outstanding at June 30, 2002:

Type	Notional Amount	Unrealized (Depreciation)
Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Broker: Lehman Brothers, Inc.
Exp. 06/24/2003	$1,000	$0
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Bank of America
Exp. 06/17/2012	200	(13)

		$(13)

(e)	Variable rate security. The rate listed is as of June 30, 2002.
(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(g)	Principal amount of security is adjusted for inflation.

See accompanying notes

8

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Total Return Portfolio II (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on May 28, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific

9

expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

10

When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Total Return Portfolio II	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Others
	Purchases	Sales	Purchases	Sales
Total Return Portfolio II	$9,883	$11,847	$1,193	$3,364

11

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Total Return Portfolio II Premium
Premium
Balance at 12/31/2001	$93
Sales	12
Closing Buys	(36)
Expirations	(43)
Exercised	0

Balance at 06/30/2002	$26

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Portfolio II
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	48	485	0	1
Issued as reinvest\ment of distributions
Institutional Class	2	25	38	390
Administrative Class	5	49	23	241
Cost of shares redeemed
Institutional Class	(264)	(2,700)	0	0
Administrative Class	(15)	(152)	(1)	(14)

Net increase (decrease) resulting from Portfolio share transactions	(224)	$(2,293)	60	$618

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Total Return Portfolio II
Administrative Class	2	100
Institutional Class	1	100

12

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH , CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
STOCKSPLUS GROWTH AND INCOME PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,
Brent R. Harris
Chairman

July 31, 2002

1

StocksPLUS Growth and Income Portfolio

FUND CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Total return which exceeds that of the S&P 500 Index.	0.9 years	$225.2 million

PORTFOLIO:	FUND INCEPTION DATE:	PORTFOLIO MANAGER TEAM LEAD:
Primarily S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities.	4/28/2000	William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002
	6 Months	1 Year	Since Inception*

StocksPLUS Growth and Income Portfolio (Institutional Class)	-12.38%	-16.81%	-14.26%

S&P 500 Index	-13.16%	-17.99%	–

* Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

* % of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/28/2000, compared to the S&P 500 Index, an unmanaged market index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The S&P 500 Index posted a negative total return of 13.16% in the first half of 2002 amid concerns about widespread accounting irregularities and weak profits.

•	The StocksPLUS Growth and Income Portfolio Institutional Class outperformed the S&P 500 Index by 0.78%, returning a negative 12.38% for the first half of 2002.

•	A longer duration relative to the effective benchmark was modestly positive for performance as short-term interest rates fell.

•	High relative yields provided by mortgage-and asset-backed securities enhanced performance.

•	Corporate fixed income holdings provided attractive yields but detracted from returns overall due to adverse price performance, particularly in the telecom sector.

•	Modest holdings of emerging market bonds detracted from returns as political concerns in Brazil affected the entire sector.

•	Real return bonds helped returns as inflation accruals were strong and falling real yields generated additional gains.

2

Financial Highlights

StocksPLUS Growth and Income Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (d)	12/31/2001		12/31/2000
Net asset value beginning of period	$9.36	$11.05		$13.21
Net investment income (a)	0.12	0.45		0.49
Net realized/unrealized loss on investments (a)	(1.27)	(1.71)		(1.48)
Total loss from investment operations	(1.15)	(1.26)		(0.99)
Dividends from net investment income	(0.10)	(0.43)		(0.63)
Distributions from net realized capital gains	0.00	0.00		(0.54)
Total distributions	(0.10)	(0.43)		(1.17)
Net asset value end of period	$8.11	$9.36		$11.05
Total return	(12.38)%	(11.28)%		(7.91)%
Net assets end of period (000s)	$868	$187		$63
Ratio of net expenses to average net assets	0.50%*	0.52	%(b)(c)	0.50%
Ratio of net investment income to average net assets	2.75%*	4.60%		5.79%
Portfolio turnover rate	118%	547%		350%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of net expenses to average net assets excluding interest expense is 0.50%.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.53% for the period ended December 31, 2001.
(d)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

StocksPLUS Growth and Income Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$230,052
Cash	5,964
Receivable for investments sold and forward foreign currency contracts	1,532
Receivable for Portfolio shares sold	39
Interest and dividends receivable	834
Variation margin receivable	2
Other assets	2

238,425

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$11,334
Written options outstanding	255
Payable for Portfolio shares redeemed	620
Accrued investment advisory fee	72
Accrued administration fee	19
Accrued servicing fee	30
Variation margin payable	416
Recoupment payable to Manager	6
Other liabilities	439

13,191

Net Assets	$225,234

Net Assets Consist of:
Paid in capital	$348,793
Undistributed net investment income	1,028
Accumulated undistributed net realized (loss)	(102,121)
Net unrealized (depreciation)	(22,466)

$225,234

Net Assets:
Institutional Class	$868
Administrative Class	224,366

Shares Issued and Outstanding:
Institutional Class	107
Administrative Class	27,700

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$8.11
Administrative Class	8.10

Cost of Investments Owned	$231,780

See accompanying notes

4

Statement of Operations

StocksPLUS Growth and Income Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$4,171

Total Income	4,171

Expenses:
Investment advisory fees	502
Administration fees	125
Distribution and/or servicing fees—Administrative Class	188
Trustees’ fees	9
Organization Costs	1
Miscellaneous expense	6

Total Expenses	831

Net Investment Income	3,340

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	624
Net realized (loss) on futures contracts, written options, and swaps	(11,818)
Net realized gain on foreign currency transactions	230
Net change in unrealized (depreciation) on investments	(501)
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(25,097)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	95

Net (Loss)	(36,467)

Net Decrease in Assets Resulting from Operations	$(33,127)

See accompanying notes

5

Statements of Changes in Net Assets

StocksPLUS Growth and Income Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002	Year Ended December 31, 2001
	(unaudited)
Operations:
Net investment income	$3,340	$11,694
Net realized loss	(10,964)	(54,530)
Net change in unrealized appreciation (depreciation)	(25,503)	9,909

Net decrease resulting from operations	(33,127)	(32,927)

Distributions to Shareholders:
From net investment income
Institutional Class	(7)	(8)
Administrative Class	(2,778)	(10,789)

Total Distributions	(2,785)	(10,797)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	785	147
Administrative Class	51,556	79,030
Issued as reinvestment of distributions
Institutional Class	7	8
Administrative Class	2,778	10,789
Cost of shares redeemed
Institutional Class	(7)	(6)
Administrative Class	(54,086)	(58,945)

Net increase resulting from Portfolio share transactions	1,033	31,023

Total Decrease in Net Assets	(34,879)	(12,701)

Net Assets:
Beginning of period	260,113	272,814
End of period*	$225,234	$260,113

*Including net undistributed investment income of:	$1,028	$473

See accompanying notes

6

Schedule of Investments

StocksPLUS Growth and Income Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 20.2%
Banking & Finance 10.0%
Bear Stearns Cos., Inc.
2.496% due 05/24/2004 (f)	$5,700	$5,728
Bell Atlantic Financial Services
5.750% due 04/01/2003	300	303
CIT Group, Inc.
2.250% due 02/28/2003 (f)	900	880
Donaldson, Lufkin & Jenrette, Inc.
2.390% due 04/25/2003 (f)	1,100	1,103
Finova Group, Inc.
7.500% due 11/15/2009	900	301
Ford Motor Credit Co.
2.167% due 06/02/2003 (f)	4,600	4,562
General Motors Acceptance Corp.
2.400% due 05/16/2003 (f)	300	300
6.750% due 03/15/2003	1,500	1,539
Golden State Holdings
2.912% due 08/01/2003 (f)	1,000	995
National Rural Utilities Cooperative Finance Corp.
2.940% due 04/26/2004 (f)	2,100	2,101
Old Kent Bank
2.662% due 11/01/2005 (f)	700	700
Pemex Project Funding Master Trust
3.512% due 01/07/2005 (f)	3,900	3,915

		22,427

Industrials 7.4%
Conoco, Inc.
2.750% due 10/15/2002 (f)	1,500	1,502
DaimlerChrysler North America Holding Corp.
2.170% due 08/23/2002 (f)	3,300	3,301
Enron Corp.
8.000% due 08/15/2005 (g)	1,700	361
HCA, Inc.
3.510% due 09/19/2002 (f)	7,300	7,303
Park Place Entertainment Corp.
7.950% due 08/01/2003	1,430	1,462
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	700	720
Walt Disney Co.
3.900% due 09/15/2003	1,200	1,208
Weyerhaeuser Co.
3.011% due 09/15/2003 (f)	900	900

		16,757

Utilities 2.8%
Entergy Arkansas, Inc.
7.720% due 03/01/2003	600	618
Georgia Power Co.
5.250% due 05/08/2003	900	917
Niagara Mohawk Power Co.
7.375% due 07/01/2003	529	552
SCANA Corp.
2.630% due 07/15/2002 (f)	2,100	2,100
Sprint Capital Corp.
5.700% due 11/15/2003	2,100	1,867
7.900% due 03/15/2005	400	345

		6,399

Total Corporate Bonds & Notes (Cost $ 47,257)		45,583

MUNICIPAL BONDS & NOTES 1.9%
North Carolina 1.9%
North Carolina State Education Assistance Authority
Revenue Bonds, (GTD Insured), Series 2000
1.911% due 06/01/2009 (f)	4,259	4,268

Total Municipal Bonds & Notes (Cost $ 4,260)		4,268

U.S. TREASURY OBLIGATIONS 11.2%
Treasury Inflation Protected Securities (i)
3.625% due 07/15/2002 (b)	$14,707	$14,718
3.625% due 01/15/2008 (b)	10,016	10,489

Total U.S. Treasury Obligations (Cost $24,807)		25,207

MORTGAGE-BACKED SECURITIES 23.1%
Collateralized Mortgage Obligations 12.4%
Bank of America Mortgage Securities, Inc.
6.069% due 06/25/2031	404	415
Bear Stearns Adjustable Rate Mortgage Trust
6.288% due 01/25/2032 (f)	1,334	1,371
7.490% due 12/25/2030 (f)	2,855	2,885
Countrywide Home Loans
6.050% due 04/25/2029	83	83
CS First Boston Mortgage Securities Corp.
2.240% due 02/25/2032 (f)	1,576	1,573
2.478% due 03/25/2032 (f)	2,824	2,824
4.370% due 12/19/2039	1,599	1,599
6.960% due 06/20/2029	44	45
DLJ Mortgage Acceptance Corp.
2.340% due 06/25/2026 (f)	418	419
Fannie Mae
6.900% due 10/25/2020	263	265
8.000% due 05/01/2030	198	210
8.000% due 06/01/2030	203	216
GE Capital Mortgage Services, Inc.
6.500% due 12/25/2023	84	86
Headlands Mortgage Securities, Inc.
7.250% due 11/25/2027	297	301
Housing Securities, Inc.
4.505% due 07/25/2032	336	336
Morgan Stanley Capital I
2.070% due 07/25/2027 (f)	37	37
PNC Mortgage Securities Corp.
7.470% due 05/25/2040 (f)	244	249
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (f)	56	56
Salomon Brothers Mortgage Securities VII
6.508% due 12/25/2030 (f)	2,306	2,369
Structured Asset Mortgage Investments, Inc.
7.000% due 07/28/2028	1,478	1,493
Structured Asset Securities Corp.
2.140% due 10/25/2027 (f)	1,244	1,246
6.500% due 09/25/2031	5,119	5,161
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031	1,093	1,091
Washington Mutual, Inc.
6.008% due 10/19/2039 (f)	3,500	3,644

		27,974

Fannie Mae 6.1%
6.000% due 11/01/2016-07/18/2017 (f)	7,647	7,800
6.500% due 09/01/2005	160	165
8.000% due 09/01/2031	297	316
6.000% due 02/01/2017-06/01/2017	5,273	5,386

		13,667

Government National Mortgage Association 4.6%
8.000% due 02/15/2031	115	122
6.000% due 11/20/2029 (f) (h)	1,238	1,268
6.375% due 04/20/2024-04/20/2027 (f)	3,997	4,076
6.750% due 08/20/2024 (f)	98	102
7.500% due 07/15/2030-12/15/2030	250	266
8.000% due 04/15/2027-10/15/2030	4,242	4,520
8.500% due 04/20/2030	80	86

		10,440

Total Mortgage-Backed Securities (Cost $51,746)		52,081

7

		Principal Amount (000s)	Value (000s)
ASSET-BACKED SECURITIES 8.8%
Advanta Equipment Receivables
7.560% due 02/15/2007		$2,061	$2,130
Countrywide Asset-Backed Certificates
2.098% due 05/25/2032 (f)		5,800	5,800
Green Tree Recreational, Equipment, & Consumables
6.550% due 07/15/2028		120	123
Home Equity Mortgage Trust
2.170% due 03/25/2032 (f)		1,200	1,200
2.170% due 11/25/2032 (f)		3,800	3,800
6.007% due 06/25/2032 (f)		700	715
6.117% due 06/25/2032 (f)		1,600	1,636
Option One Mortgage Loan Trust
2.170% due 04/25/2030 (f)		1,520	1,523
Saxon Asset Securities Trust
2.070% due 05/25/2029 (f)		116	115
Structured Product Asset Trust
3.100% due 02/12/2003 (f)		3,000	2,790

Total Asset-Backed Securities (Cost $19,970)			19,832

SOVEREIGN ISSUES 1.1%
Republic of Brazil
3.062% due 04/15/2006 (f)		2,816	2,239
3.125% due 04/15/2009 (f)		165	105

Total Sovereign Issues (Cost $2,700)			2,344

FOREIGN CURRENCY-DENOMINATED 1.3%
Korea Development Bank
5.625% due 11/05/2002 (e)	FF	20,000	2,977

Total Foreign Currency-Denominated (Cost $3,233)			2,977

PURCHASED CALL OPTIONS 0.2%
Euro vs. U.S. Dollar (OTC)
Strike @ 0.850 Exp. 07/11/2002		$165	22
Eurodollar vs. U.S. Dollar (OTC)
Strike @ 0.870 Exp. 08/02/2002		3,827	443

Total Purchased Call Options (Cost $363)			465

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 95.500 Exp. 12/16/2002		363,000	2
Strike @ 93.250 Exp. 12/16/2002		105,000	1
Fannie Mae (OTC)
6.000% due 08/17/2017
Strike @ 88.240 Exp. 08/12/2002		4,000	0
Government National Mortgage Association (OTC)
8.000% due 8/21/2032
Strike @ 93.280 Exp. 08/14/2002		3,000	0
PNC Mortgage Securities (OTC)
7.470% due 5/25/2040
Strike @ 100.000 Exp. 04/01/2005		1,300	0
S&P 500 Index Futures (CME)
Strike @ 550.000 Exp. 09/20/2002		350,000	16

Total Purchased Put Options (Cost $ 62)			19

CONVERTIBLE BONDS & NOTES 3.0%
Banking & Finance 3.0%
Verizon Global Funding
4.250% due 09/15/2005		1,100	1,111
4.250% due 09/15/2005		5,600	5,670

Total Convertible Bonds & Notes (Cost $ 6,742)			6,781

SHORT-TERM INSTRUMENTS
Commercial Paper 26.4%
AT&T Corp.
3.720% due 04/18/2003 (f)		5,100	4,947
Fannie Mae
1.865% due 08/21/2002		4,500	4,488
1.880% due 08/28/2002		1,000	997
1.900% due 08/28/2002		8,000	7,975
2.035% due 09/11/2002		10,000	9,963
2.040% due 09/11/2002		6,500	6,476
Freddie Mac
1.870% due 08/15/2002		7,000	6,984
1.870% due 08/30/2002		5,300	5,283
2.085% due 09/12/2002		3,400	3,387
Shell Finance
1.850% due 08/21/2002		7,000	6,982
UBS Finance, Inc.
1.760% due 08/28/2002		2,000	1,996

			59,478

Repurchase Agreement 2.7%
State Street Bank
1.550% due 07/01/2002		6,087	6,087
(Dated 06/28/2002. Collateralized by Fannie Mae 3.500% due 02/13/2004 valued at $6,211. Repurchase proceeds are $6,088.)

U.S. Treasury Bills 2.2%
1.620% due 08/15/2002 (b)		4,940	4,930

Total Short-Term Instruments (Cost $70,640)			70,495

Total Investments (a) 102.1% (Cost $231,780)			$230,052

Written Options (c) (0.1%) (Premiums $361)			(255)

Other Assets and Liabilities (Net) (2.0%)			(4,563)

Net Assets 100.0%			$225,234

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$1,317

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(3,044)

Unrealized depreciation-net	$(1,727)

(b)	Securities with an aggregate market value of $ 30,133 have been segregated with the custodian to cover margin equirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Futures (03/2003)	44	$21
S&P 500 Index (09/2002)	875	(21,009)
Eurodollar September Futures (09/2002)	1	2
Eurodollar December Futures (12/2002)	71	44
Eurodollar March Futures (03/2003)	11	23

		$(20,919)

8

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Put—CME Eurodollar September Futures Strike @ 97.250 Exp. 09/16/2002	28	$18	$0
Put—CME Eurodollar September Futures
Strike @ 96.750 Exp. 09/16/2002	6	3	0
Put—CME Eurodollar December Futures Strike @ 96.000 Exp. 12/16/2002	40	18	1
Put—CME Eurodollar December Futures
Strike @ 96.500 Exp. 12/16/2002	142	116	5
Put—CME Eurodollar December Futures Strike @ 97.000 Exp. 12/16/2002	169	80	17
Call—CME S&P September Futures Strike @ 95.750 Exp. 06/17/2002	8	66	106
Call—CME S&P September Futures Strike @ 96.000 Exp. 06/17/2002	8	60	126

		$361	$255

(d)	Swap agreements outstanding at June 30, 2002:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 6.600% and the Fund will pay to the counterparty at par in the event of default of France Telecom 5.750% due 04/25/2007.
Broker: Merrill Lynch
Exp. 06/27/2003	$2,000	$(17)
Receive a fixed rate equal to 0.340% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.750% due 04/06/2004.
Broker: Citibank London NA
Exp. 06/13/2003	2,900	0
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default France Telecom 5.700% due 07/25/2010.
Broker: Morgan Stanley
Exp. 05/30/2003	3,600	(24)
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom AG 5.250% due 05/20/2008.
Broker: Morgan Stanley
Exp. 05/29/2003	4,000	1
Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.875% due 11/15/2028.
Broker: Morgan Stanley
Exp. 05/28/2004	5,000	(212)
Receive a fixed rate equal to 4.250% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 8.125% due 03/15/2005.
Broker: Merrill Lynch
Exp. 05/31/2003	1,500	(179)

		$(431)

(e)	Principal amount denoted in indicated currency:

FF—French Franc

(f)	Variable rate security. The rate listed is as of June 30, 2002.

(g)	Security is in default.

(h)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(i)	Principal amount of the security is adjusted for inflation.

See accompanying notes

9

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The StocksPLUS Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific

10

expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

11

When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.40%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.10%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
StocksPLUS Growth and Income Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
StocksPLUS Growth and
Income Portfolio	$175,121	$244,424	$60,671	$33,166

12

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

StocksPLUS Growth and Income Portfolio
Premium
Balance at 12/31/2001	$912
Sales	2,287
Closing Buys	(567)
Expirations	(2,271)
Exercised	0

Balance at 06/30/2002	$361

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	StocksPLUS Growth and Income Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	87	$785	14	$147
Administrative Class	5,633	51,556	8,079	79,030
Issued as reinvestment of distributions
Institutional Class	1	7	1	8
Administrative Class	313	2,778	1,177	10,789
Cost of shares redeemed
Institutional Class	(1)	(7)	(1)	(6)
Administrative Class	(6,033)	(54,086)	(6,160)	(58,945)

Net increase resulting from Portfolio share transactions	0	$1,033	3,110	$31,023

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
StocksPLUS Growth and Income Portfolio
Administrative Class	1	88
Institutional Class	1	100

13

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
TOTAL RETURN PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U.S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five-year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Total Return Portfolio

FUND CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	4.2 years	$676.7 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	4/10/2000	William H. Gross
Primarily intermediate maturity fixed income securities.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	6 Months	1 Year	Since Inception*

Total Return Portfolio Institutional Class	3.40%	9.33%	8.96%
Lehman Brothers Aggregate Bond Index	3.79%	8.63%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The Total Return Portfolio Institutional Class returned 3.40% for the six-month period ended June 30, 2002. It’s benchmark, the Lehman Brothers Aggregate Bond Index, returned 3.79% for the period.

•
Portfolio duration was near the benchmark throughout the period, and had no effect on relative performance. An emphasis on shorter maturity securities was positive for returns as market expectation of near-term Federal Reserve tightening declined, which caused short-term interest rates to fall.

•	The Portfolio benefited from an overweight in mortgages, which provided a high quality source of additional yield.

•	The allocation to corporates hurt returns as accounting concerns caused investors to sell corporate bonds.

•	Euro-zone holdings were a negative for performance; however a modest euro position rallied strongly and benefited performance.

•	A small, high-quality emerging markets exposure was a negative for performance as political uncertainty in Latin America and investor flight from risk hurt performance.

2

Financial Highlights

Total Return Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (b)	12/31/2001	04/10/2000 – 12/31/2000
Net asset value beginning of period	$9.89	$9.77	$9.50
Net investment income (a)	0.21	0.50	0.45
Net realized/unrealized gain on investments (a)	0.12	0.31	0.27
Total income from investment operations	0.33	0.81	0.72
Dividends from net investment income	(0.21)	(0.50)	(0.45)
Distributions from net realized capital gains	0.00	(0.19)	0.00
Total distributions	(0.21)	(0.69)	(0.45)
Net asset value end of period	$10.01	$9.89	$9.77
Total return	3.40%	8.53%	7.82%
Net assets end of period (000s)	$35,148	$35,231	$625
Ratio of net expenses to average net assets	0.50%*	0.50%	0.50%*
Ratio of net investment income to average net assets	4.31%*	5.00%	6.48%*
Portfolio turnover rate	127%	217%	415%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Total Return Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$754,781
Cash	356
Foreign currency, at value	3,527
Receivable for investments sold and forward foreign currency contracts	7,242
Receivable for Portfolio shares sold	2,700
Interest and dividends receivable	4,755
Other assets	56

773,417

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$79,273
Written options outstanding	1,322
Payable for Portfolio shares redeemed	15,438
Accrued investment advisory fee	126
Accrued administration fee	126
Accrued servicing fee	68
Variation margin payable	315
Recoupment payable to Manager	12
Other liabilities	40

96,720

Net Assets	$676,697

Net Assets Consist of:
Paid in capital	$672,631
Undistributed net investment income	549
Accumulated undistributed net realized gain	2,093
Net unrealized appreciation	1,424

$676,697

Net Assets:
Institutional Class	$35,148
Administrative Class	641,549
Shares Issued and Outstanding:
Institutional Class	3,511
Administrative Class	64,089
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.01
Administrative Class	10.01
Cost of Investments Owned	$758,223
Cost of Foreign Currency Held	$3,418

See accompanying notes

4

Statement of Operations

Total Return Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$12,309
Miscellaneous income	2

Total Income	12,311

Expenses:
Investment advisory fees	630
Administration fees	630
Distribution and/or servicing fees—Administrative Class	351
Trustees’ fees	14
Organization Costs	1
Miscellaneous expense	12

Total Expenses	1,638

Net Investment Income	10,673

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,990
Net realized gain on futures contracts, written options, and swaps	3,319
Net realized (loss) on foreign currency transactions	(31)
Net change in unrealized (depreciation) on investments	(3,111)
Net change in unrealized appreciation on futures contracts, written options, and swaps	1,026
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,939

Net Gain	5,132

Net Increase in Assets Resulting from Operations	$15,805

See accompanying notes

5

Statements of Changes in Net Assets

Total Return Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002	Year Ended December 31, 2001
	(unaudited)
Operations:
Net investment income	$10,673	$9,528
Net realized gain	5,278	4,347
Net change in unrealized appreciation (depreciation)	(146)	651

Net increase resulting from operations	15,805	14,526

Distributions to Shareholders:
From net investment income
Institutional Class	(782)	(1,561)
Administrative Class	(9,892)	(7,971)
From net realized capital gains
Institutional Class	0	(666)
Administrative Class	0	(6,502)

Total Distributions	(10,674)	(16,700)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	7,456	38,223
Administrative Class	354,135	328,425
Issued as reinvestment of distributions
Institutional Class	782	2,227
Administrative Class	9,892	14,473
Cost of shares redeemed
Institutional Class	(8,766)	(6,077)
Administrative Class	(59,987)	(63,201)

Net increase resulting from Portfolio share transactions	303,512	314,070

Total Increase in Net Assets	308,643	311,896

Net Assets:
Beginning of period	368,054	56,158
End of period*	$676,697	$368,054
*Including net undistributed investment income of:	$549	$550

See accompanying notes

6

Schedule of Investments

Total Return Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 19.2%
Banking & Finance 5.6%
Atlas Reinsurance PLC
4.387% due 01/07/2005 (g)	$1,000	$1,006
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	700	732
Bear Stearns Cos., Inc.
2.210% due 12/01/2003 (g)	2,000	2,003
Chrysler Financial Corp. LLC
1.960% due 06/17/2003 (g)	300	299
1.980% due 06/18/2003 (g)	700	698
2.020% due 03/10/2003 (g)	100	100
CIT Group, Inc.
2.462% due 04/07/2003 (g)	1,300	1,270
Donaldson, Lufkin & Jenrette, Inc.
2.235% due 07/18/2003 (g)	100	100
Ford Motor Credit Co.
2.530% due 06/23/2003 (g)	350	348
Gemstone Investors Ltd.
7.710% due 10/31/2004	700	683
General Electric Capital Corp.
6.125% due 02/22/2011	2,700	2,756
General Motors Acceptance Corp.
2.010% due 08/18/2003 (g)	1,600	1,589
2.223% due 07/21/2003 (g)	500	498
2.250% due 08/04/2003 (g)	1,900	1,893
2.270% due 07/30/2004 (g)	600	595
2.298% due 07/21/2004 (g)	200	198
2.378% due 07/20/2004 (g)	500	496
2.600% due 05/10/2004 (g)	500	499
2.620% due 05/17/2004 (g)	700	699
2.720% due 05/04/2004 (g)	2,500	2,500
2.843% due 03/22/2004 (g)	1,500	1,503
8.000% due 11/01/2031	2,400	2,462
Heller Financial, Inc.
2.315% due 07/24/2002 (g)	500	500
Household Finance Corp.
2.250% due 05/28/2004 (g)	600	594
Morgan Stanley Tracers
2.005% due 09/15/2011 (g)	5,024	5,197
Pemex Finance Ltd.
5.720% due 11/15/2003	75	77
Pemex Master Trust
8.000% due 11/15/2011	3,100	3,061
PNC Funding Corp.
6.125% due 09/01/2003	100	103
Popular, Inc.
6.625% due 01/15/2004	500	523
Premium Asset Trust
2.226% due 11/27/2004 (g)	100	100
2.295% due 09/08/2007 (g)	100	100
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	371
Residential Reinsurance
6.887% due 06/01/2004 (g)	100	100
Sears Roebuck Acceptance Corp.
6.720% due 10/23/2002	2,000	2,027
Wachovia Corp.
4.950% due 11/01/2006	1,000	1,009
Western Capital
6.970% due 01/07/2003 (g)	1,300	1,300

		37,989

Industrials 7.2%
American Airlines, Inc.
7.858% due 10/01/2011	700	760
AOL Time Warner, Inc.
7.625% due 04/15/2031	8,600	7,550
7.700% due 05/01/2032	3,300	2,935
Continental Airlines, Inc.
7.256% due 03/15/2020	442	445
DaimlerChrysler North America Holding Corp.
2.132% due 08/21/2003 (g)	2,300	2,295
2.170% due 08/23/2002 (g)	1,300	1,300
2.656% due 12/16/2002 (g)	2,100	2,106
7.750% due 05/27/2003	200	208
8.500% due 01/18/2031	4,000	4,435
Ford Motor Credit Co.
7.450% due 07/16/2031	5,300	4,947
Kroger Co.
2.650% due 08/16/2012 (g)	500	500
Northwest Airlines, Inc.
6.841% due 04/01/2011	3,300	3,357
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	3,000	2,962
Starwood Hotels & Resorts
6.750% due 11/15/2005	250	247
TRW, Inc.
6.625% due 06/01/2004	250	261
Tyco International Group SA
6.750% due 02/15/2011	157	122
United Air Lines, Inc.
2.117% due 12/02/2002 (g)	1,365	1,353
6.071% due 03/01/2013	7,120	6,700
8.030% due 07/01/2011	470	411
Walt Disney Co.
4.500% due 09/15/2004	4,300	4,347
Weyerhaeuser Co.
6.750% due 03/15/2012	1,200	1,245

		48,486

Utilities 6.4%
Allete, Inc.
2.798% due 10/20/2003 (g)	100	100
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	100	81
British Telecom PLC
3.181% due 12/15/2003 (g)	1,900	1,904
8.125% due 12/15/2010 (g)	100	109
Commonwealth Edison Co.
2.547% due 09/30/2002 (g)	300	300
DTE Energy Co.
7.110% due 11/15/2038 (g)	500	509
Entergy Gulf States, Inc.
3.197% due 09/01/2004 (g)	3,400	3,406
France Telecom
2.585% due 07/16/2003 (g)	200	200
3.636% due 03/14/2003 (g)	4,800	4,808
7.750% due 03/01/2011	200	183
Indiana Michigan Power Co.
2.522% due 09/03/2002 (g)	100	100
Kerr-McGee Corp.
2.797% due 06/28/2004 (g)	300	300
Pacific Gas & Electric Co.
1.000% due 10/31/2049 (h) (g)	400	394
Philadelphia Electric
6.500% due 05/01/2003	100	103
PSE&G Power LLC
7.750% due 04/15/2011	5,700	6,035
Sprint Capital Corp.
6.000% due 01/15/2007	100	78
8.125% due 07/15/2002	150	150
8.375% due 03/15/2012	3,200	2,655
8.750% due 03/15/2032	14,000	10,551
Telekomunikacja Polska SA
7.125% due 12/10/2003	100	96
Texas Utilities Corp.
2.486% due 06/15/2003 (g)	3,000	3,004
Verizon Global Funding Corp.
6.125% due 06/15/2007	3,700	3,687

See accompanying notes

7

Schedule of Investments (Cont.)

Total Return Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
Williams Cos., Inc.
7.875% due 09/01/2021	$5,500	$4,395

		43,148

Total Corporate Bonds & Notes (Cost $136,429)		129,623

MUNICIPAL BONDS & NOTES 1.6%
California 0.3%
California State Department of Water Resources Center Valley Project Revenue Bonds, (FGIC Insured), Series 2002 5.500% due 12/01/2022 (g)	1,800	1,958

New York 0.2%
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002 5.125% due 06/15/2023 (g)	850	861
New York State Metropolitan Transitional Authority Revenue Bonds, (AMBAC Insured), Series 2002 5.125% due 11/15/2020 (g)	200	215

		1,076

North Carolina 0.4%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002 0.990% due 04/01/2021 (g)	2,733	2,830

Texas 0.2%
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002 5.000% due 05/15/2028 (g)	1,500	1,447

Wisconsin 0.5%
Badger Asset Securitization Corporate Revenue Bonds, Series 2002 6.000% due 06/01/2017	3,700	3,669

Total Municipal Bonds & Notes (Cost $10,793)		10,980

U.S. GOVERNMENT AGENCIES 2.9%
Small Business Administration
6.030% due 02/01/2012	14,919	15,085
6.290% due 01/01/2021	380	396
7.449% due 08/01/2010	97	105
7.500% due 04/01/2017	3,511	3,844

Total U.S. Government Agencies (Cost $19,010)		19,430

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (j)
3.375% due 01/15/2007 (b)	454	472
3.375% due 01/15/2012	2,025	2,076
3.625% due 07/15/2002 (b)	168	168
3.875% due 01/15/2009	2,192	2,327
4.250% due 01/15/2010	2,137	2,320

Total U.S. Treasury Obligations (Cost $7,381)		7,363

MORTGAGE-BACKED SECURITIES 52.6%
Collateralized Mortgage Obligations 14.6%
Aurora Loan Services
2.540% due 05/25/2030 (g)	923	923
Bank of America Mortgage Securities, Inc.
7.500% due 02/25/2031	4	4
Bear Stearns Adjustable Rate Mortgage Trust
4.922% due 11/25/2030 (g)	55	57
6.123% due 12/25/2031 (g)	693	707
6.174% due 12/25/2031 (g)	1,154	1,178
6.274% due 01/25/2032 (g)	2,387	2,454
6.539% due 10/25/2031	1,233	1,260
6.679% due 11/25/2031 (g)	1,421	1,452
7.459% due 12/25/2030 (g)	649	655
7.493% due 12/25/2030 (g)	125	126
Cendant Mortgage Corp.
2.490% due 08/25/2030 (g)	558	559
Chase Mortgage Finance Corp.
6.221% due 07/25/2032	2,300	2,345
Countrywide Alternative Loan Trust
8.000% due 07/25/2030	63	63
Countrywide Home Loans
6.500% due 08/25/2032 (g)	1,500	1,531
Credit-Based Asset Servicing and Securitization
2.250% due 09/25/2029 (g)	293	294
CS First Boston Mortgage Securities Corp.
6.250% due 04/25/2032 (g)	1,266	1,294
6.750% due 12/27/2028	100	103
DLJ Commercial Mortgage Corp.
2.241% due 07/05/2008 (g)	731	731
Fannie Mae
5.000% due 04/25/2023 (g)	624	629
6.000% due 08/19/2017	7,000	7,112
6.750% due 08/21/2031	955	986
7.000% due 04/25/2023	11,377	12,191
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	740	759
First Nationwide Trust
7.750% due 07/25/2030	1,145	1,186
Freddie Mac
2.290% due 11/15/2030 (g)	728	726
2.340% due 09/15/2030 (g)	498	500
6.250% due 08/25/2022	7,200	7,536
6.500% due 04/15/2029	614	601
7.500% due 11/15/2016	313	327
7.500% due 07/15/2030	300	318
8.500% due 08/01/2024	121	130
GMAC Commercial Mortgage Asset Corp.
2.140% due 06/01/2005 (g)	238	238
GMAC Commercial Mortgage Securities, Inc.
2.412% due 09/11/2006 (g)	2,000	1,800
Government National Mortgage Association
2.240% due 06/20/2030 (g)	75	75
2.340% due 09/20/2030 (g)	547	549
7.500% due 11/20/2029	482	508
G-Wing Ltd.
4.500% due 05/06/2004 (g)	1,800	1,800
Indymac Adjustable Rate Mortgage Trust
6.434% due 01/25/2032 (g)	423	435
Morgan Stanley Dean Witter Capital I
2.140% due 07/11/2011 (g)	1,282	1,277
PNC Mortgage Securities Corp.
7.500% due 02/25/2031	313	323
Resecuritization Mortgage Trust
6.500% due 04/19/2029	241	248
Residential Asset Securitization Trust
7.130% due 07/25/2031	3,400	3,506
Residential Funding Mortgage Securities I
6.500% due 12/25/2023	7,766	7,872
Salomon Brothers Mortgage Securities VII
2.240% due 09/25/2029 (g)	514	516
7.602% due 11/25/2030	48	49
Small Business Investment Cos.
6.344% due 08/10/2011	2,577	2,655
8.017% due 02/10/2010	809	900

8

Schedule of Investments (Cont.)

Total Return Portfolio

June 30, 2002 (Unaudited)
	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp.
2.110% due 06/25/2032 (g)	$6,560	$6,558
2.130% due 02/25/2032 (g)	1,680	1,681
2.168% due 08/30/2032 (g)	1,400	1,400
2.300% due 05/25/2031 (g)	602	607
5.800% due 09/25/2031	768	778
6.150% due 07/25/2032 (g)	1,300	1,332
6.307% due 02/25/2032	1,453	1,468
6.500% due 09/25/2031	621	626
7.000% due 02/25/2016	201	208
Superannuation Members Home Loans Global Fund
2.141% due 06/15/2026 (g)	763	765
Torrens Trust
2.100% due 07/15/2031 (g)	1,977	1,980
Washington Mutual, Inc.
4.494% due 01/25/2041 (g)	101	102
6.399% due 10/19/2039	8,100	8,399
Wells Fargo Mortgage-Backed Securities Trust
6.669% due 10/25/2031	1,412	1,442

		98,834

Fannie Mae 34.8%
4.187% due 09/01/2040 (g)	542	551
4.602% due 11/01/2035 (g)	1,037	1,056
4.683% due 10/01/2032 (g)	5,205	5,299
5.500% due 01/01/2017-07/18/2017 (i)	1,988	1,991
6.000% due 03/01/2016-07/18/2017 (i)	219,505	224,127
6.639% due 09/01/2039 (g)	2,200	2,296
6.983% due 11/01/2025 (g)	10	10
7.430% due 01/25/2023	544	552

		235,882

Freddie Mac 1.5%
5.320% due 07/01/2027 (g)	16	16
6.630% due 01/01/2028 (g)	19	20
7.000% due 06/15/2023	9,371	10,018
7.811% due 07/01/2030 (g)	43	45

		10,099

Government National Mortgage Association 1.7%
4.500% due 02/20/2032	6,405	6,482
5.500% due 05/20/2030 (g)	101	102
6.000% due 02/15/2029-07/20/2030 (i) (g)	3,758	3,834
6.375% due 04/20/2026-02/20/2027 (i) (g)	720	734
7.500% due 07/15/2029-10/15/2031 (i)	168	177

		11,329

Total Mortgage-Backed Securities (Cost $350,913)		356,144

ASSET-BACKED SECURITIES 6.9%
Ace Securities Corp.
2.180% due 06/25/2032 (g)	1,400	1,400
Ameriquest Mortgage Securities, Inc.
2.140% due 07/15/2030 (g)	128	128
2.160% due 06/15/2030 (g)	31	31
Asset-Backed Securities Home Equity Corp.
2.080% due 06/15/2031 (g)	0	0
Bayview Financial Acquisition Trust
2.120% due 07/25/2031 (g)	147	147
2.230% due 07/25/2030 (g)	58	58
Bayview Financial Asset Trust
2.240% due 04/25/2031 (g)	210	210
Conseco Finance
2.210% due 10/15/2031 (g)	597	599
Conseco Finance Securitizations Corp.
3.220% due 09/01/2023	4,152	4,177
Conseco Private Label Credit Card
2.120% due 11/17/2008 (g)	1,300	1,304
Conseco Recreational Enthusiast Consumer Trust
7.562% due 10/15/2007	42	43
CS First Boston Mortgage Securities Corp.
2.100% due 12/15/2030 (g)	567	567
2.190% due 08/25/2031 (g)	4,791	4,778
EMC Mortgage Loan Trust
2.210% due 05/25/2040 (g)	4,060	4,068
GRMT II Mortgage Loan Trust
2.107% due 06/20/2032 (g)	233	233
Home Equity Mortgage Trust
6.117% due 06/25/2032 (g)	13,400	13,678
Household Finance Corp.
2.138% due 05/20/2032 (g)	1,500	1,500
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (g)	1,300	1,300
2.215% due 06/25/2021 (g)	37	37
Marriott Vacation Club Owner Trust
2.190% due 09/20/2017 (g)	64	64
Morgan Stanley Dean Witter Capital I
2.170% due 07/25/2032 (g)	2,900	2,900
NPF XII, Inc.
2.393% due 06/01/2004 (g)	1,800	1,800
Providian Gateway Master Trust
2.175% due 03/16/2009 (g)	300	294
Residential Asset Mortgage Products, Inc.
7.610% due 12/25/2027	440	449
Structured Product Asset Trust
5.054% due 06/20/2004 (g)	2,250	2,250
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	5,000	5,002

Total Asset-Backed Securities (Cost $46,975)		47,017

SOVEREIGN ISSUES 3.0%
Province of Quebec
7.500% due 09/15/2029	75	86
Republic of Brazil
3.187% due 04/15/2006 (g)	3,072	2,442
8.000% due 04/15/2014 (g)	493	311
11.000% due 01/11/2012	2,300	1,397
11.000% due 08/17/2040	2,600	1,462
11.500% due 03/12/2008	2,300	1,570
Republic of Egypt
8.750% due 07/11/2011 (g)	2,000	1,945
Republic of Panama
4.500% due 07/17/2014	370	311
9.625% due 02/08/2011	800	778
Republic of Peru
9.125% due 02/21/2012	500	454
Republic of South Africa
7.375% due 04/25/2012	800	793
9.125% due 05/19/2009	500	558
United Mexican States
8.300% due 08/15/2031	1,900	1,853
8.375% due 01/14/2011	300	312
9.875% due 02/01/2010	100	112
11.375% due 09/15/2016	5,100	6,286

Total Sovereign Issues (Cost $ 22,975)		20,670

See accompanying notes

9

Schedule of Investments (Cont.)

Total Return Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
SHORT-TERM INSTRUMENTS 24.2%
Commercial Paper 22.7%
Abbey National North America
1.790% due 09/09/2002	$1,000	$1,000
ABN AMRO Mortgage Corp.
1.770% due 09/16/2002	1,700	1,693
AT&T Corp.
3.720% due 04/18/2003 (g)	6,500	6,305
CDC
1.760% due 07/25/2002	2,200	2,196
Danske Corp.
1.760% due 08/12/2002	25,000	24,949
1.780% due 08/05/2002	3,000	2,995
Fannie Mae
1.865% due 08/21/2002	14,700	14,661
1.900% due 08/28/2002	12,000	11,963
1.910% due 09/04/2002	4,700	4,684
Freddie Mac
1.760% due 08/01/2002 (b)	330	329
1.870% due 08/15/2002	7,700	7,682
1.985% due 08/15/2002	3,800	3,791
2.085% due 09/12/2002	3,200	3,188
Halifax PLC
1.790% due 07/29/2002	3,800	3,795
Lloyds TSB Bank PLC
1.770% due 08/15/2002	30,000	29,934
National Australia Funding, Inc.
1.770% due 07/02/2002	5,000	4,993
Pfizer, Inc.
1.750% due 07/22/2002	5,500	5,494
Shell Finance
1.850% due 08/21/2002	3,500	3,491
Svenska Handelsbank
1.795% due 08/19/2002	2,000	1,995
UBS Finance, Inc.
1.770% due 08/28/2002	18,000	17,962

		153,100

Repurchase Agreement 1.0%
State Street Bank
1.550% due 07/01/2002 (Dated 06/28/2002. Collateralized by Fannie Mae 5.375% due 11/15/2011 valued at $7,070. Repurchase proceeds are $6,928.)	6,927	6,927

U.S. Treasury Bills 0.5%
1.661% due 08/15/2002	3,535	3,527

Total Short-Term Instruments
(Cost $163,747)		163,554

Total Investments (a) 111.5%
(Cost $758,223)		754,781
Written Options (c) (0.2%)		(1,322)
(Premiums $1,741)
Other Assets and Liabilities (Net) (11.3%)		(76,762)

Net Assets 100.0%		$676,697

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$7,165
Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(10,607)

Unrealized depreciation-net	$(3,442)

(b)	Securities with an aggregate market value of $3,499 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation
Euro-Bobl 5 Year Note (09/2002)	727	$665
EuroBond 10 Year Note (09/2002)	387	322
Euribor Futures (03/2003)	206	62
U.S. Treasury 10 Year Note (09/2002)	389	903
Eurodollar September Futures (09/2002)	4	10
Eurodollar December Futures (12/2002)	134	67
Eurodollar March Futures (03/2003)	27	55

		$2,084

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call—OTC 3 Month LIBOR Interest Rate Swap
Strike @5.970% Exp. 10/04/2004	6,400,000	$257	$236
Put—OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000% Exp. 10/19/2004	1,700,000	69	71
Call—OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000% Exp. 10/19/2004	1,700,000	69	64
Put—OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.970% Exp. 10/04/2004	6,400,000	257	268
Call—OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.500% Exp. 01/07/2005	3,900,000	95	97
Put—OTC 3 Month LIBOR Interest Rate Swap
Strike @ 7.000% Exp. 01/07/2005	3,900,000	132	97
Call—OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.400% Exp. 08/23/2002	6,400,000	44	84
Call—OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.400% Exp. 08/23/2002	4,100,000	30	55
Call—OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.300% Exp. 08/23/2002	1,500,000	10	15
Call—OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.300% Exp. 08/23/2002	1,500,000	10	15
Put—CME Eurodollar September Futures
Strike @ 96.500 Exp. 09/16/2002	31	24	0
Put—CME Eurodollar September Futures
Strike @ 97.250 Exp. 09/16/2002	88	58	1
Put—CME Eurodollar September Futures
Strike @ 96.750 Exp. 09/16/2002	13	7	0
Put—CME Eurodollar December Futures
Strike @ 96.000 Exp. 12/16/2002	45	41	1

See accompanying notes

10

Type	# of Contracts	Premium	Value
Put—CME Eurodollar December Futures Strike @ 96.500 Exp. 12/16/2002	631	$495	$24
Call—CBOT U.S. Treasury Note September Futures Strike @ 107.000 Exp. 08/24/2002	204	138	286
Call—CBOT U.S. Treasury Note September Futures Strike @ 108.000 Exp. 08/24/2002	8	5	8

		$1,741	$1,322

(d) Swap agreements outstanding at June 30, 2002:
Type		Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR
Broker: UBS-Warburg Exp. 03/15/2032	EC	1,100	$22
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR
Broker: Goldman Sachs Exp. 03/15/2017		4,000	18
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR
Broker: J.P. Morgan Chase & Co. Exp. 03/15/2032		1,500	28
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR
Broker: UBS-Warburg Exp. 03/15/2017		500	3
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%
Broker: UBS-Warburg Exp. 03/15/2032	BP	600	(12)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%
Broker: J.P. Morgan Chase & Co. Exp. 03/15/2032		900	(5)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%
Broker: Goldman Sachs Exp. 03/15/2017		1,700	6
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%
Broker: J.P. Morgan Chase & Co. Exp. 03/15/2017		300	0
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%
Broker: UBS-Warburg Exp. 03/15/2017		700	(1)
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011
Broker: Goldman Sachs Exp. 04/23/2003		$400	$(3)

			$56

(e) Foreign forward currency contracts outstanding at June 30, 2002:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation/ (Depreciation)
Sell	BP	528	07/2002	$(35)
Buy	EC	31,689	07/2002	3,088

Sell		20,703	07/2002	(832)
Buy	JY	310,211	07/2002	216
Sell		310,211	07/2002	(237)

				$2,200

(f) Principal amount denoted in Indicated currency:
BP—British Pound
EC—Euro
JY—Japanese Yen

(g)	Variable rate security. The rate listed is as of June 30, 2002.

(h)	Security is in default.

(i)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j)	Principal amount of security is adjusted for inflation.

See accompanying notes

11

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific

12

expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

13

When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Total Return Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Total Return Portfolio	$675,064	$533,907	$169,962	$99,384

14

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Total Return Portfolio
Premium
Balance at 12/31/2001	$3,668
Sales	3,516
Closing Buys	(620)
Expirations	(4,823)
Exercised	0

Balance at 06/30/2002	$1,741

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	748	$7,456	3,884	$38,223
Administrative Class	35,450	354,135	32,859	328,425
Issued as reinvestment of distributions
Institutional Class	78	782	225	2,227
Administrative Class	989	9,892	1,459	14,473
Cost of shares redeemed
Institutional Class	(877)	(8,766)	(611)	(6,077)
Administrative Class	(6,000)	(59,987)	(6,353)	(63,201)

Net increase resulting from Portfolio share transactions	30,388	$303,512	31,463	$314,070

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Total Return Portfolio
Administrative Class	6	80
Institutional Class	2	100

15

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD
840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O

PIMCO VARIABLE INSURANCE TRUST
LOW DURATION PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Low Duration Portfolio

FUND CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	2.0 years	$9.1 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	4/10/2000	William H. Gross
Primarily short maturity fixed income securities.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002
	6 Months	1 Year	Since Inception*

Low Duration Portfolio Institutional Class	3.42%	7.40%	7.85%
Merrill Lynch 1-3 Year Treasury Index	2.38%	6.65%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The Low Duration Portfolio Institutional Class returned 3.42% during the six-month period ended June 30, 2002, compared to a 2.38% return for the benchmark Merrill Lynch 1-3 Year Treasury Index.

•	An above-benchmark duration aided performance as short term rates fell.

•	Mortgage holdings enhanced returns, as prepayments were lower than anticipated.

•	An investment-grade corporate emphasis modestly detracted from performance in response to corporate governance and transparency worries.

•	Limited holdings in non-investment-grade securities were negative due to cash outflows from the sector amid concerns about credit quality.

•	An increased allocation to non-U.S. bonds hurt performance as the flight to safety in the second quarter caused U.S. rates to fall most.

•	Euro exposure helped returns; the euro gained vs. the dollar amid a decline in demand for U.S. assets, mainly stocks.

•	Emerging market bonds detracted from returns as Brazil’s problems adversely affected the entire asset class.

2

Financial Highlights

Low Duration Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (c)	12/31/2001		04/10/2000 –12/31/2000
Net asset value beginning of period	$9.95	$9.82		$9.70
Net investment income (a)	0.19	0.60		0.46
Net realized/unrealized gain on investments (a)	0.15	0.15		0.12
Total income from investment operations	0.34	0.75		0.58
Dividends from net investment income	(0.20)	(0.56)		(0.46)
Distributions from net realized capital gains	0.00	(0.06)		0.00
Total Distributions	(0.20)	(0.62)		(0.46)
Net asset value end of period	$10.09	$9.95		$9.82
Total return	3.42%	7.77%		6.13%
Net assets end of period (000s)	$10	$468		$5,430
Ratio of net expenses to average net assets	0.50%*	0.55	%(b)	0.50%*
Ratio of net investment income to average net assets	3.89%*	5.99%		6.49%*
Portfolio turnover rate	216%	661%		165%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of net expenses to average net assets excluding interest expense is 0.50%.
(c)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Low Duration Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$10,236
Cash	1
Foreign currency, at value	19
Receivable for investments sold and forward foreign currency contracts	1,028
Interest and dividends receivable	56

11,340

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$2,174
Payable for financing transactions	14
Written options outstanding	1
Payable for Fund shares redeemed	43
Accrued investment advisory fee	2
Accrued administration fee	2
Accrued servicing fee	1
Variation margin payable	1
Other liabilities	2

2,240

Net Assets	$9,100

Net Assets Consist of:
Paid in capital	$8,997
Undistributed (overdistributed) net investment income	(7)
Accumulated undistributed net realized gain	66
Net unrealized appreciation	44

$9,100

Net Assets:
Institutional Class	$10
Administrative Class	9,090

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	901

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.09
Administrative Class	10.09

Cost of Investments Owned	$10,194
Cost of Foreign Currency Held	$19

See accompanying notes

4

Statement of Operations

Low Duration Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$154

Total Income	154

Expenses:
Investment advisory fees	9
Administration fees	8
Distribution and/or servicing fees—Administrative Class	5
Interest expense	1

Total Expenses	23

Net Investment Income	131

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	100
Net realized gain on futures contracts, written options, and swaps	8
Net realized gain on foreign currency transactions	4
Net change in unrealized (depreciation) on investments	(15)
Net change in unrealized appreciation on futures contracts, written options, and swaps	4
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(8)

Net Gain	93

Net Increase in Assets Resulting from Operations	$224

See accompanying notes

5

Statements of Changes in Net Assets

Low Duration Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002 (unaudited)	Year Ended December 31, 2001
Operations:
Net investment income	$131	$350
Net realized gain	112	59
Net change in unrealized appreciation (depreciation)	(19)	64

Net increase resulting from operations	224	473

Distributions to Shareholders:
From net investment income
Institutional Class	(1)	(205)
Administrative Class	(130)	(145)
From net realized capital gains
Institutional Class	0	(3)
Administrative Class	0	(29)

Total Distributions	(131)	(382)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	4,147	4,669
Issued as reinvestment of distributions
Institutional Class	1	208
Administrative Class	130	174
Cost of shares redeemed
Institutional Class	(460)	(5,270)
Administrative Class	(454)	(401)

Net increase (decrease) resulting from Fund share transactions	3,364	(620)

Total Increase (Decrease) in Net Assets	3,457	(529)

Net Assets:
Beginning of period	5,643	6,172
End of period*	$9,100	$5,643

*Including net (overdistributed) investment income of:	$(7)	$(7)

See accompanying notes

6

Schedule of Investments

Low Duration Portfolio

June 30, 2002 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 9.7%
Banking & Finance 3.3%
General Motors Acceptance Corp.
2.540% due 08/04/2003 (g)		$200	$199
Pemex Project Funding Master Trust
3.363% due 01/07/2005 (g)		100	100

			299

Industrials 2.7%
Conoco Funding Co.
5.450% due 10/15/2006		100	103
Witco Corp.
6.600% due 04/01/2003		150	149

			252

Utilities 3.7%
Appalachian Power Co.
4.800% due 06/15/2005		40	40
British Telecom PLC
3.181% due 12/15/2003 (g)		100	100
France Telecom
7.200% due 03/01/2006		100	96
Pacific Gas & Electric Co.
1.000% due 10/31/2049 (g)(h)		100	99

			335

Total Corporate Bonds & Notes (Cost $889)			886

U.S. TREASURY OBLIGATIONS 1.9%
Treasury Inflation Protected Securities
3.625% due 07/15/2002 (j)		168	168

Total U.S. Treasury Obligations (Cost $168)			168

MORTGAGE-BACKED SECURITIES 65.4%
Collateralized Mortgage Obligations 34.3%
Bank of America Mortgage Securities, Inc.
6.234% due 07/25/2031 (g)		57	58
Bear Stearns Adjustable Rate Mortgage Trust
6.230% due 06/28/2032		100	102
6.281% due 01/25/2032 (g)		70	72
Collateralized Mortgage Securities Corp.
10.950% due 02/01/2014		493	494
Credit-Based Asset Servicing & Securitization
2.158% due 06/25/2032 (g)		24	24
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (g)		97	97
4.370% due 12/19/2039		89	89
Fannie Mae
6.000% due 08/19/2017		1,000	1,016
Federal Housing Administration
6.390% due 10/01/2020		407	412
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031		21	21
Freddie Mac
2.190% due 07/15/2028 (g)		52	52
General Electric Capital Mortgage Services, Inc.
6.500% due 03/25/2024		250	255
Sequoia Mortgage Trust
2.180% due 05/20/2032		99	99
Structured Asset Securities Corp.
1.000% due 08/30/2032 (g)		20	20
2.150% due 10/25/2027 (g)		96	96
6.150% due 07/25/2032 (g)		20	20
6.750% due 07/25/2029		95	97
Washington Mutual, Inc.
4.494% due 01/25/2041 (g)		51	51
Wells Fargo Mortgage-Backed Securities Trust
7.000% due 02/25/2016		45	46

			3,121

Fannie Mae 31.1%
4.660% due 09/01/2040 (g)		99	100
6.000% due 08/01/2016-04/01/2017 (i)		2,675	2,733

			2,833

Total Mortgage-Backed Securities (Cost $5,915)			5,954

ASSET-BACKED SECURITIES 6.3%
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (g)		100	100
Equity One ABS, Inc.
2.120% due 11/25/2032 (g)		97	97
Home Equity Mortgage Trust
2.170% due 11/25/2032 (g)		100	100
6.117% due 06/25/2032 (g)		50	51
Household Finance Corp.
1.000% due 05/20/2032 (g)		21	21
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (g)		23	23
Morgan Stanley Dean Witter Capital I
2.170% due 07/25/2032 (g)		45	45
Oakwood Mortgage Investors, Inc.
2.140% due 03/15/2014 (g)		32	32
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		100	100

Total Asset-Backed Securities (Cost $569)			569

SOVEREIGN ISSUES 1.0%
Republic of Brazil
3.062% due 04/15/2006 (g)		109	86

Total Sovereign Issues (Cost $101)			86

FOREIGN CURRENCY-DENOMINATED(e)(f) 0.1%
Republic of Germany
4.250% due 03/14/2003	EC	10	10

Total Foreign Currency-Denominated (Cost $10)			10

PURCHASED CALL OPTIONS 0.5%
Euro vs. U.S. Dollar (OTC)
Strike @ 0.850 Exp. 07/11/2002		$327	45

Total Purchased Call Options (Cost $24)			45

CONVERTIBLE BONDS & NOTES 4.4%
Banking & Finance 4.4%
Verizon Global Funding
5.750% due 04/01/2003		400	404

Total Convertible Bonds & Notes (Cost $404)			404

SHORT-TERM INSTRUMENTS 23.2%
Commercial Paper 21.9%
Abbey National North America
1.790% due 09/09/2002		300	299
ABN AMRO Mortgage Corp.
1.770% due 09/16/2002		300	299
CDC
1.760% due 07/25/2002		400	399
Danske Corp.
1.800% due 09/06/2002		300	300
Federal Home Loan Bank
1.740% due 07/24/2002		400	399

See accompanying notes

7

	Principal Amount (000s)	Value (000s)
Halifax PLC
1.790% due 07/29/2002	$300	$300

		1,996

Repurchase Agreement 1.2%
State Street Bank
1.550% due 07/01/2002	108	108
(Dated 06/28/2002. Collateralized by Freddie Mac 3.375% due 11/15/2004 valued at $111. Repurchase proceeds are $108.)

U.S. Treasury Bills 0.1%
1.740% due 08/15/2002 (b)	10	10

Total Short-Term Instruments (Cost $2,114)		2,114

Total Investments (a) 112.5% (Cost $10,194)		$10,236
Written Options (c) (0.0%) (Premiums $5)		(1)
Other Assets and Liabilities (Net) (12.5%)		(1,135)

Net Assets 100.0%		$9,100

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$69
Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(27)

Unrealized appreciation-net	$42

(b)	Securities with an aggregate market value of $178 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation
Euro-Bobl 5 Year Note (09/2002)	6	$4
Euribor Futures (03/2003)	4	1

		$5

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.300% Exp. 08/23/2002	100,000	$1	$1
Put—CME Eurodollar September Futures Strike @ 97.250 Exp. 09/16/2002	1	0	0
Put—CME Eurodollar December Futures Strike @ 96.000 Exp. 12/16/2002	6	3	0
Put—CME Eurodollar December Futures Strike @ 96.500 Exp. 12/16/2002	1	1	0

		$5	$1

(d)	Swap agreements outstanding at June 30, 2002:

Type		Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Broker: Morgan Stanley
Exp. 03/15/2032	BP	100	$(4)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%.
Broker: Morgan Stanley
Exp. 01/11/2011	JY	4,000	(2)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032	EC	200	4

			$(2)

(e)	Foreign forward currency contracts outstanding at June 30, 2002:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation/ (Depreciation)
Buy	EC	306	07/2002	$20
Sell		497	07/2002	(24)
Buy	JY	238	07/2002	0

				$(4)

(f)	Principal amount denoted in indicated currency:

BP — British Pound
EC — Euro
JY — Japanese Yen

(g)	Variable rate security. The rate listed is as of June 30, 2002.

(h)	Security is in default.

(i)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(j)	Principal amount of security is adjusted for inflation.

See accompanying notes

8

Notes to Financial Statements

June 30, 2002

1.    Organization

The Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

9

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after

10

it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Low Duration Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. GovernmentAgency		All Other
	Purchases	Sales	Purchases	Sales
Low Duration Portfolio	$13,370	$13,236	$1,765	$420

11

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Low Duration Portfolio
Premium
Balance at 12/31/2001	$0
Sales	5
Closing Buys	0
Expirations	0
Exercised	0

Balance at 06/30/2002	$5

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Low Duration Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	413	4,147	467	4,669
Issued as reinvestment of distributions
Institutional Class	0	1	21	208
Administrative Class	13	130	17	174
Cost of shares redeemed
Institutional Class	(46)	(460)	(527)	(5,270)
Administrative Class	(45)	(454)	(40)	(401)

Net increase (decrease) resulting from Portfolio share transactions	335	$3,364	(62)	$(620)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Low Duration Portfolio
Administrative Class	2	93
Institutional Class	1	100

12

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
SHORT-TERM PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Short-Term Portfolio

FUND CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum current income, consistent with preservation of capital and daily liquidity.	0.7 years	$7.9 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	4/28/2000	Paul A. McCulley
Primarily money market instruments and short maturity fixed income securities.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	6 Months	1 Year	Since Inception*

Short-Term Portfolio Institutional Class	1.25%	5.08%	5.75%
Salomon 3-Month U.S. Treasury Bill Index	0.87%	2.45%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s inception on 4/28/2000, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index. It is not possible to invest directly in the index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Portfolio’s share price will fluctuate in response to market conditions. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political uncertainty.

PORTFOLIO INSIGHTS

•	The total return performance of the Short-Term Portfolio was 1.25% for the six-month period ended June 30, 2002, versus a return of 0.87% for the benchmark Salomon 3-Month Treasury Bill Index.

•	A longer than effective benchmark portfolio duration was positive for returns as short-term rates fell.

•	High relative yields provided by mortgages enhanced performance.

•	Corporate holdings provided attractive yields but detracted from returns overall due to adverse price performance, particularly in the telecom sector.

•	Modest high yield holdings were negative amid anxiety about weak profits, excess capacity and corporate scandals.

•	Asset-backed securities helped returns as investors sought their strong collateral protection and premium yields.

•	Modest emerging market holdings detracted from returns as political concerns in Brazil adversely affected the entire sector.

2

Financial Highlights

Short-Term Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (d)	12/31/2001		04/28/2000 – 12/31/2000
Net asset value beginning of period	$10.08	$10.01		$10.00
Net investment income (a)	0.15	0.53		0.45
Net realized/unrealized gain (loss) on investments (a)	(0.03)	0.12		0.01
Total income from investment operations	0.12	0.65		0.46
Dividends from net investment income	(0.15)	(0.54)		(0.45)
Distributions from net realized capital gains	0.00	(0.04)		0.00
Total distributions	(0.15)	(0.58)		(0.45)
Net asset value end of period	$10.05	$10.08		$10.01
Total return	1.25%	6.59%		4.64%
Net assets end of period (000s)	$4,515	$4,093		$3,388
Ratio of net expenses to average net assets	0.45%*	0.47	%(b)(c)	0.45%*
Ratio of net investment income to average net assets	3.09%*	5.30%		6.56%*
Portfolio turnover rate	36%	94%		281%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of net expenses to average net assets excluding interest expense is 0.45%.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.46% for the period ended December 31, 2001.
(d)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Short-Term Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$7,752
Cash	1
Receivable for investments sold	107
Receivable for Portfolio shares sold	3
Interest and dividends receivable	62

7,925

Liabilities:
Written options outstanding	$10
Accrued investment advisory fee	2
Accrued administration fee	1

13

Net Assets	$7,912

Net Assets Consist of:
Paid in capital	$7,896
Undistributed net investment income	12
Accumulated undistributed net realized (loss)	(15)
Net unrealized appreciation	19

$7,912

Net Assets:
Institutional Class	$4,515
Administrative Class	3,397

Shares Issued and Outstanding:
Institutional Class	448
Administrative Class	338

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.05
Administrative Class	10.05

Cost of Investments Owned	$7,761

See accompanying notes

4

Statement of Operations

Short-Term Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$120

Total Income	120

Expenses:
Investment advisory fees	8
Administration fees	7
Distribution and/or servicing fees—Administrative Class	2

Total Expenses	17

Net Investment Income	103

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(19)
Net realized (loss) on futures contracts, written options, and swaps	(1)
Net change in unrealized (depreciation) on investments	(23)
Net change in unrealized appreciation on futures contracts, written options, and swaps	30

Net (Loss)	(13)

Net Increase in Assets Resulting from Operations	$90

See accompanying notes

5

Statements of Changes in Net Assets

Short-Term Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002	Year Ended December 31, 2001
	(unaudited)
Operations:
Net investment income	$103	$227
Net realized gain (loss)	(20)	30
Net change in unrealized appreciation	7	16

Net increase resulting from operations	90	273

Distributions to Shareholders:
From net investment income
Institutional Class	(65)	(195)
Administrative Class	(38)	(32)
From net realized capital gains
Institutional Class	0	(15)
Administrative Class	0	(5)

Total Distributions	(103)	(247)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	376	480
Administrative Class	2,036	2,158
Issued as reinvestment of distributions
Institutional Class	65	209
Administrative Class	38	38
Cost of shares redeemed
Institutional Class	(8)	(8)
Administrative Class	(358)	(552)

Net increase resulting from Portfolio share transactions	2,149	2,325

Total Increase in Net Assets	2,136	2,351

Net Assets:
Beginning of period	5,776	3,425
End of period*	$7,912	$5,776

*Including net undistributed investment income of:	$12	$12

See accompanying notes

6

Schedule of Investments

Short-Term Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 52.0%
Banking & Finance 15.1%
Bank One Corp.
6.375% due 10/01/2002	$85	$86
Bear Stearns Co., Inc.
2.264% due 09/21/2004 (e)	100	100
Boeing Capital Corp.
1.960% due 09/27/2002 (e)	100	100
CIT Group, Inc.
2.931% due 04/07/2003 (e)	100	98
Ford Motor Credit Co.
2.170% due 06/20/2003 (e)	100	99
2.690% due 03/08/2004 (e)	100	99
General Motors Acceptance Corp.
2.010% due 08/18/2003 (e)	104	103
2.610% due 05/17/2004 (e)	100	100
Golden State Holdings
7.000% due 08/01/2003	100	104
Household Finance Corp.
2.515% due 08/07/2003 (e)	100	100
National Rural Utilities Cooperative Finance Corp.
2.940% due 04/26/2004 (e)	100	100
5.250% due 07/15/2004	100	103

		1,192

Industrials 17.0%
Conoco, Inc.
3.251% due 10/15/2002 (e)	0	0
Cox Communications, Inc.
6.500% due 11/15/2002	100	100
DaimlerChrysler North America Holding Corp.
2.230% due 08/16/2004 (e)	100	99
2.412% due 08/01/2003 (e)	200	200
Ingersoll-Rand Co.
5.750% due 02/14/2003	100	102
Kroger Co.
7.150% due 03/01/2003	100	103
Nabisco, Inc.
6.125% due 02/01/2033	100	102
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	100	103
Raytheon Co.
6.450% due 08/15/2002	100	101
Safeway, Inc.
7.000% due 09/15/2002	150	151
Shell Oil Co.
6.700% due 08/15/2002	40	40
Time Warner, Inc.
7.975% due 08/15/2004	100	105
Waste Management, Inc.
6.500% due 12/15/2002	40	40
6.625% due 07/15/2002	100	100

		1,346

Utilities 19.9%
Allete, Inc.
3.240% due 10/20/2003 (e)	100	100
British Telecom PLC
3.182% due 12/15/2003 (e)	100	100
Carolina Power & Light Energy, Inc.
2.449% due 07/29/2002 (e)	100	100
Deutsche Telekom AG
7.750% due 06/15/2005	200	205
Entergy Mississippi, Inc.
7.750% due 02/15/2003	100	103
Indiana Michigan Power Co.
2.706% due 09/03/2002 (e)	100	100
Kinder Morgan, Inc.
6.450% due 03/01/2003	100	102
Ohio Edison Co.
7.375% due 09/15/2002	100	101
Public Service Electric & Gas Co.
7.190% due 09/06/2002	175	176
SCANA Corp.
2.477% due 07/15/2002 (e)	100	100
Sprint Capital Corp.
5.700% due 11/15/2003	150	133
TCI Communications, Inc.
8.250% due 01/15/2003	150	152
Texas Utilities Corp.
2.500% due 06/15/2003 (e)	100	100

		1,572

Total Corporate Bonds & Notes (Cost $4,121)		4,110

MORTGAGE-BACKED SECURITIES 19.1%
Collateralized Mortgage Obligations 11.7%
Bank of America Mortgage Securities, Inc.
6.374% due 07/25/2032 (e)	200	206
Bear Stearns Adjustable Rate Mortgage Trust
6.299% due 01/25/2032 (e)	70	72
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (e)	292	292
Fannie Mae
6.500% due 10/25/2007	1	1
Freddie Mac
5.500% due 08/15/2004	38	39
6.500% due 04/15/2021	314	319

		929

Freddie Mac 3.6%
7.000% due 10/01/2002	18	18
9.500% due 12/01/2019	237	264

		282

Government National Mortgage Association 3.8%
5.000% due 02/20/2032 (e)	295	300

Total Mortgage-Backed Securities (Cost $1,501)		1,511

ASSET-BACKED SECURITIES 1.9%
Contimortgage Home Equity Loan Trust
2.020% due 04/15/2029 (e)	152	153

Total Asset-Backed Securities (Cost $152)		153

SOVEREIGN ISSUES 1.0%
Republic of Brazil
3.063% due 04/15/2006 (e)	96	76

Total Sovereign Issues (Cost $85)		76

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 95.750 Exp. 12/16/2002	1,000	0

Total Purchased Put Options (Cost $0)		0

SHORT-TERM INSTRUMENTS 24.0%
Commercial Paper 21.4%
Anz Delaware, Inc.
1.760% due 09/05/2002	200	199
Danske Corp.
1.770% due 09/06/2002	100	100
Export Development Corp.
1.760% due 07/10/2002	300	300
Fannie Mae
1.910% due 09/04/2002	300	299
Federal Home Loan Bank
1.745% due 07/26/2002	500	499

See accompanying notes

7

Schedule of Investments (Cont.)

Short-Term Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
National Australia Funding, Inc.
1.790% due 07/02/2002	$300	$300

		1,697

Repurchase Agreement 1.7%
State Street Bank
1.550% due 07/01/2002	135	135
(Dated 06/28/2002. Collateralized by Federal Home Loan Bank 1.690% due 12/19/2003 valued at $139. Repurchase proceeds are $135.)

U.S. Treasury Bills 0.9%
1.702% due 08/15/2002 (b)	70	70

Total Short-Term Instruments (Cost $1,902)		1,902

Total Investments (a) 98.0% (Cost $7,761)		$7,752

Written Options (c) (0.1%)		(10)
(Premiums $14)

Other Assets and Liabilities (Net) 2.1%		170

Net Assets 100.0%		$7,912

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$22

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(31)

Unrealized depreciation—net	$(9)

(b)	Securities with an aggregate market value of $70 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation
Eurodollar December Futures (12/2002)	4	$15
Eurodollar June Futures (06/2003)	4	8

		$23

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Put—CME Eurodollar March Futures Strike @ 96.750 Exp. 03/17/2003	7	$7	$4
Put—CME Eurodollar December Futures Strike @ 95.750 Exp. 12/16/2002	7	1	0
Put—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.000 Exp. 01/07/2005	140,000	3	4
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 7.000 Exp. 01/07/2005	140,000	3	2

		$14	$10

(d)	Swap agreements outstanding at June 30, 2002:

Type	Notional Amount	Unrealized Appreciation
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Broker: Goldman Sachs
Exp. 06/07/2004	$100	$0
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Broker: Goldman Sachs
Exp. 04/15/2003	30	0
Pay a fixed rate equal to 0.880% and the Fund will receive from the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Broker: Goldman Sachs
Exp. 04/15/2003	30	0
Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Broker: Goldman Sachs
Exp. 04/15/2004	30	0
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Broker: Goldman Sachs
Exp. 04/15/2003	30	0

		$0

(e)	Variable rate security. The rate listed is as of June 30, 2002.

See accompanying notes

8

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific

9

expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statement of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

10

When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Short-Term Portfolio	0.45%	0.60%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Short-Term Portfolio	$804	$300	$4,790	$2,806

11

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Short-Term Portfolio
Premium
Balance at 12/31/2001	$ 0
Sales	42
Closing Buys	(28)
Expirations	0
Exercised	0

Balance at 06/30/2002	$14

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Short-Term Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	37	$376	48	$480
Administrative Class	203	2,036	214	2,158
Issued as reinvestment of distributions
Institutional Class	6	65	21	209
Administrative Class	4	38	4	38
Cost of shares redeemed
Institutional Class	(1)	(8)	(1)	(8)
Administrative Class	(36)	(358)	(55)	(552)

Net increase resulting from Portfolio share transactions	213	$2,149	231	$2,325

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Short-Term Portfolio
Administrative Class	2	96
Institutional Class	4	95

12

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD
840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
TOTAL RETURN PORTFOLIO II
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Total Return Portfolio II

FUND CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	4.2 years	$4.0 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	4/10/2000	William H. Gross
Primarily intermediate maturity fixed income securities with quality and non-U.S . issuer restrictions.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	6 Months	1 Year	Since Inception*
Total Return Portfolio II Institutional Class	2.54%	9.14%	8.96%
Lehman Brothers Aggregate Bond Index	3.79%	8.63%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s inception on 4/10/2000, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. It is not possible to invest directly in the index.

PORTFOLIO INSIGHTS

•
The Total Return Portfolio II Institutional Class returned 2.54% for the six-month period ended June 30, 2002. It’s benchmark, the Lehman Brothers Aggregate Bond Index, returned 3.79% over the same period.

•	Portfolio duration was near the benchmark throughout the period, and had no effect on relative performance.

•	An emphasis on shorter maturity securities was positive for returns as market expectation of near-term Federal Reserve tightening declined, which caused short-term interest rates to fall.

•	The Portfolio benefited from an overweight in mortgages, which provided a high quality source of additional yield.

•	The allocation to corporates hurt returns as accounting concerns caused investors to sell corporate bonds.

2

Financial Highlights

Total Return Portfolio II (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (c)	12/31/2001		04/10/2000 – 12/31/2000
Net asset value beginning of period	$10.12	$10.24		$10.02
Net investment income(a)	0.19	0.50		0.50
Net realized/unrealized gain on investments(a)	0.07	0.49		0.22
Total income from investment operations	0.26	0.99		0.72
Dividends from net investment income	(0.20)	(0.50)		(0.50)
Distributions from net realized capital gains	0.00	(0.61)		0.00
Total distributions	(0.20)	(1.11)		(0.50)
Net asset value end of period	$10.18	$10.12		$10.24
Total return	2.54%	9.88%		7.41%
Net assets end of period (000s)	$1,199	$3,845		$3,499
Ratio of net expenses to average net assets	0.50%*	0.50	%(b)	0.50%*
Ratio of net investment income to average net assets	3.77%*	4.71%		6.90%*
Portfolio turnover rate	242%	606%		937%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.51% for the period ended December 31, 2001.
(c)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Total Return Portfolio II
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$5,030
Receivable for investments sold and forward foreign currency contracts	511
Interest and dividends receivable	35
Variation margin receivable	2

5,578

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$1,542
Written options outstanding	20
Accrued investment advisory fee	1
Accrued administration fee	1
Variation margin payable	3
Other liabilities	13

1,580

Net Assets	$3,998

Net Assets Consist of:
Paid in capital	$3,889
Undistributed net investment income	9
Accumulated undistributed net realized gain	108
Net unrealized (depreciation)	(8)

$3,998

Net Assets:
Institutional Class	$1,199
Administrative Class	2,799

Shares Issued and Outstanding:
Institutional Class	118
Administrative Class	275

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)

Institutional Class	$10.18
Administrative Class	10.18

Cost of Investments Owned	$5,048

See accompanying notes

4

Statement of Operations

Total Return Portfolio II
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$86

Total Income	86

Expenses:
Investment advisory fees	5
Administration fees	5
Distribution and/or servicing fees—Administrative Class	2

Total Expenses	12

Net Investment Income	74

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	37
Net realized gain on futures contracts, written options, and swaps	76
Net change in unrealized (depreciation) on investments	(51)
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(19)

Net Gain	43

Net Increase in Assets Resulting from Operations	$117

See accompanying notes

5

Statements of Changes in Net Assets

Total Return Portfolio II

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002	Year Ended December 31, 2001
	(unaudited)
Operations:
Net investment income	$74	$279
Net realized gain	113	307
Net change in unrealized depreciation	(70)	(27)

Net increase resulting from operations	117	559

Distributions to Shareholders:
From net investment income
Institutional Class	(25)	(174)
Administrative Class	(49)	(105)
From net realized capital gains
Institutional Class	0	(217)
Administrative Class	0	(135)

Total Distributions	(74)	(631)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	485	1
Issued as reinvestment of distributions
Institutional Class	25	390
Administrative Class	49	241
Cost of shares redeemed
Institutional Class	(2,700)	0
Administrative Class	(152)	(14)

Net increase (decrease) resulting from Portfolio share transactions	(2,293)	618

Total Increase (Decrease) in Net Assets	(2,250)	546

Net Assets:
Beginning of period	6,248	5,702
End of period*	$3,998	$6,248

*Including net undistributed investment income of:	$9	$9

See accompanying notes

6

Schedule of Investments

Total Return Portfolio II

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.6%
Banking & Finance 3.0%
Ford Motor Credit Co.
7.250% due 10/25/2011	$100	$100
General Electric Capital Corp.
6.125% due 02/22/2011	20	20

		120

Industrials 4.8%
AOL Time Warner, Inc.
7.625% due 04/15/2031	100	88
Weyerhaeuser Co.
7.375% due 03/15/2032	100	102

		190

Utilities 6.8%
Appalachian Power Co.
4.800% due 06/15/2005	20	20
Sprint Capital Corp.
7.625% due 01/30/2011	100	80
Verizon Pennsylvania
5.650% due 11/15/2011	100	92
Williams Cos., Inc.
7.875% due 09/01/2021	100	80

		272

Total Corporate Bonds & Notes (Cost $646)		582

MUNICIPAL BONDS & NOTES 1.7%
California 0.7%
California State Department of Water Resources Center Valley Project Revenue Bonds, (FGIC Insured), Series 2002 9.115% due 12/01/2022 (e)	25	27

Massachusetts 0.3%
Massachusetts State General Obligation Revenue Bonds, (FGIC Insured), Series 2002 1.000% due 06/01/2022 (e)	13	13

New York 0.7%
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002 5.125% due 06/15/2023 (e)	25	25
New York State Metropolitan Transitional Authority Revenue Bonds, (FGIC Insured), Series 2002 5.125% due 11/15/2022 (e)	5	5

		30

.Total Municipal Bonds & Notes (Cost $69)		70

U.S. GOVERNMENT AGENCIES 2.8%
Freddie Mac
6.875% due 09/15/2010	100	111

Total U.S. Government Agencies (Cost $107)		111

U.S. TREASURY OBLIGATIONS 9.6%
Treasury Inflation Protected Securities
3.375% due 01/15/2007 (g)(b)	113	118
U.S. Treasury Notes
5.750% due 08/15/2010	250	268

Total U.S. Treasury Obligations (Cost $381)		386

MORTGAGE-BACKED SECURITIES 65.3%
Collateralized Mortgage Obligations 32.5%
Bear Stearns Adjustable Rate Mortgage Trust
6.539% due 10/25/2031	69	70
Chase Mortgage Finance Corp.
6.221% due 07/25/2032	20	20
Countrywide Home Loans
6.500% due 08/25/2032 (e)	9	9
CS First Boston Mortgage Securities Corp.
6.250% due 04/25/2032 (e)	10	10
Fannie Mae
6.000% due 08/19/2017	500	508
Freddie Mac
5.750% due 04/15/2032	100	104
Government National Mortgage Association
2.338% due 09/20/2030 (e)	55	55
G-Wing Ltd.
4.493% due 05/06/2004 (e)	100	100
Merrill Lynch Mortgage Investors, Inc.
2.138% due 01/20/2030 (e)	28	28
Morgan Stanley Capital I
7.460% due 02/15/2020	132	139
Structured Asset Securities Corp.
2.110% due 06/25/2032 (e)	50	50
2.168% due 08/30/2032 (e)	10	10
5.800% due 09/25/2031	10	10
6.150% due 07/25/2032 (e)	10	10
6.500% due 09/25/2031	78	78
US Restaurant Properties Funding
4.210% due 08/26/2008 (e)	96	96

		1,297

Fannie Mae 28.9%
6.000% due 11/01/2016-07/18/2017 (e)(f)	1,132	1,156

		1,156

Freddie Mac 0.9%
5.324% due 07/01/2027 (e)	16	16
6.631% due 01/01/2028 (e)	19	20

		36

Government National Mortgage Association 3.0%
5.375% due 02/20/2027 (e)	69	70
5.500% due 05/20/2030 (e)	50	51

		121

Total Mortgage-Backed Securities (Cost $2,589)		2,610

ASSET-BACKED SECURITIES 9.0%
CIT Group Home Equity Loan Trust
2.110% due 06/25/2033 (e)	30	30
Conseco Recreational Enthusiast Consumer Trust
7.562% due 10/15/2007	21	21
Equity One ABS, Inc.
2.120% due 11/25/2032 (e)	49	50
Home Equity Mortgage Trust
6.117% due 06/25/2032 (e)	100	102
Household Finance Corp.
2.138% due 05/20/2032 (e)	10	10
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (e)	10	10
Morgan Stanley Dean Witter Capital I
2.170% due 07/25/2032 (e)	22	22
Oakwood Mortgage Investors, Inc.
2.140% due 03/15/2014 (e)	16	16
Providian Gateway Master Trust
2.060% due 03/15/2007 (e)	100	100

Total Asset-Backed Securities (Cost $360)		361

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 95.750 Exp. 12/16/2002	4,000	0
Strike @ 95.500 Exp. 12/16/2002	7,000	0

Total Purchased Put Options (Cost $0)		0

See accompanying notes

7

	Shares	Value (000s)
PREFERRED SECURITY 2.9%
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (e)	100,000	$115

Total Preferred Security (Cost $101)		115

SHORT-TERM INSTRUMENTS 19.9%

	Principal Amount (000s)
Commercial Paper 17.5%
Fannie Mae
1.880% due 08/28/2002	$400	399
Freddie Mac
1.870% due 08/30/2002	300	299

		698

Repurchase Agreement 0.9%
State Street Bank
1.550% due 07/01/2002	37	37
(Dated 06/28/2002. Collateralized by Fannie Mae 2.600% due 05/28/2003 valued at $40. Repurchase proceeds are $37.)

U.S. Treasury Bills 1.5% (b)
1.670% due 08/15/2002	60	60

Total Short-Term Instruments (Cost $795)		795

Total Investments (a) 125.8% (Cost $5,048)		$5,030

Written Options (c) (0.5%) (Premiums $26)		(20)

Other Assets and Liabilities (Net) (25.3%)		(1,012)

Net Assets 100.0%		$3,998

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$52

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(70)

Unrealized depreciation-net	$(18)

(b)	Securities with an aggregate market value of $178 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation
U.S. Treasury 10 Year Note (09/2002)	7	$17
Eurodollar December Futures (12/2002)	1	0

		$17

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Put—OTC 3 month LIBOR Interest Rate Swap Strike @ 6.000% Exp. 10/19/2004	100,000	$4	$4
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 6.000% Exp. 10/19/2004	100,000	4	4
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.200% Exp. 11/02/2004	100,000	3	2
Put—OTC 3 Month LIBOR Interest Rate Swap Strike @6.700% Exp. 11/02/2004	100,000	3	3
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.400% Exp. 08/23/2002	100,000	1	1
Call—CBOT U.S. Treasury Note September Futures Strike @ 107.000 Exp. 08/24/2002	4	2	6
Put—CME Eurodollar September Futures Strike @ 96.500 Exp. 09/16/2002	1	1	0
Put—CME Eurodollar September Futures Strike @ 97.250 Exp. 09/16/2002	4	2	0
Put—CME Eurodollar September Futures Strike @ 96.750 Exp. 09/16/2002	1	1	0
Put—CME Eurodollar December Futures Strike @ 96.000 Exp. 12/16/2002	1	1	0
Put—CME Eurodollar December Futures Strike @ 96.500 Exp. 12/16/2002	5	4	0

		$26	$20

(d)	Swap agreements outstanding at June 30, 2002:

Type	Notional Amount	Unrealized (Depreciation)
Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.

Broker: Lehman Brothers, Inc. Exp. 06/24/2003	$1,000	$0

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America Exp. 06/17/2012	200	(13)

		$(13)

(e)	Variable rate security. The rate listed is as of June 30, 2002.

(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g)	Principal amount of security is adjusted for inflation.

See accompanying notes

8

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Total Return Portfolio II (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on May 28, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific

9

expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

10

When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Total Return Portfolio II	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Others
	Purchases	Sales	Purchases	Sales
Total Return Portfolio II	$9,883	$11,847	$1,193	$3,364

11

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Total Return Portfolio II
Premium
Balance at 12/31/2001	$93
Sales	12
Closing Buys	(36)
Expirations	(43)
Exercised	0

Balance at 06/30/2002	$26

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Portfolio II
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	48	485	0	1
Issued as reinvestment of distributions
Institutional Class	2	25	38	390
Administrative Class	5	49	23	241
Cost of shares redeemed
Institutional Class	(264)	(2,700)	0	0
Administrative Class	(15)	(152)	(1)	(14)

Net increase (decrease) resulting from Portfolio share transactions	(224)	$(2,293)	60	$618

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Total Return Portfolio II
Administrative Class	2	100
Institutional Class	1	100

12

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
REAL RETURN PORTFOLIO
INSTITUTIONAL CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Real Return Portfolio

FUND CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum real return, consistent with preservation of real capital and prudent investment management	5.6 years	$21.0 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	4/10/2000	John B. Brynjolfsson
Primarily inflation-indexed fixed income securities

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002
	6 Months	1 Year	Since Inception*
Real Return Portfolio (Institutional Class)	7.51%	9.86%	11.89%
Lehman Brothers Global Real: U.S. TIPS Index	7.41%	8.81%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

*Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio’s Institutional Class inception on 4/10/2000, compared to the Lehman Brothers Global Real U.S. TIPS Index, an unmanaged market index, formerly the Lehman Brothers Inflation Linked Treasury Index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The Real Return Portfolio Institutional Class returned 7.51% for the first six months of 2002, which was 0.10% greater than its benchmark, the Lehman Brothers Global Real: U.S. TIPS Index.

•	Treasury Inflation Protection Securities (TIPS) outperformed conventional Treasuries during the first half of the year, as real yields fell more than nominal yields.

•	Managing the Portfolio duration to be above benchmark was positive for performance.

•	Cash-backing strategies, using TIPS, increased the Portfolio’s return.

•	During the first six months, the breakeven rate of inflation, which measures the difference between TIPS real yields and nominal Treasury yields, increased to 1.77% on 10-year maturities.

2

Financial Highlights

Real Return Portfolio (Institutional Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (b)	12/31/2001	04/10/2000 – 12/31/2000
Net asset value beginning of period	$10.56	$10.34	$10.11
Net investment income (a)	0.27	0.57	0.62
Net realized/unrealized gain on investments (a)	0.52	0.43	0.23
Total income from investment operations	0.79	1.00	0.85
Dividends from net investment income	(0.27)	(0.64)	(0.62)
Distributions from net realized capital gains	0.00	(0.14)	0.00
Total distributions	(0.27)	(0.78)	(0.62)
Net asset value end of period	$11.08	$10.56	$10.34
Total return	7.51%	9.79%	8.73%
Net assets end of period (000s)	$15	$14	$3,294
Ratio of net expenses to average net assets	0.50%*	0.50%	0.50%*
Ratio of net investment income to average net assets	5.02%*	5.32%	8.41%*
Portfolio turnover rate	22%	58%	18%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Real Return Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$39,601
Cash	1
Interest and dividends receivable	157

39,759

Liabilities:
Payable for financing transactions	$18,693
Accrued investment advisory fee	4
Accrued administration fee	4
Accrued servicing fee	2
Other liabilities	49

18,752

Net Assets	$21,007

Net Assets Consist of:
Paid in capital	$20,307
Undistributed net investment income	1
Accumulated undistributed net realized gain	38
Net unrealized appreciation	661

$21,007

Net Assets:
Institutional Class	$15
Administrative Class	20,992

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	1,894

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.08
Administrative Class	11.08

Cost of Investments Owned	$38,940

See accompanying notes

4

Statement of Operations

Real Return Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$384

Total Income	384

Expenses:
Investment advisory fees	15
Administration fees	15
Distribution and/or servicing fees—Administrative Class	9

Total Expenses	39

Net Investment Income	345

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	32
Net realized gain on futures contracts, written options, and swaps	8
Net change in unrealized appreciation on investments	556
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(2)

Net Gain	594

Net Increase in Assets Resulting from Operations	$939

See accompanying notes

5

Statements of Changes in Net Assets

Real Return Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002 (unaudited)	Year Ended December 31, 2001

Operations:
Net investment income	$345	$284
Net realized gain	40	80
Net change in unrealized appreciation (depreciation)	554	(1)

Net increase resulting from operations	939	363

Distributions to Shareholders:
From net investment income
Institutional Class	0	(40)
Administrative Class	(346)	(244)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(90)

Total Distributions	(346)	(374)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	14,419	10,191
Issued as reinvestment of distributions
Institutional Class	0	40
Administrative Class	345	334
Cost of shares redeemed
Institutional Class	0	(3,436)
Administrative Class	(1,770)	(3,440)

Net increase resulting from Portfolio share transactions	12,994	3,689

Total Increase in Net Assets	13,587	3,678

Net Assets:
Beginning of period	7,420	3,742
End of period *	$21,007	$7,420
*Including net undistributed investment income of:	$1	$2

See accompanying notes

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Statement of Cash Flows

Real Return Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash from:
Financing Activities
Sales of Portfolio shares	$14,419
Redemptions of Portfolio shares	(1,770)
Cash distributions paid	0
Proceeds from financing transactions	15,773

Net increase from financing activities	28,422

Operating Activities
Purchases of long-term securities	(18,515)
Proceeds from sales of long-term securities	4,040
Purchases of short-term securities (net)	(13,716)
Net investment income	345
Change in other receivables/payables (net)	(577)
Net (decrease) from operating activities	(28,423)

Net (decrease) in Cash	(1)

Cash
Beginning of period	2
End of period	$1

See accompanying notes

7

Schedule of Investments

Real Return Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.9%
Banking & Finance 3.5%
Ford Motor Credit Co.
2.410% due 07/18/2005 (d)	$200	$193
General Motors Acceptance Corp.
2.121% due 12/09/2002 (d)	150	150
2.250% due 08/04/2003 (d)	200	199
Merrill Lynch & Co.
2.020% due 06/24/2003 (d)	200	200

		742

Utilities 2.4%
British Telecom PLC
3.295% due 12/15/2003 (d)	300	301
France Telecom
3.613% due 03/14/2003 (d)	200	200

		501

Total Corporate Bonds & Notes (Cost $1,244)		1,243

U.S. TREASURY OBLIGATIONS 98.7%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (c)	2,837	2,951
3.375% due 01/15/2012 (c)	2,025	2,076
3.375% due 04/15/2032 (c)	770	814
3.500% due 01/15/2011	1,549	1,604
3.625% due 01/15/2008 (c)	1,780	1,864
3.625% due 04/15/2028 (c)	1,612	1,741
3.875% due 01/15/2009 (c)	3,069	3,258
3.875% due 04/15/2029 (c)	3,281	3,698
4.250% due 01/15/2010 (c)	2,511	2,726

Total U.S. Treasury Obligations (Cost $20,072)		20,732

MORTGAGE-BACKED SECURITIES 9.8%
Collateralized Mortgage Obligations 9.5%
Federal Home Loan Bank
1.745% due 07/26/2002	2,000	1,998

Fannie Mae 0.3%
6.807% due 11/01/2024 (d)	55	55

Total Mortgage-Backed Securities (Cost $2,052)		2,053

ASSET-BACKED SECURITIES 0.5%
SLM Student Loan Trust
2.309% due 10/25/2005 (d)	111	111

Total Asset-Backed Securities (Cost $110)		111

SHORT-TERM INSTRUMENTS 73.6%
Commercial Paper 24.7%
Abbey National North America
1.790% due 09/09/2002	800	797
Anz Delaware, Inc.
1.790% due 09/05/2002	800	798
CBA (de) Finance
1.790% due 09/09/2002	500	498
Danske Corp.
1.800% due 09/06/2002	800	797
KFW International Finance, Inc.
1.760% due 09/12/2002	200	199
Lloyds TSB Bank PLC
1.770% due 08/15/2002	400	399
Shell Finance (UK) PLC
1.780% due 08/27/2002	800	798
Swedish National Housing Finance
1.770% due 08/07/2002	300	300
UBS Finance, Inc.
1.770% due 08/28/2002	600	598

		5,184

Repurchase Agreements 48.8%
Credit Suisse First Boston
1.850% due 07/01/2002	$2,000	$2,000
(Dated 06/28/2002. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 01/15/2007 valued $2,042. Repurchase proceeds are $2,000.)
Lehman Brothers Inc.
1.850% due 07/01/2002	2,000	2,000
(Dated 06/28/2002. Collateralized by U.S. Treasury Notes 6.375% due 08/15/2027 valued at $2,051. Repurchase proceeds are $2,000.)
State Street Bank
1.550% due 07/01/2002	6,253	6,253
(Dated 06/28/2002. Collateralized by Fannie Mae 3.500% due 02/13/2004 valued at $6,378. Repurchase proceeds are $6,254.)

		10,253

U.S. Treasury Bills 0.1%
1.740% due 08/15/2002	25	25

Total Short-Term Instruments (Cost $15,462)		15,462

Total Investments (a) 188.5% (Cost $38,940)		$39,601

Other Assets and Liabilities (Net) (88.5%)		(18,594)

Net Assets 100.0%		$21,007

Notes to Schedule of Investments (amounts in thousands):

(a)    At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.		$669
Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.		(9)

Unrealized appreciation-net		$660

(b) Swap agreements outstanding at June 30, 2002:
Type	Notional Amount	Unrealized Appreciation
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corporation 5.875% due 02/15/2012.
Broker: Goldman Sachs
Exp. 06/07/2004	$100	$0
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Broker: Goldman Sachs
Exp. 04/15/2003	30	0
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Broker: Goldman Sachs
Exp. 04/15/2003	30	0

		$0

(c) Subject to financing transaction. (d) Variable rate security. The rate listed is as of June 30, 2002. (e) Principal amount of security is adjusted for inflation. See accompanying notes

8

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

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Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.     The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.     The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.     The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.     The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.     The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.     The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after

10

it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.     The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Real Return Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Real Return Portfolio	$18,276	$3,199	$191	$617

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5.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Real Return Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,325	14,419	945	10,191
Issued as reinvestment of distributions
Institutional Class	0	0	4	40
Administrative Class	31	345	31	334
Cost of shares redeemed
Institutional Class	0	0	(322)	(3,436)
Administrative Class	(163)	(1,770)	(318)	(3,440)

Net increase resulting from Portfolio share transactions	1,193	$12,994	340	$3,689

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Real Return Portfolio
Administrative Class	1	100
Institutional Class	5	84

12

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
LONG-TERM U.S. GOVERNMENT PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U.S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Long-Term U.S. Government Portfolio

PORTFOLIO CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	10.5 years	$52.6 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	4/30/1999	James M. Keller
Primarily long-term maturity fixed income securities.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	6 Months	1 Year	3 Years*	Since Inception*

Long-Term U.S. Gov’t Portfolio Administrative Class	5.37%	11.50%	9.85%	8.48%

Lehman Brothers Long-Term Treasury Index	4.22%	9.06%	8.50%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/1999, the first full month following the Portfolio’s Administrative Class inception on 4/30/1999, compared to the Lehman Brothers Long-Term Treasury Index, an unmanaged market index. It is not possible to invest directly in the index.

PORTFOLIO INSIGHTS

•
The Long-Term U.S. Government Portfolio Administrative Class strongly outperformed the benchmark Lehman Brothers Long-Term Treasury Index for the six-month period ended June 30, 2002, returning 5.37% versus 4.22% for the Index.

•	In anticipation of a reflationary interest rate environment, an above benchmark duration was shifted to below the Index and was overall neutral for returns.

•	An overweight to intermediate-term maturities relative to the Lehman Long-Term Treasury Index was significantly positive as rates rallied most along that portion of the yield curve.

•	A mortgage emphasis via agency pass-throughs and non-Agency CMO’s augmented the Portfolio’s returns, as mortgages were one of the best performing sectors of the year.

•	Exposure to asset-backed securities was positive as investors sought their strong collateral protection and premium yields.

2

Financial Highlights

Long-Term U.S. Government Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (d)	12/31/2001		12/31/2000	04/30/1999 – 12/31/1999
Net asset value beginning of period	$10.27	$10.56		$9.22	$10.00
Net investment income (a)	0.23	0.51		0.56	0.36
Net realized/unrealized gain (loss) on investments (a)	0.32	0.09		1.34	(0.78)
Total income (loss) from investment operations	0.55	0.60		1.90	(0.42)
Dividends from net investment income	(0.23)	(0.52)		(0.56)	(0.36)
Distributions from net realized capital gains	0.00	(0.37)		0.00	0.00
Total Distributions	(0.23)	(0.89)		(0.56)	(0.36)
Net asset value end of period	$10.59	$10.27		$10.56	$9.22
Total return	5.37%	5.86%		21.24%	(4.28)%
Net assets end of period (000s)	$52,566	$33,013		$9,625	$7,173
Ratio of net expenses to average net assets	0.65%*	0.65	%(c)	0.65%	0.65	%(b)*
Ratio of net investment income to average net assets	4.38%*	4.75%		5.70%	5.55	%*
Portfolio turnover rate	208%	457%		533%	294%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71% for the period ended December 31, 1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the period ended December 31, 2001.
(d)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Long-Term U.S. Government Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$57,105
Cash	106
Receivable for investments sold	4,665
Receivable for Portfolio shares sold	372
Interest and dividends receivable	601
Other assets	1

62,850

Liabilities:
Payable for investments purchased	$5,531
Payable for financing transactions	4,485
Written options outstanding	168
Payable for Portfolio shares redeemed	19
Accrued investment advisory fee	10
Accrued administration fee	10
Accrued servicing fee	5
Variation margin payable	38
Recoupment payable to Manager	1
Other liabilities	17

10,284

Net Assets	$52,566

Net Assets Consist of:
Paid in capital	$51,719
Undistributed net investment income	194
Accumulated undistributed net realized gain	144
Net unrealized appreciation	509

$52,566

Net Assets:
Institutional Class	$11
Administrative Class	52,555
Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	4,962
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.59
Administrative Class	10.59
Cost of Investments Owned	$56,713

See accompanying notes

4

Statement of Operations

Long-Term U.S. Government Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest	$1,021

Total Income	1,021

Expenses:
Investment advisory fees	50
Administration fees	50
Distribution and/or servicing fees—Administrative Class	30
Trustees’ fees	1
Interest expense	1

Total Expenses	132

Net Investment Income	889

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	246
Net realized gain on futures contracts, written options, and swaps	460
Net change in unrealized appreciation on investments	681
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(15)

Net Gain	1,372

Net Increase in Assets Resulting from Operations	$2,261

See accompanying notes

5

Statements of Changes in Net Assets

Long-Term U.S. Government Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002	Year Ended December 31, 2001

Operations:
Net investment income	$889	$919
Net realized gain	706	563
Net change in unrealized appreciation (depreciation)	666	(653)

Net increase resulting from operations	2,261	829

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(888)	(918)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(1,107)

Total Distributions	(888)	(2,026)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	23,828	30,788
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	888	2,025
Cost of shares redeemed
Institutional Class	0	0
Administrative Class	(6,547)	(8,228)

Net increase resulting from Portfolio share transactions	18,169	24,586

Total Increase in Net Assets	19,542	23,389

Net Assets:
Beginning of period	33,024	9,635
End of period*	$52,566	$33,024
*Including net undistributed investment income of:	$194	$193

See accompanying notes

6

Statement of Cash Flows

Long-Term U.S. Government Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash from:
Financing Activities
Sales of Portfolio shares	$23,457
Redemptions of Portfolio shares	(6,528)
Cash distributions paid	601
Proceeds from financing transactions	4,482

Net increase from financing activities	22,012

Operating Activities
Purchases of long-term securities	(48,726)
Proceeds from sales of long-term securities	21,544
Purchases of short-term securities (net)	8,553
Net investment income	889
Change in other receivables/payables (net)	(4,475)

Net decrease from operating activities	(22,215)

Net decrease in Cash	(203)

Cash
Beginning of period	309
End of period	$106

See accompanying notes

7

Schedule of Investments

Long-Term U.S. Government Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 4.9%
Banking & Finance 3.6%
Donaldson, Lufkin & Jenrette, Inc.
2.235% due 07/18/2003 (d)	$ 100	$ 100
Ford Motor Credit Co.
2.410% due 07/18/2005 (d)	200	193
2.530% due 06/23/2003 (d)	500	497
General Motors Acceptance Corp.
2.040% due 03/10/2003 (d)	200	199
2.223% due 07/21/2003 (d)	100	99
Merrill Lynch & Co., Inc.
2.140% due 03/08/2004 (d)	200	200
Morgan Stanley Dean Witter
2.110% due 09/19/2003 (d)	400	400
National Rural Utilities Cooperative Finance Corp.
2.940% due 04/26/2004 (d)	200	200

		1,888

Industrials 0.7%
DaimlerChrysler North America Holding Corp.
2.230% due 08/16/2004 (d)	200	199
Ford Motor Credit Co.
7.450% due 07/16/2031	200	187

		386

Utilities 0.6%
BellSouth Corp.
6.875% due 10/15/2031	200	199
SCANA Corp.
2.630% due 07/15/2002 (d)	100	100

		299

Total Corporate Bonds & Notes (Cost $2,583)		2,573

MUNICIPAL BONDS & NOTES 0.2%
California 0.2%
Kern County California Pension Obligation Revenue Bonds, (MBIA Insured),
Series 1995 7.260% due 08/15/2014	100	112

Total Municipal Bonds & Notes (Cost $104)		112

U.S. GOVERNMENT AGENCIES 10.9%
Fannie Mae
7.125% due 09/19/2005	2,000	2,024
Financing Corp.
10.700% due 10/06/2017	650	958
Freddie Mac
4.000% due 12/27/2004	1,000	1,007
4.300% due 05/31/2005	1,000	1,013
Overseas Private Investment Corp.
5.590% due 11/30/2010	700	725

Total U.S. Government Agencies (Cost $5,649)		5,727

U.S. TREASURY OBLIGATIONS 33.2%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (b)	170	177
3.625% due 07/15/2002 (b)	112	112
3.875% due 01/15/2009	658	698
U.S. Treasury Bonds
5.375% due 02/15/2031	1,700	1,665
5.500% due 08/15/2028	3,100	3,019
8.125% due 08/15/2019	500	641
11.250% due 02/15/2015	4,600	7,148
U.S. Treasury Notes
6.250% due 02/15/2003	3,000	3,082
U.S. Treasury Strips
0.000% due 11/15/2021	2,800	888

Total U.S. Treasury Obligations (Cost $17,282)		17,430

MORTGAGE-BACKED SECURITIES 24.4%
Collateralized Mortgage Obligations 19.4%
Bank of America Mortgage Securities, Inc.
7.250% due 02/25/2031	84	85
Bear Stearns Adjustable Rate Mortgage Trust
6.566% due 01/25/2032 (d)	380	388
6.640% due 01/25/2032 (d)	913	938
Fannie Mae
6.500% due 01/25/2024	28	29
7.000% due 10/25/2022	289	308
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011	216	227
Freddie Mac
6.000% due 05/15/2029	97	89
6.000% due 12/15/2031	206	192
6.500% due 12/15/2023	208	213
7.000% due 07/15/2023	47	49
8.000% due 02/13/2017	200	201
Residential Funding Mortgage Securities I
7.500% due 04/25/2027	36	36
Sequoia Mortgage Trust
2.178% due 05/20/2032	397	397
Structured Asset Mortgage Investments, Inc.
6.318% due 03/25/2032 (d)	969	1,011
7.130% due 02/25/2030 (d)	570	590
Structured Asset Securities Corp.
2.130% due 02/25/2032 (d)	494	494
2.168% due 08/30/2032 (d)	2,000	2,000
2.340% due 07/25/2032 (d)	1,000	1,000
United Mortgage Securities Corp.
5.910% due 06/25/2032 (d)	880	886
Washington Mutual, Inc.
4.490% due 01/25/2041 (d)	51	51
6.500% due 10/19/2029	1,000	1,030

		10,214

Fannie Mae 3.9%
6.000% due 07/18/2017 (d)	2,000	2,039

Federal Housing Administration 1.1%
6.896% due 07/01/2020	591	579

Total Mortgage-Backed Securities (Cost $12,676)		12,832

ASSET-BACKED SECURITIES 10.8%
Ace Securities Corp.
2.180% due 06/25/2032 (d)	500	500
Americredit Automobile Receivables Trust
2.040% due 04/05/2007 (d)	800	802
3.780% due 02/12/2007	800	801
CS First Boston Mortgage Securities Corp.
2.100% due 12/15/2030 (d)	52	52
DaimlerChrysler Auto Trust
2.900% due 12/06/2004	500	503
Household Automotive Trust
2.750% due 05/17/2005	700	700
Household Finance Corp.
2.138% due 05/20/2032 (d)	1,000	1,000
Novastar Home Equity Loan
2.130% due 01/25/2031 (d)	416	416
Sallie Mae
2.390% due 10/27/2025 (d)	207	207
WFS Financial Owner Trust
2.820% due 05/20/2005 (d)	700	702

Total Asset-Backed Securities (Cost $5,671)		5,683

8

	Principal Amount (000s)	Value (000s)
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 95.750 Exp. 12/16/2002	$44,000	$1
Eurodollar September Futures (CME)
Strike @ 97.500 Exp. 09/16/2002	10,000	0

Total Purchased Put Options (Cost $1)		1

SHORT-TERM INSTRUMENTS 24.2%
Commercial Paper 2.2%
Federal Home Loan Bank
1.745% due 07/26/2002	1,000	999
Freddie Mac
1.760% due 08/01/2002 (b)	150	150

		1,149

Repurchase Agreements 20.5%
Credit Suisse First Boston
1.850% due 07/01/2002	5,000	5,000
(Dated 06/28/2002. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 01/15/2007 valued at $5,104. Repurchase proceeds are $5,001.)
Lehman Brothers, Inc.
1.850% due 07/01/2002	5,000	5,000
(Dated 06/28/2002. Collateralized by U.S. Treasury Bonds 6.375% due 08/15/2027 valued at $5,123. Repurchase proceeds are $5,001.)
State Street Bank
1.550% due 07/01/2002	800	800
(Dated 06/28/2002. Collateralized by Fannie Mae 0.000% due 07/25/2002 valued at $819. Repurchase proceeds are $800.)
		10,800

U.S. Treasury Bills 1.5%
1.665% due 08/15/2002 (b)	800	798

Total Short-Term Instruments (Cost $12,747)		12,747

Total Investments (a) 108.6% (Cost $56,713)		$57,105
Written Options (c) (0.3%)
(Premiums $123)		(168)
Other Assets and Liablities (Net) (8.3%)		(4,371)

Net Assets 100.0%		$52,566

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$428
Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(36)

Unrealized appreciation-net	$392

(b)	Securities with an aggregate market value of $1,237 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Unrealized

Type	# of Contracts	Appreciation/ (Depreciation)
10 Year Interest Rate Swap Future (09/2002)	20	$(46)
U.S. Treasury 10 Year Note (09/2002)	102	189
U.S. Treasury 30 Year Bond (09/2002)	263	20

		$163

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call—CME Eurodollar September Futures Strike @ 98.000 Exp. 09/16/2002	29	$6	$9
Put—CME Eurodollar September Futures Strike @ 98.000 Exp. 09/16/2002	29	9	6
Put—CME Eurodollar December Futures Strike @ 97.250 Exp. 12/16/2002	50	15	13
Put—CBOT U.S. Treasury Note September Futures Strike @ 107.000 Exp. 08/24/2002	54	35	81
Call—CBOT U.S. Treasury Note September Futures Strike @ 104.000 Exp. 08/24/2002	12	20	42
Call—CBOT U.S. Treasury Note September Futures Strike @ 109.000 Exp. 08/24/2002	19	11	11
Put—CBOT U.S. Treasury Note September Futures Strike @ 104.000 Exp. 08/24/2002	21	27	6

		$123	$168

(d)	Variable rate security. The rate listed is as of June 30, 2002.
(e)	Principal amount of the security is adjusted for inflation.

See accompanying notes

9

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific

10

expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

11

When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Long-Term
U.S. Government Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Long-Term
U.S. Government Portfolio	$80,655	$82,372	$18,639	$3,031

12

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Long-Term U.S. Government Portfolio
Premium
Balance at 12/31/2001	$10
Sales	137
Closing Buys	0
Expirations	(24)
Exercised	0

Balance at 06/30/2002	$123

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Long-Term U.S. Government Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	2,294	23,828	2,877	30,788
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	85	888	196	2,025
Cost of shares redeemed
Institutional Class	0	$0	0	$0
Administrative Class	(632)	(6,547)	(769)	(8,228)

Net increase resulting from Portfolio share transactions	1,747	$18,169	2,304	$24,586

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Long-Term U.S. Government Portfolio
Administrative Class	3	95
Institutional Class	1	100

13

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
GLOBAL BOND PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Global Bond Portfolio

PORTFOLIO CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	4.3 years	$4.9 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	1/10/2002	Michael R. Asay
Primarily U.S. and non-U.S. intermediate maturity fixed income securities.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	1 Month	3 Months	Since Inception

Global Bond Portfolio Administrative Class	4.41%	11.35%	10.49%

J.P. Morgan Global Index (Unhedged)	4.67%	11.33%	—
(all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002

$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 2/01/02, the first full month following the Portfolio’s Administrative Class inception on 1/10/02, compared to the J.P. Morgan Global Index (Unhedged), an unmanaged market index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The Global Bond Portfolio Administrative Class returned 10.49% for the period since inception through June 30, 2002.

•	Reducing U.S. duration versus the benchmark detracted from returns as U.S. interest rates declined strongly.

•	An overweight in core Europe versus the U.S. detracted from returns as investors flocked to the relative safety of U.S. Treasuries.

•	An overweight in the euro was strongly positive. The euro rose versus the U.S. dollar as investors anticipated a weaker U.S. economic environment.

•	Real return bonds added to returns due to favorable inflation accruals and falling real yields.

•	A focus on global mortgages aided returns as investors sought high quality yields during a tumultuous quarter.

•	An underweight to Japan was positive as ratings downgrades and unexpectedly strong economic data kept Japanese yields from falling as much as in other markets.

•	Corporate holdings, especially telecom issues, were negative for returns.

2

Financial Highlights

Global Bond Portfolio (Administrative Class)

Selected Per Share Data for the Period Ended:	01/10/2002 – 06/30/2002 (b)
Net asset value beginning of period	$10.00
Net investment income	0.13	(a)
Net realized/unrealized loss on investments	0.90	(a)
Total income (loss) from investment operations	1.03
Dividends from net investment income	(0.12)
Distributions from net realized capital gains	0.00
Total distributions	(0.12)
Net asset value end of period	$10.92
Total return	10.49%
Net assets end of period (000s)	$4,949
Ratio of net expenses to average net assets	0.90	%*
Ratio of net investment income to average net assets	2.56	%*
Portfolio turnover rate	394%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Global Bond Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$6,059
Cash	1
Foreign currency, at value	37
Receivable for investments sold	1,727
Receivable for Portfolio shares sold	29
Interest and dividends receivable	116
Other assets	2

7,971

Liabilities:
Payable for investments purchased	$420
Payable for financing transactions	1,387
Payable for short sale	1,185
Written options outstanding	15
Payable for Portfolio shares redeemed	1
Accrued investment advisory fee	1
Accrued administration fee	2
Accrued servicing fee	1
Variation margin payable	2
Other liabilities	8

3,022

Net Assets	$4,949

Net Assets Consist of:
Paid in capital	$4,621
Undistributed net investment income	0
Accumulated undistributed net realized (loss)	(67)
Net unrealized appreciation	395

$4,949

Net Assets:
Administrative Class	4,949

Shares Issued and Outstanding:
Administrative Class	454

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	10.92

Cost of Investments Owned	$5,729
Cost of Foreign Currency Held	$36

See accompanying notes

4

Statement of Operations

Global Bond Portfolio
For the period ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$50

Total Income	50

Expenses:
Investment advisory fees	4
Administration fees	8

Total Expenses	12

Net Investment Income	38

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(4)
Net realized (loss) on futures contracts, written options, and swaps	(8)
Net realized (loss) on foreign currency transactions	(55)
Net change in unrealized appreciation on investments	321
Net change in unrealized appreciation on futures contracts, written options, and swaps	29
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	45

Net Gain	328

Net Increase in Assets Resulting from Operations	$366

See accompanying notes

5

Statement of Changes in Net Assets

Global Bond Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Period From January 10, 2002 to June 30, 2002

Operations:
Net investment income	$38
Net realized loss	(67)
Net change in unrealized appreciation	395

Net increase resulting from operations	366

Distributions to Shareholders:
From net investment income
Administrative Class	(38)

Total Distributions	(38)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	4,793
Issued as reinvestment of distributions
Administrative Class	38
Cost of shares redeemed
Administrative Class	(210)

Net increase resulting from Portfolio share transactions	4,621

Total Increase in Net Assets	4,949

Net Assets:
End of period*	$4,949

*Including net undistributed investment income of:	$0

See accompanying notes

6

Schedule of Investments

Global Bond Portfolio

June 30, 2002 (Unaudited)

		Principal Amount (000s)	Value (000s)
FRANCE (e)(f) 0.8%
France Telecom
0.837% due 07/16/2003 (i)	JY	5,000	$40

Total France (Cost $36)			40

GERMANY (e)(f) 29.7%
Republic of Germany
5.000% due 08/19/2005	EC	100	101
5.250% due 07/04/2010 (h)		720	726
6.000% due 01/05/2006 (h)		300	311
6.250% due 04/26/2006		100	105
6.500% due 07/04/2027 (h)		200	228

Total Germany (Cost $1,322)			1,471

ITALY (e)(f) 15.1%
Republic of Italy
9.500% due 02/01/2006	EC	650	748

Total Italy (Cost $658)			748

JAPAN (e)(f) 6.3%
Government of Japan
1.800% due 03/22/2010 (h)	JY	35,000	310

Total Japan (Cost $275)			310

NETHERLANDS (e)(f) 14.7%
Kingdom of Netherlands
6.000% due 01/15/2006	EC	700	726

Total Netherlands (Cost $690)			726

UNITED KINGDOM (e)(f) 3.4%
United Kingdom Gilt
7.250% due 12/07/2007	BP	100	168

Total United Kingdom (Cost $158)			168

UNITED STATES 16.2%
Mortgage-Backed Securities 10.1%
Fannie Mae
5.500% due 07/18/2017 (i)		$500	500

U.S. Treasury Obligations 6.1%
U.S. Treasury Bonds
7.500% due 11/15/2016		100	120
8.125% due 08/15/2019		100	128
U.S. Treasury Notes
6.500% due 02/15/2010		50	56

			304

Total United States (Cost $799)			804

PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Note (OTC)
3.500% due 11/15/2006
Strike @ 99.750 Exp. 07/08/2002		900	0

Total Purchased Call Options (Cost $0)			0

PURCHASED PUT OPTIONS (e)(f) 0.0%
Republic of Germany (OTC)
6.000% due 09/30/2002
Strike @ 95.000 Exp. 09/03/2002	EC	400	0
Republic of Germany (OTC)
6.000% due 01/05/2006
Strike @ 95.000 Exp. 10/03/2002	EC	200	0
Government of Japan (OTC)
5.150% due 07/30/2009
Strike @ 127.000 Exp. 09/03/2002	JY	100,000	0
Eurodollar September Futures (CME)
Strike @ 92.750 Exp. 09/16/2002		$4,000	0

Total Purchased Put Options (Cost $0)			0

SHORT-TERM INSTRUMENTS 36.2%
Commercial Paper 20.2%
CBA (de) Finance
1.760% due 09/09/2002		200	200
Fannie Mae
2.040% due 09/11/2002		300	299
Freddie Mac
1.820% due 07/11/2002		300	300
UBS Finance, Inc.
1.770% due 08/28/2002		200	199

			998

Repurchase Agreement 13.8%
State Street Bank
1.550% due 07/01/2002
(Dated 06/28/2002. Collateralized by Freddie Mac 3.500% due 02/20/2004 valued at $699. Repurchase proceeds are $684.)		684	684

U.S. Treasury Bills 2.2%
0.795% due 08/15/2002 (b)		110	110

Total Short-Term Instruments
(Cost $1,791)			1,792

Total Investments (a) 122.4%
(Cost $5,729)			$6,059

Written Options (c) (0.3%)
(Premiums $10)			(15)

Other Assets and Liabilities (Net) (22.1%)			(1,095)

Net Assets 100.0%			$4,949

Notes to Schedule of Investments (amounts in thousands):
(a) At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$331

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(1)

Unrealized appreciation-net	$330

See accompanying notes

7

(b)	Securities with an aggregate market value of $109 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation
Euro-Bobl 5 Year Note (09/2002)	4	$5
U.S. Treasury 5 Year Note (09/2002)	1	0
U.S. Treasury 10 Year Note (09/2002)	8	15
U.S. Treasury 30 Year Bond (09/2002)	3	3
Eurodollar March Futures (03/2003)	3	10

		$33

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call—OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000 Exp. 10/20/2003	15,000	$3	$6
Call—OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.300 Exp. 12/11/2002	600,000	7	9

		$10	$15

(d)	Short sales open at June 30, 2002 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
U.S. Treasury Note	5.000	8/15/2011	200	$203	$203
U.S. Treasury Note	3.500	11/15/2006	1,000	982	974

				$1,185	$1,177

(e)	Foreign forward currency contracts outstanding at June 30, 2002:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation/ (Depreciation)
Buy	A$	80	07/2002	$0
Buy		55	08/2002	0
Buy	BP	42	07/2002	2
Sell		2	07/2002	0
Buy	C$	225	07/2002	4
Sell		3	07/2002	0
Buy	DK	365	09/2002	2
Buy	EC	296	07/2002	10
Sell		990	07/2002	(33)
Buy	JY	71,119	07/2002	25
Sell		4,000	07/2002	(1)
Buy		4,948	08/2002	0
Buy		83,348	09/2002	66
Buy	SK	260	08/2002	3

				$78

(f)	Principal amount denoted in indicate currency:

A$—Australian Dollar
BP—British Pound
C$—Canadian Dollar
DK—Danish Krone
EC—Euro
JY—Japanese Yen
SK—Swedish Krona

(g)	Swap agreements outstanding at June 30, 2002:

Type		Notional Amount	Unrealized Appreciation
Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.000%.
Broker: Goldman Sachs
Exp. 12/17/2006	C$	100	$0
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month EC-LIBOR.
Broker: Merrill Lynch
Exp. 06/17/2003	EC	100	0
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Broker: Goldman Sachs
Exp. 06/17/2012		100	2
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Broker: Morgan Stanley
Exp. 12/15/2031		100	0
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Broker: Merrill Lynch
Exp. 03/15/2016	BP	300	0
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Bank of America
Exp. 12/18/2022		$100	0
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Broker: Goldman Sachs
Exp. 12/17/2006		100	0

			$2

(h)	Subject to financing transaction.

(i)	Variable rate security. The rate listed is as of June 30, 2002.

See accompanying notes

8

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Global Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on January 10, 2002.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

9

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

10

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class
Global Bond Portfolio	0.90%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Global Bond Portfolio	$11,460	$10,646	$6,284	$752

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Global Bond Portfolio
Premium
Balance at 01/10/2002	$0
Sales	12
Closing Buys	(2)
Expirations	0
Exercised	0

Balance at 06/30/2002	$10

11

Notes to Financial Statements (Cont.)

June 30, 2002 (Unaudited)

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Global Bond Portfolio
	Period from 01/10/2002 to 06/30/2002
	Shares	Amount
Receipts for shares sold
Administrative Class	470	$4,793
Issued as reinvestment of distributions
Administrative Class	4	38
Cost of shares redeemed
Administrative Class	(20)	(210)

Net increase resulting from Portfolio share transactions	454	$4,621

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Global Bond Portfolio
Administrative Class	4	95

12

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O

PIMCO VARIABLE INSURANCE TRUST
TOTAL RETURN PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U.S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five-year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Total Return Portfolio

PORTFOLIO CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	4.2 years	$676.7 million

PORTFOLIO:	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
Primarily intermediate maturity fixed income securities.	12/31/1997	William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002
	6 Months	1 Year	3 Years*	Since Inception*
Total Return Portfolio Administrative Class	3.32%	9.17%	7.68%	6.58%
Lehman Brothers Aggregate Bond Index	3.79%	8.63%	8.11%	—
* Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*  % of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 1/01/1998, the first full month following the Portfolio’s Administrative Class inception on 12/31/1997, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The Total Return Portfolio Administrative Class returned 3.32% for the six-month period ended June 30, 2002. It’s benchmark, the Lehman Brothers Aggregate Bond Index, returned 3.79% for the period.

•
Portfolio duration was near the benchmark throughout the period, and had no effect on relative performance. An emphasis on shorter maturity securities was positive for returns as market expectation of near-term Federal Reserve tightening declined, which caused short-term interest rates to fall.

•	The Portfolio benefited from an overweight in mortgages, which provided a high quality source of additional yield.

•	The allocation to corporates hurt returns as accounting concerns caused investors to sell corporate bonds.

•	Euro-zone holdings were a negative for performance; however a modest euro position rallied strongly and benefited performance.

•	A small, high-quality emerging markets exposure was a negative for performance as political uncertainty in Latin America and investor flight from risk hurt performance.

2

PIMCO Financial Highlights

Total Return Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (e)	12/31/2001		12/31/2000		12/31/1999		12/31/1997 – 12/31/1998
Net asset value beginning of period	$9.89	$9.77		$9.45		$10.09		$10.00
Net investment income (a)	0.21	0.45		0.62		0.58		0.56
Net realized/unrealized gain (loss) on investments (a)	0.12	0.35		0.30		(0.64)		0.28
Total income (loss) from investment operations	0.33	0.80		0.92		(0.06)		0.84
Dividends from net investment income	(0.21)	(0.49)		(0.60)		(0.58)		(0.56)
Distributions from net realized capital gains	0.00	(0.19)		0.00		0.00		(0.19)
Total distributions	(0.21)	(0.68)		(0.60)		(0.58)		(0.75)
Net asset value end of period	$10.01	$9.89		$9.77		$9.45		$10.09
Total return	3.32%	8.37%		10.15%		(0.58)%		8.61%
Net assets end of period (000s)	$641,549	$332,823		$55,533		$3,877		$3,259
Ratio of net expenses to average net assets	0.65%*	0.65	%(d)	0.65	%(c)	0.65	%(b)	0.65%
Ratio of net investment income to average net assets	4.19%*	4.55%		6.46%		5.96%		5.55%
Portfolio turnover rate	127%	217%		415%		102%		139%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.69% for the period ended December 31, 1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the period ended December 31, 2000.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the period ended December 31, 2001.
(e)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Total Return Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$754,781
Cash	356
Foreign currency, at value	3,527
Receivable for investments sold and forward foreign currency contracts	7,242
Receivable for Portfolio shares sold	2,700
Interest and dividends receivable	4,755
Other assets	56

773,417

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$79,273
Written options outstanding	1,322
Payable for Portfolio shares redeemed	15,438
Accrued investment advisory fee	126
Accrued administration fee	126
Accrued servicing fee	68
Variation margin payable	315
Recoupment payable to Manager	12
Other liabilities	40

96,720

Net Assets	$676,697

Net Assets Consist of:
Paid in capital	$672,631
Undistributed net investment income	549
Accumulated undistributed net realized gain	2,093
Net unrealized appreciation	1,424

$676,697

Net Assets:
Institutional Class	$35,148
Administrative Class	641,549

Shares Issued and Outstanding:
Institutional Class	3,511
Administrative Class	64,089

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.01
Administrative Class	10.01

Cost of Investments Owned	$758,223
Cost of Foreign Currency Held	$3,418

See accompanying notes

4

Statement of Operations

Total Return Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$12,309
Miscellaneous income	2

Total Income	12,311

Expenses:
Investment advisory fees	630
Administration fees	630
Distribution and/or servicing fees—Administrative Class	351
Trustees’ fees	14
Organization Costs	1
Miscellaneous expense	12

Total Expenses	1,638

Net Investment Income	10,673

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,990
Net realized gain on futures contracts, written options, and swaps	3,319
Net realized (loss) on foreign currency transactions	(31)
Net change in unrealized (depreciation) on investments	(3,111)
Net change in unrealized appreciation on futures contracts, written options, and swaps	1,026
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,939

Net Gain	5,132

Net Increase in Assets Resulting from Operations	$15,805

See accompanying notes

5

Statements of Changes in Net Assets

Total Return Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002 (unaudited)	Year Ended December 31, 2001
Operations:
Net investment income	$10,673	$9,528
Net realized gain	5,278	4,347
Net change in unrealized appreciation (depreciation)	(146)	651

Net increase resulting from operations	15,805	14,526

Distributions to Shareholders:
From net investment income
Institutional Class	(782)	(1,561)
Administrative Class	(9,892)	(7,971)
From net realized capital gains
Institutional Class	0	(666)
Administrative Class	0	(6,502)

Total Distributions	(10,674)	(16,700)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	7,456	38,223
Administrative Class	354,135	328,425
Issued as reinvestment of distributions
Institutional Class	782	2,227
Administrative Class	9,892	14,473
Cost of shares redeemed
Institutional Class	(8,766)	(6,077)
Administrative Class	(59,987)	(63,201)

Net increase resulting from Portfolio share transactions	303,512	314,070

Total Increase in Net Assets	308,643	311,896

Net Assets:
Beginning of period	368,054	56,158
End of period*	$676,697	$368,054

*Including net undistributed investment income of:	$549	$550

See accompanying notes

6

Schedule of Investments

Total Return Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 19.2%
Banking & Finance 5.6%
Atlas Reinsurance PLC
4.387% due 01/07/2005 (g)	$1,000	$1,006
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	700	732
Bear Stearns Cos., Inc.
2.210% due 12/01/2003 (g)	2,000	2,003
Chrysler Financial Corp. LLC
1.960% due 06/17/2003 (g)	300	299
1.980% due 06/18/2003 (g)	700	698
2.020% due 03/10/2003 (g)	100	100
CIT Group, Inc.
2.462% due 04/07/2003 (g)	1,300	1,270
Donaldson, Lufkin & Jenrette, Inc.
2.235% due 07/18/2003 (g)	100	100
Ford Motor Credit Co.
2.530% due 06/23/2003 (g)	350	348
Gemstone Investors Ltd.
7.710% due 10/31/2004	700	683
General Electric Capital Corp.
6.125% due 02/22/2011	2,700	2,756
General Motors Acceptance Corp.
2.010% due 08/18/2003 (g)	1,600	1,589
2.223% due 07/21/2003 (g)	500	498
2.250% due 08/04/2003 (g)	1,900	1,893
2.270% due 07/30/2004 (g)	600	595
2.298% due 07/21/2004 (g)	200	198
2.378% due 07/20/2004 (g)	500	496
2.600% due 05/10/2004 (g)	500	499
2.620% due 05/17/2004 (g)	700	699
2.720% due 05/04/2004 (g)	2,500	2,500
2.843% due 03/22/2004 (g)	1,500	1,503
8.000% due 11/01/2031	2,400	2,462
Heller Financial, Inc.
2.315% due 07/24/2002 (g)	500	500
Household Finance Corp.
2.250% due 05/28/2004 (g)	600	594
Morgan Stanley Tracers
2.005% due 09/15/2011 (g)	5,024	5,197
Pemex Finance Ltd.
5.720% due 11/15/2003	75	77
Pemex Master Trust
8.000% due 11/15/2011	3,100	3,061
PNC Funding Corp.
6.125% due 09/01/2003	100	103
Popular, Inc.
6.625% due 01/15/2004	500	523
Premium Asset Trust
2.226% due 11/27/2004 (g)	100	100
2.295% due 09/08/2007 (g)	100	100
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	657	371
Residential Reinsurance
6.887% due 06/01/2004 (g)	100	100
Sears Roebuck Acceptance Corp.
6.720% due 10/23/2002	2,000	2,027
Wachovia Corp.
4.950% due 11/01/2006	1,000	1,009
Western Capital
6.970% due 01/07/2003 (g)	1,300	1,300

		37,989

Industrials 7.2%
American Airlines, Inc.
7.858% due 10/01/2011	700	760
AOL Time Warner, Inc.
7.625% due 04/15/2031	8,600	7,550
7.700% due 05/01/2032	3,300	2,935
Continental Airlines, Inc.
7.256% due 03/15/2020	442	445
DaimlerChrysler North America Holding Corp.
2.132% due 08/21/2003 (g)	2,300	2,295
2.170% due 08/23/2002 (g)	1,300	1,300
2.656% due 12/16/2002 (g)	2,100	2,106
7.750% due 05/27/2003	200	208
8.500% due 01/18/2031	4,000	4,435
Ford Motor Credit Co.
7.450% due 07/16/2031	5,300	4,947
Kroger Co.
2.650% due 08/16/2012 (g)	500	500
Northwest Airlines, Inc.
6.841% due 04/01/2011	3,300	3,357
Singapore Telecommunications Ltd.
7.375% due 12/01/2031	3,000	2,962
Starwood Hotels & Resorts
6.750% due 11/15/2005	250	247
TRW, Inc.
6.625% due 06/01/2004	250	261
Tyco International Group SA
6.750% due 02/15/2011	157	122
United Air Lines, Inc.
2.117% due 12/02/2002 (g)	1,365	1,353
6.071% due 03/01/2013	7,120	6,700
8.030% due 07/01/2011	470	411
Walt Disney Co.
4.500% due 09/15/2004	4,300	4,347
Weyerhaeuser Co.
6.750% due 03/15/2012	1,200	1,245

		48,486

Utilities 6.4%
Allete, Inc.
2.798% due 10/20/2003 (g)	100	100
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	100	81
British Telecom PLC
3.181% due 12/15/2003 (g)	1,900	1,904
8.125% due 12/15/2010 (g)	100	109
Commonwealth Edison Co.
2.547% due 09/30/2002 (g)	300	300
DTE Energy Co.
7.110% due 11/15/2038 (g)	500	509
Entergy Gulf States, Inc.
3.197% due 09/01/2004 (g)	3,400	3,406
France Telecom
2.585% due 07/16/2003 (g)	200	200
3.636% due 03/14/2003 (g)	4,800	4,808
7.750% due 03/01/2011	200	183
Indiana Michigan Power Co.
2.522% due 09/03/2002 (g)	100	100
Kerr-McGee Corp.
2.797% due 06/28/2004 (g)	300	300
Pacific Gas & Electric Co.
1.000% due 10/31/2049 (h) (g)	400	394
Philadelphia Electric
6.500% due 05/01/2003	100	103
PSE&G Power LLC
7.750% due 04/15/2011	5,700	6,035
Sprint Capital Corp.
6.000% due 01/15/2007	100	78
8.125% due 07/15/2002	150	150
8.375% due 03/15/2012	3,200	2,655
8.750% due 03/15/2032	14,000	10,551
Telekomunikacja Polska SA
7.125% due 12/10/2003	100	96
Texas Utilities Corp.
2.486% due 06/15/2003 (g)	3,000	3,004
Verizon Global Funding Corp.
6.125% due 06/15/2007	3,700	3,687

See accompanying notes

7

Williams Cos., Inc.
7.875% due 09/01/2021	$5,500	$4,395

		43,148

Total Corporate Bonds & Notes (Cost $ 136,429)		129,623

MUNICIPAL BONDS & NOTES 1.6%
California 0.3%
California State Department of Water Resources Center Valley Project Revenue Bonds, (FGIC Insured), Series 2002
5.500% due 12/01/2022 (g)	1,800	1,958

New York 0.2%
New York State Environmental Facilities Corporate Revenue Bonds, Series 2002
5.125% due 06/15/2023 (g)	850	861
New York State Metropolitan Transitional Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 11/15/2020 (g)	200	215

		1,076

North Carolina 0.4%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
0.990% due 04/01/2021 (g)	2,733	2,830

Texas 0.2%
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2028 (g)	1,500	1,447

Wisconsin 0.5%
Badger Asset Securitization Corporate Revenue Bonds, Series 2002
6.000% due 06/01/2017	3,700	3,669

Total Municipal Bonds & Notes (Cost $ 10,793)		10,980

U.S. GOVERNMENT AGENCIES 2.9%
Small Business Administration
6.030% due 02/01/2012	14,919	15,085
6.290% due 01/01/2021	380	396
7.449% due 08/01/2010	97	105
7.500% due 04/01/2017	3,511	3,844

Total U.S. Government Agencies (Cost $ 19,010)		19,430

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (j)
3.375% due 01/15/2007 (b)	454	472
3.375% due 01/15/2012	2,025	2,076
3.625% due 07/15/2002 (b)	168	168
3.875% due 01/15/2009	2,192	2,327
4.250% due 01/15/2010	2,137	2,320

Total U.S. Treasury Obligations (Cost $ 7,381)		7,363

MORTGAGE-BACKED SECURITIES 52.6%
Collateralized Mortgage Obligations 14.6%
Aurora Loan Services
2.540% due 05/25/2030 (g)	923	923
Bank of America Mortgage Securities, Inc.
7.500% due 02/25/2031	4	4
Bear Stearns Adjustable Rate Mortgage Trust
4.922% due 11/25/2030 (g)	55	57
6.123% due 12/25/2031 (g)	693	707
6.174% due 12/25/2031 (g)	1,154	1,178
6.274% due 01/25/2032 (g)	2,387	2,454
6.539% due 10/25/2031	1,233	1,260
6.679% due 11/25/2031 (g)	1,421	1,452
7.459% due 12/25/2030 (g)	649	655
7.493% due 12/25/2030 (g)	125	126
Cendant Mortgage Corp.
2.490% due 08/25/2030 (g)	558	559
Chase Mortgage Finance Corp.
6.221% due 07/25/2032	2,300	2,345
Countrywide Alternative Loan Trust
8.000% due 07/25/2030	63	63
Countrywide Home Loans
6.500% due 08/25/2032 (g)	1,500	1,531
Credit-Based Asset Servicing and Securitization
2.250% due 09/25/2029 (g)	293	294
CS First Boston Mortgage Securities Corp.
6.250% due 04/25/2032 (g)	1,266	1,294
6.750% due 12/27/2028	100	103
DLJ Commercial Mortgage Corp.
2.241% due 07/05/2008 (g)	731	731
Fannie Mae
5.000% due 04/25/2023 (g)	624	629
6.000% due 08/19/2017	7,000	7,112
6.750% due 08/21/2031	955	986
7.000% due 04/25/2023	11,377	12,191
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	740	759
First Nationwide Trust
7.750% due 07/25/2030	1,145	1,186
Freddie Mac
2.290% due 11/15/2030 (g)	728	726
2.340% due 09/15/2030 (g)	498	500
6.250% due 08/25/2022	7,200	7,536
6.500% due 04/15/2029	614	601
7.500% due 11/15/2016	313	327
7.500% due 07/15/2030	300	318
8.500% due 08/01/2024	121	130
GMAC Commercial Mortgage Asset Corp.
2.140% due 06/01/2005 (g)	238	238
GMAC Commercial Mortgage Securities, Inc.
2.412% due 09/11/2006 (g)	2,000	1,800
Government National Mortgage Association
2.240% due 06/20/2030 (g)	75	75
2.340% due 09/20/2030 (g)	547	549
7.500% due 11/20/2029	482	508
G-Wing Ltd.
4.500% due 05/06/2004 (g)	1,800	1,800
Indymac Adjustable Rate Mortgage Trust
6.434% due 01/25/2032 (g)	423	435
Morgan Stanley Dean Witter Capital I
2.140% due 07/11/2011 (g)	1,282	1,277
PNC Mortgage Securities Corp.
7.500% due 02/25/2031	313	323
Resecuritization Mortgage Trust
6.500% due 04/19/2029	241	248
Residential Asset Securitization Trust
7.130% due 07/25/2031	3,400	3,506
Residential Funding Mortgage Securities I
6.500% due 12/25/2023	7,766	7,872
Salomon Brothers Mortgage Securities VII
2.240% due 09/25/2029 (g)	514	516
7.602% due 11/25/2030	48	49
Small Business Investment Cos.
6.344% due 08/10/2011	2,577	2,655
8.017% due 02/10/2010	809	900

See accompanying notes

8

Structured Asset Securities Corp.
2.110% due 06/25/2032 (g)	$6,560	$6,558
2.130% due 02/25/2032 (g)	1,680	1,681
2.168% due 08/30/2032 (g)	1,400	1,400
2.300% due 05/25/2031 (g)	602	607
5.800% due 09/25/2031	768	778
6.150% due 07/25/2032 (g)	1,300	1,332
6.307% due 02/25/2032	1,453	1,468
6.500% due 09/25/2031	621	626
7.000% due 02/25/2016	201	208
Superannuation Members Home Loans Global Fund
2.141% due 06/15/2026 (g)	763	765
Torrens Trust
2.100% due 07/15/2031 (g)	1,977	1,980
Washington Mutual, Inc.
4.494% due 01/25/2041 (g)	101	102
6.399% due 10/19/2039	8,100	8,399
Wells Fargo Mortgage-Backed Securities Trust
6.669% due 10/25/2031	1,412	1,442

		98,834

Fannie Mae 34.8%
4.187% due 09/01/2040 (g)	542	551
4.602% due 11/01/2035 (g)	1,037	1,056
4.683% due 10/01/2032 (g)	5,205	5,299
5.500% due 01/01/2017-07/18/2017 (i)	1,988	1,991
6.000% due 03/01/2016-07/18/2017 (i)	219,505	224,127
6.639% due 09/01/2039 (g)	2,200	2,296
6.983% due 11/01/2025 (g)	10	10
7.430% due 01/25/2023	544	552

		235,882

Freddie Mac 1.5%
5.320% due 07/01/2027 (g)	16	16
6.630% due 01/01/2028 (g)	19	20
7.000% due 06/15/2023	9,371	10,018
7.811% due 07/01/2030 (g)	43	45

		10,099

Government National Mortgage Association 1.7%
4.500% due 02/20/2032	6,405	6,482
5.500% due 05/20/2030 (g)	101	102
6.000% due 02/15/2029-07/20/2030 (i) (g)	3,758	3,834
6.375% due 04/20/2026-02/20/2027 (i) (g)	720	734
7.500% due 07/15/2029-10/15/2031 (i)	168	177

		11,329

Total Mortgage-Backed Securities (Cost $350,913)		356,144

ASSET-BACKED SECURITIES 6.9%
Ace Securities Corp.
2.180% due 06/25/2032 (g)	1,400	1,400
Ameriquest Mortgage Securities, Inc.
2.140% due 07/15/2030 (g)	128	128
2.160% due 06/15/2030 (g)	31	31
Asset-Backed Securities Home Equity Corp.
2.080% due 06/15/2031 (g)	0	0
Bayview Financial Acquisition Trust
2.120% due 07/25/2031 (g)	147	147
2.230% due 07/25/2030 (g)	58	58
Bayview Financial Asset Trust
2.240% due 04/25/2031 (g)	210	210
Conseco Finance
2.210% due 10/15/2031 (g)	597	599
Conseco Finance Securitizations Corp.
3.220% due 09/01/2023	4,152	4,177
Conseco Private Label Credit Card
2.120% due 11/17/2008 (g)	1,300	1,304
Conseco Recreational Enthusiast Consumer Trust
7.562% due 10/15/2007	42	43
CS First Boston Mortgage Securities Corp.
2.100% due 12/15/2030 (g)	567	567
2.190% due 08/25/2031 (g)	4,791	4,778
EMC Mortgage Loan Trust
2.210% due 05/25/2040 (g)	4,060	4,068
GRMT II Mortgage Loan Trust
2.107% due 06/20/2032 (g)	233	233
Home Equity Mortgage Trust
6.117% due 06/25/2032 (g)	13,400	13,678
Household Finance Corp.
2.138% due 05/20/2032 (g)	1,500	1,500
Irwin Home Equity Loan Trust
2.130% due 06/25/2029 (g)	1,300	1,300
2.215% due 06/25/2021 (g)	37	37
Marriott Vacation Club Owner Trust
2.190% due 09/20/2017 (g)	64	64
Morgan Stanley Dean Witter Capital I
2.170% due 07/25/2032 (g)	2,900	2,900
NPF XII, Inc.
2.393% due 06/01/2004 (g)	1,800	1,800
Providian Gateway Master Trust
2.175% due 03/16/2009 (g)	300	294
Residential Asset Mortgage Products, Inc.
7.610% due 12/25/2027	440	449
Structured Product Asset Trust
5.054% due 06/20/2004 (g)	2,250	2,250
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	5,000	5,002

Total Asset-Backed Securities (Cost $ 46,975)		47,017

SOVEREIGN ISSUES 3.0%
Province of Quebec
7.500% due 09/15/2029	75	86
Republic of Brazil
3.187% due 04/15/2006 (g)	3,072	2,442
8.000% due 04/15/2014 (g)	493	311
11.000% due 01/11/2012	2,300	1,397
11.000% due 08/17/2040	2,600	1,462
11.500% due 03/12/2008	2,300	1,570
Republic of Egypt
8.750% due 07/11/2011 (g)	2,000	1,945
Republic of Panama
4.500% due 07/17/2014	370	311
9.625% due 02/08/2011	800	778
Republic of Peru
9.125% due 02/21/2012	500	454
Republic of South Africa
7.375% due 04/25/2012	800	793
9.125% due 05/19/2009	500	558
United Mexican States
8.300% due 08/15/2031	1,900	1,853
8.375% due 01/14/2011	300	312
9.875% due 02/01/2010	100	112
11.375% due 09/15/2016	5,100	6,286

Total Sovereign Issues (Cost $ 22,975)		20,670

See accompanying nottes

9

SHORT-TERM INSTRUMENTS 24.2%
Commercial Paper 22.7%
Abbey National North America
1.790% due 09/09/2002	$1,000	$1,000
ABN AMRO Mortgage Corp.
1.770% due 09/16/2002	1,700	1,693
AT&T Corp.
3.720% due 04/18/2003 (g)	6,500	6,305
CDC
1.760% due 07/25/2002	2,200	2,196
Danske Corp.
1.760% due 08/12/2002	25,000	24,949
1.780% due 08/05/2002	3,000	2,995
Fannie Mae
1.865% due 08/21/2002	14,700	14,661
1.900% due 08/28/2002	12,000	11,963
1.910% due 09/04/2002	4,700	4,684
Freddie Mac
1.760% due 08/01/2002 (b)	330	329
1.870% due 08/15/2002	7,700	7,682
1.985% due 08/15/2002	3,800	3,791
2.085% due 09/12/2002	3,200	3,188
Halifax PLC
1.790% due 07/29/2002	3,800	3,795
Lloyds TSB Bank PLC
1.770% due 08/15/2002	30,000	29,934
National Australia Funding, Inc.
1.770% due 07/02/2002	5,000	4,993
Pfizer, Inc.
1.750% due 07/22/2002	5,500	5,494
Shell Finance
1.850% due 08/21/2002	3,500	3,491
Svenska Handelsbank
1.795% due 08/19/2002	2,000	1,995
UBS Finance, Inc.
1.770% due 08/28/2002	18,000	17,962

		153,100

Repurchase Agreement 1.0%
State Street Bank
1.550% due 07/01/2002 (Dated 06/28/2002. Collateralized by Fannie Mae 5.375% due 11/15/2011 valued at $7,070. Repurchase proceeds are $6,928.)	6,927	6,927

U.S. Treasury Bills 0.5%
1.661% due 08/15/2002	3,535	3,527

Total Short-Term Instruments (Cost $ 163,747)		163,554

Total Investments (a) 111.5% (Cost $ 758,223)		$754,781
Written Options (c) (0.2%)		(1,322)
(Premiums $ 1,741)
Other Assets and Liabilities (Net) (11.3%)		(76,762)

Net Assets 100.0%		$676,697

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$7,165

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(10,607)

Unrealized depreciation-net	$(3,442)

(b)	Securities with an aggregate market value of $3,499 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation
Euro-Bobl 5 Year Note (09/2002)	727	$665
EuroBond 10 Year Note (09/2002)	387	322
Euribor Futures (03/2003)	206	62
U.S. Treasury 10 Year Note (09/2002)	389	903
Eurodollar September Futures (09/2002)	4	10
Eurodollar December Futures (12/2002)	134	67
Eurodollar March Futures (03/2003)	27	55

		$2,084

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @5.970% Exp. 10/04/2004	6,400,000	$257	$236
Put—OTC 3 Month LIBOR Interest Rate Swap Strike @ 6.000% Exp. 10/19/2004	1,700,000	69	71
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 6.000% Exp. 10/19/2004	1,700,000	69	64
Put—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.970% Exp. 10/04/2004	6,400,000	257	268
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.500% Exp. 01/07/2005	3,900,000	95	97
Put—OTC 3 Month LIBOR Interest Rate Swap Strike @ 7.000% Exp. 01/07/2005	3,900,000	132	97
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.400% Exp. 08/23/2002	6,400,000	44	84
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.400% Exp. 08/23/2002	4,100,000	30	55
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.300% Exp. 08/23/2002	1,500,000	10	15
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.300% Exp. 08/23/2002	1,500,000	10	15
Put—CME Eurodollar September Futures Strike @ 96.500 Exp. 09/16/2002	31	24	0
Put—CME Eurodollar September Futures Strike @ 97.250 Exp. 09/16/2002	88	58	1
Put—CME Eurodollar September Futures Strike @ 96.750 Exp. 09/16/2002	13	7	0
Put—CME Eurodollar December Futures Strike @ 96.000 Exp. 12/16/2002	45	41	1

See accompanying notes

10

Type	# of Contracts	Premium	Value
Put—CME Eurodollar December Futures
Strike @ 96.500 Exp. 12/16/2002	631	$495	$24
Call—CBOT U.S. Treasury Note September Futures
Strike @ 107.000 Exp. 08/24/2002	204	138	286
Call—CBOT U.S. Treasury Note September Futures
Strike @ 108.000 Exp. 08/24/2002	8	5	8

		$1,741	$1,322

(d)	Swap agreements outstanding at June 30, 2002:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Broker: UBS-Warburg
Exp. 03/15/2032	EC 1,100	$ 22
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Broker: Goldman Sachs
Exp. 03/15/2017	4,000	18
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032	1,500	28
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Broker: UBS-Warburg
Exp. 03/15/2017	500	3
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Broker: UBS-Warburg
Exp. 03/15/2032	BP 600	(12)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032	900	(5)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Broker: Goldman Sachs
Exp. 03/15/2017	1,700	6
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017	300	0
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Broker: UBS-Warburg
Exp. 03/15/2017	700	(1)
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama
9.625% due 02/08/2011.
Broker: Goldman Sachs
Exp. 04/23/2003	$ 400	$ (3)

		$ 56

(e)	Foreign forward currency contracts outstanding at June 30, 2002:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation/ (Depreciation)
Sell	BP	528	07/2002	$(35)
Buy	EC	31,689	07/2002	3,088

Sell		20,703	07/2002	(832)
Buy	JY	310,211	07/2002	216
Sell		310,211	07/2002	(237)

				$2,200

(f)	Principal amount denoted in Indicated currency:

BP — British Pound
EC — Euro
JY — Japanese Yen

(g)	Variable rate security. The rate listed is as of June 30, 2002.
(h)	Security is in default.
(i)	Securities are grouped by coupon or range of coupons and represent a range of maturities.
(j)	Principal amount of security is adjusted for inflation.

See accompanying notes

11

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific

12

expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

13

When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Total Return Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Total Return Portfolio	$675,064	$533,907	$169,962	$99,384

14

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Total Return Portfolio
Premium
Balance at 12/31/2001	$3,668
Sales	3,516
Closing Buys	(620)
Expirations	(4,823)
Exercised	0

Balance at 06/30/2002	$1,741

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	748	$7,456	3,884	$38,223
Administrative Class	35,450	354,135	32,859	328,425
Issued as reinvestment of distributions
Institutional Class	78	782	225	2,227
Administrative Class	989	9,892	1,459	14,473
Cost of shares redeemed
Institutional Class	(877)	(8,766)	(611)	(6,077)
Administrative Class	(6,000)	(59,987)	(6,353)	(63,201)

Net increase resulting from Portfolio share transactions	30,388	$303,512	31,463	$314,070

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Total Return Portfolio
Administrative Class	6	80
Institutional Class	2	100

15

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEW PORT CENTER DRIVE, SUITE 300
NEW PORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O

PIMCO VARIABLE INSURANCE TRUST
REAL RETURN PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,
Brent R. Harris
Chairman

July 31, 2002

1

Real Return Portfolio

PORTFOLIO CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum real return, consistent with preservation of real capital and prudent investment management.	5.6 years	$21.0 million

PORTFOLIO:	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
Primarily inflation-indexed fixed income securities.	9/30/1999	John B. Brynjolfsson

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002
	6 Months	1 Year	Since Inception*

Real Return Portfolio Administrative Class	7.44%	9.70%	11.33%
Lehman Brothers Global Real: US TIPS Index	7.41%	8.81%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 10/01/1999, the first full month following the Portfolio’s Administrative Class inception on 9/30/1999, compared to the Lehman Brothers Global Real: U.S. TIPS Index, an unmanaged market index, formerly the Lehman Brothers Inflation Linked Treasury Index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The Real Return Portfolio Administrative Class returned 7.44% for the first six months of 2002, which was 0.03% greater than its benchmark, the Lehman Brothers Global Real: U.S. TIPS Index.

•	Treasury Inflation Protection Securities (TIPS) outperformed conventional Treasuries during the first half of the year, as real yields fell more than nominal yields.

•	Managing the Portfolio duration to be above benchmark was positive for performance.

•	Cash-backing strategies, using TIPS, increased the Portfolio’s return.

•	During the first six months, the breakeven rate of inflation, which measures the difference between TIPS real yields and nominal Treasury yields, increased to 1.77% on 10-year maturities.

2

Financial Highlights

Real Return Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (e)	12/31/2001		12/31/2000	09/30/1999 – 12/31/1999
Net asset value beginning of period	$10.56	$10.34		$9.80	$10.00
Net investment income (a)	0.31	0.61		0.64	0.20
Net realized/unrealized gain (loss) on investments (a)	0.47	0.38		0.69	(0.20)
Total income from investment operations	0.78	0.99		1.33	0.00
Dividends from net investment income	(0.26)	(0.63)		(0.79)	(0.20)
Distributions from net realized capital gains	0.00	(0.14)		0.00	0.00
Total distributions	(0.26)	(0.77)		(0.79)	(0.20)
Net asset value end of period	$11.08	$10.56		$10.34	$9.80
Total return	7.44%	9.63		14.11%	(0.03)%
Net assets end of period (000s)	$20,992	$7,406		$448	$3,000
Ratio of net expenses to average net assets	0.65%	0.66	%(c)(d)	0.65%	0.65	%(b)*
Ratio of net investment income to average net assets	5.86%	5.63%		6.69%	7.72	%*
Portfolio turnover rate	22%	58%		18%	23%

*Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.92% for the period ended December 31, 1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67% for the period ended December 31, 2001.
(d)	Ratio of net expenses to average net assets excluding interest expense is 0.65%.
(e)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Real Return Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$39,601
Cash	1
Interest and dividends receivable	157

39,759

Liabilities:
Payable for financing transactions	18,693
Accrued investment advisory fee	4
Accrued administration fee	4
Accrued servicing fee	2
Other liabilities	49

18,752

Net Assets	$21,007

Net Assets Consist of:
Paid in capital	$20,307
Undistributed net investment income	1
Accumulated undistributed net realized gain	38
Net unrealized appreciation	661

$21,007

Net Assets:
Institutional Class	$15
Administrative Class	20,992

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	1,894

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.08
Administrative Class	11.08

Cost of Investments Owned	$38,940

See accompanying notes

4

Statement of Operations

Real Return Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$384

Total Income	384

Expenses:
Investment advisory fees	15
Administration fees	15
Distribution and/or servicing fees—Administrative Class	9

Total Expenses	39

Net Investment Income	345

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	32
Net realized gain on futures contracts, written options, and swaps	8
Net change in unrealized appreciation on investments	556
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(2)

Net Gain	594

Net Increase in Assets Resulting from Operations	$939

See accompanying notes

5

Statements of Changes in Net Assets

Real Return Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002	Year Ended December 31, 2001

Operations:
Net investment income	$345	$284
Net realized gain	40	80
Net change in unrealized appreciation (depreciation)	554	(1)

Net increase resulting from operations	939	363

Distributions to Shareholders:
From net investment income
Institutional Class	0	(40)
Administrative Class	(346)	(244)
From net realized capital gains
Institutional Class	0	0
Administrative Class	0	(90)

Total Distributions	(346)	(374)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	14,419	10,191
Issued as reinvestment of distributions
Institutional Class	0	40
Administrative Class	345	334
Cost of shares redeemed
Institutional Class	0	(3,436)
Administrative Class	(1,770)	(3,440)

Net increase resulting from Portfolio share transactions	12,994	3,689

Total Increase in Net Assets	13,587	3,678

Net Assets:
Beginning of period	7,420	3,742
End of period *	$21,007	$7,420

*Including net undistributed investment income of:	$1	$2

See accompanying notes

6

Statement of Cash Flows

Real Return Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash from:
Financing Activities
Sales of Portfolio shares	$14,419
Redemptions of Portfolio shares	(1,770)
Cash distributions paid	0
Proceeds from financing transactions	15,773

Net increase from financing activities	28,422

Operating Activities
Purchases of long-term securities	(18,515)
Proceeds from sales of long-term securities	4,040
Purchases of short-term securities (net)	(13,716)
Net investment income	345
Change in other receivables/payables (net)	(577)

Net (decrease) from operating activities	(28,423)

Net (decrease) in Cash	(1)

Cash
Beginning of period	2
End of period	$1

See accompanying notes

7

Schedule of Investments

Real Return Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.9%
Banking & Finance 3.5%
Ford Motor Credit Co.
2.410% due 07/18/2005 (d)	$200	$193
General Motors Acceptance Corp.
2.121% due 12/09/2002 (d)	150	150
2.250% due 08/04/2003 (d)	200	199
Merrill Lynch & Co.
2.020% due 06/24/2003 (d)	200	200

		742

Utilities 2.4%
British Telecom PLC
3.295% due 12/15/2003 (d)	300	301
France Telecom
3.613% due 03/14/2003 (d)	200	200

		501

Total Corporate Bonds & Notes (Cost $1,244)		1,243

U.S. TREASURY OBLIGATIONS 98.7%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (c)	2,837	2,951
3.375% due 01/15/2012 (c)	2,025	2,076
3.375% due 04/15/2032 (c)	770	814
3.500% due 01/15/2011	1,549	1,604
3.625% due 01/15/2008 (c)	1,780	1,864
3.625% due 04/15/2028 (c)	1,612	1,741
3.875% due 01/15/2009 (c)	3,069	3,258
3.875% due 04/15/2029 (c)	3,281	3,698
4.250% due 01/15/2010 (c)	2,511	2,726

Total U.S. Treasury Obligations (Cost $20,072)		20,732

MORTGAGE-BACKED SECURITIES 9.8%
Collateralized Mortgage Obligations 9.5%
Federal Home Loan Bank
1.745% due 07/26/2002	2,000	1,998
Fannie Mae 0.3%
6.807% due 11/01/2024 (d)	55	55

Total Mortgage-Backed Securities (Cost $2,052)		2,053

ASSET-BACKED SECURITIES 0.5%
SLM Student Loan Trust
2.309% due 10/25/2005 (d)	111	111

Total Asset-Backed Securities (Cost $110)		111

SHORT-TERM INSTRUMENTS 73.6%
Commercial Paper 24.7%
Abbey National North America
1.790% due 09/09/2002	800	797
Anz Delaware, Inc.
1.790% due 09/05/2002	800	798
CBA (de) Finance
1.790% due 09/09/2002	500	498
Danske Corp.
1.800% due 09/06/2002	800	797
KFW International Finance, Inc.
1.760% due 09/12/2002	200	199
Lloyds TSB Bank PLC
1.770% due 08/15/2002	400	399
Shell Finance (UK) PLC
1.780% due 08/27/2002	800	798
Swedish National Housing Finance
1.770% due 08/07/2002	300	300
UBS Finance, Inc.
1.770% due 08/28/2002	600	598

		5,184

Repurchase Agreements 48.8%
Credit Suisse First Boston
1.850% due 07/01/2002	2,000	2,000
(Dated 06/28/2002. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 01/15/2007 valued $2,042. Repurchase proceeds are $2,000.)
Lehman Brothers Inc.
1.850% due 07/01/2002	2,000	2,000
(Dated 06/28/2002. Collateralized by U.S. Treasury Notes 6.375% due 08/15/2027 valued at $2,051. Repurchase proceeds are $2,000.)
State Street Bank
1.550% due 07/01/2002	6,253	6,253
(Dated 06/28/2002. Collateralized by Fannie Mae 3.500% due 02/13/2004 valued at $6,378. Repurchase proceeds are $6,254.)

		10,253

U.S. Treasury Bills 0.1%
1.740% due 08/15/2002	25	25

Total Short-Term Instruments (Cost $15,462)		15,462

Total Investments (a) 188.5% (Cost $38,940)		$39,601
Other Assets and Liabilities (Net) (88.5%)		(18,594)

Net Assets 100.0%		$21,007

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized depreciation for all investments in which there was an excess of value over tax cost.	$669

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(9)

Unrealized appreciation-net	$660

(b)	Swap agreements outstanding at June 30, 2002:

Type	Notional Amount	Unrealized Appreciation
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corporation 5.875% due 02/15/2012.
Broker: Goldman Sachs
Exp. 06/07/2004	$100	$0
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Broker: Goldman Sachs
Exp. 04/15/2003	30	0
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Broker: Goldman Sachs
Exp. 04/15/2003	30	0

		$0

(c)	Subject to financing transaction.

(d)	Variable rate security. The rate listed is as of June 30, 2002.

(e)	Principal amount of security is adjusted for inflation.

See accompanying notes

8

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

9

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after

10

it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Real Return Portfolio 0.50%	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Real Return Portfolio	$18,276	$3,199	$191	$617

11

5.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Real Return Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,325	14,419	945	10,191
Issued as reinvestment of distributions
Institutional Class	0	0	4	40
Administrative Class	31	345	31	334
Cost of shares redeemed
Institutional Class	0	0	(322)	(3,436)
Administrative Class	(163)	(1,770)	(318)	(3,440)

Net increase resulting from Portfolio share transactions	1,193	$12,994	340	$3,689

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Real Return Portfolio
Administrative Class	1	100
Institutional Class	5	84

12

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD
840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
SHORT-TERM PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U.S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Short-Term Portfolio

PORTFOLIO CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum current income, consistent with preservation of capital and daily liquidity.	0.7 years	$7.9 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	9/30/1999	Paul A. McCulley
Primarily money market instruments and short maturity fixed income securities.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	6 Months	1 Year	Since Inception*

Short-Term Portfolio Administrative Class	1.17%	4.94%	5.59%
Salomon 3-Month U.S. Treasury Bill Index	0.87%	2.45%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 10/01/1999, the first full month following the Portfolio’s Administrative Class inception on 9/30/1999, compared to the Salomon 3-Month U.S. Treasury Bill Index, an unmanaged market index. It is not possible to invest directly in the index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Bond Portfolio’s share price will fluctuate in response to market conditions. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The total return performance of the Short-Term Portfolio was 1.17% for the six-month period ended June 30, 2002, versus a return of 0.87% for the benchmark Salomon 3-Month Treasury Bill Index.

•	A longer than effective benchmark portfolio duration was positive for returns as short-term rates fell.

•	High relative yields provided by mortgages enhanced performance.

•	Corporate holdings provided attractive yields but detracted from returns overall due to adverse price performance, particularly in the telecom sector.

•	Modest high yield holdings were negative amid anxiety about weak profits, excess capacity and corporate scandals.

•	Asset-backed securities helped returns as investors sought their strong collateral protection and premium yields.

•	Modest emerging market holdings detracted from returns as political concerns in Brazil adversely affected the entire sector.

•	The 30-day yield at June 30, 2002 was 2.93%.

2

Financial Highlights

Short-Term Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (e)	12/31/2001		12/31/2000	09/30/1999 – 12/31/1999
Net asset value beginning of period	$10.08	$10.01		$10.00	$10.00
Net investment income (a)	0.14	0.48		0.53	0.13
Net realized/unrealized gain (loss) on investments (a)	(0.02)	0.15		0.09	0.00
Total income from investment operations	0.12	0.63		0.62	0.13
Dividends from net investment income	(0.15)	(0.52)		(0.61)	(0.13)
Distributions from net realized capital gains	0.00	(0.04)		0.00	0.00
Total distributions	(0.15)	(0.56)		(0.61)	(0.13)
Net asset value end of period	$10.05	$10.08		$10.01	$10.00
Total return	1.17%	6.45%		6.42%	1.32%
Net assets end of period (000s)	$3,397	$1,683		$37	$3,040
Ratio of net expenses to average net assets	0.60%*	0.61	%(c)(d)	0.60%	0.60	%(b)*
Ratio of net investment income to average net assets	2.90%*	4.74%		5.27%	5.17	%*
Portfolio turnover rate	36%	94%		281%	N/A

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.42% for the period ended December 31, 1999.
(c)	Ratio of net expenses to average net assets excluding interest expense is 0.60%.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.62% for the period ended December 31, 2001.
(e)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Short-Term Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$7,752
Cash	1
Receivable for investments sold	107
Receivable for Portfolio shares sold	3
Interest and dividends receivable	62

7,925

Liabilities:
Written options outstanding	$10
Accrued investment advisory fee	2
Accrued administration fee	1

13

Net Assets	$7,912

Net Assets Consist of:
Paid in capital	$7,896
Undistributed net investment income	12
Accumulated undistributed net realized (loss)	(15)
Net unrealized appreciation	19

$7,912

Net Assets:
Institutional Class	$4,515
Administrative Class	3,397
Shares Issued and Outstanding:
Institutional Class	448
Administrative Class	338
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.05
Administrative Class	10.05
Cost of Investments Owned	$7,761

See accompanying notes

4

Statement of Operations

Short-Term Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$120

Total Income	120

Expenses:
Investment advisory fees	8
Administration fees	7
Distribution and/or servicing fees—Administrative Class	2

Total Expenses	17

Net Investment Income	103

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(19)
Net realized (loss) on futures contracts, written options, and swaps	(1)
Net change in unrealized (depreciation) on investments	(23)
Net change in unrealized appreciation on futures contracts, written options, and swaps	30

Net (Loss)	(13)

Net Increase in Assets Resulting from Operations	$90

See accompanying notes

5

Statements of Changes in Net Assets

Short-Term Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31, 2001

Operations:
Net investment income	$103	$227
Net realized gain (loss)	(20)	30
Net change in unrealized appreciation	7	16

Net increase resulting from operations	90	273

Distributions to Shareholders:
From net investment income
Institutional Class	(65)	(195)
Administrative Class	(38)	(32)
From net realized capital gains
Institutional Class	0	(15)
Administrative Class	0	(5)

Total Distributions	(103)	(247)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	376	480
Administrative Class	2,036	2,158
Issued as reinvestment of distributions
Institutional Class	65	209
Administrative Class	38	38
Cost of shares redeemed
Institutional Class	(8)	(8)
Administrative Class	(358)	(552)

Net increase resulting from Portfolio share transactions	2,149	2,325

Total Increase in Net Assets	2,136	2,351

Net Assets:
Beginning of period	5,776	3,425
End of period*	$7,912	$5,776
*Including net undistributed investment income of:	$12	$12

See accompanying notes

6

Schedule of Investments

Short-Term Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 52.0%
Banking & Finance 15.1%
Bank One Corp.
6.375% due 10/01/2002	$85	$86
Bear Stearns Co., Inc.
2.264% due 09/21/2004 (e)	100	100
Boeing Capital Corp.
1.960% due 09/27/2002 (e)	100	100
CIT Group, Inc.
2.931% due 04/07/2003 (e)	100	98
Ford Motor Credit Co.
2.170% due 06/20/2003 (e)	100	99
2.690% due 03/08/2004 (e)	100	99
General Motors Acceptance Corp.
2.010% due 08/18/2003 (e)	104	103
2.610% due 05/17/2004 (e)	100	100
Golden State Holdings
7.000% due 08/01/2003	100	104
Household Finance Corp.
2.515% due 08/07/2003 (e)	100	100
National Rural Utilities Cooperative Finance Corp.
2.940% due 04/26/2004 (e)	100	100
5.250% due 07/15/2004	100	103

		1,192

Industrials 17.0%
Conoco, Inc.
3.251% due 10/15/2002 (e)	0	0
Cox Communications, Inc.
6.500% due 11/15/2002	100	100
DaimlerChrysler North America Holding Corp.
2.230% due 08/16/2004 (e)	100	99
2.412% due 08/01/2003 (e)	200	200
Ingersoll-Rand Co.
5.750% due 02/14/2003	100	102
Kroger Co.
7.150% due 03/01/2003	100	103
Nabisco, Inc.
6.125% due 02/01/2033	100	102
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	100	103
Raytheon Co.
6.450% due 08/15/2002	100	101
Safeway, Inc.
7.000% due 09/15/2002	150	151
Shell Oil Co.
6.700% due 08/15/2002	40	40
Time Warner, Inc.
7.975% due 08/15/2004	100	105
Waste Management, Inc.
6.500% due 12/15/2002	40	40
6.625% due 07/15/2002	100	100

		1,346

Utilities 19.9%
Allete, Inc.
3.240% due 10/20/2003 (e)	100	100
British Telecom PLC
3.182% due 12/15/2003 (e)	100	100
Carolina Power & Light Energy, Inc.
2.449% due 07/29/2002 (e)	100	100
Deutsche Telekom AG
7.750% due 06/15/2005	200	205
Entergy Mississippi, Inc.
7.750% due 02/15/2003	100	103
Indiana Michigan Power Co.
2.706% due 09/03/2002 (e)	100	100
Kinder Morgan, Inc.
6.450% due 03/01/2003	100	102
Ohio Edison Co.
7.375% due 09/15/2002	100	101
Public Service Electric & Gas Co.
7.190% due 09/06/2002	175	176
SCANA Corp.
2.477% due 07/15/2002 (e)	100	100
Sprint Capital Corp.
5.700% due 11/15/2003	150	133
TCI Communications, Inc.
8.250% due 01/15/2003	150	152
Texas Utilities Corp.
2.500% due 06/15/2003 (e)	100	100

		1,572

Total Corporate Bonds & Notes (Cost $4,121)		4,110

MORTGAGE-BACKED SECURITIES 19.1%
Collateralized Mortgage Obligations 11.7%
Bank of America Mortgage Securities, Inc.
6.374% due 07/25/2032 (e)	200	206
Bear Stearns Adjustable Rate Mortgage Trust
6.299% due 01/25/2032 (e)	70	72
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (e)	292	292
Fannie Mae
6.500% due 10/25/2007	1	1
Freddie Mac
5.500% due 08/15/2004	38	39
6.500% due 04/15/2021	314	319

		929

Freddie Mac 3.6%
7.000% due 10/01/2002	18	18
9.500% due 12/01/2019	237	264

		282

Government National Mortgage Association 3.8%
5.000% due 02/20/2032 (e)	295	300

Total Mortgage-Backed Securities (Cost $1,501)		1,511

ASSET-BACKED SECURITIES 1.9%
Contimortgage Home Equity Loan Trust
2.020% due 04/15/2029 (e)	152	153

Total Asset-Backed Securities (Cost $152)		153

SOVEREIGN ISSUES 1.0%
Republic of Brazil
3.063% due 04/15/2006 (e)	96	76

Total Sovereign Issues (Cost $85)		76

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 95.750 Exp. 12/16/2002	1,000	0

Total Purchased Put Options (Cost $0)		0

SHORT-TERM INSTRUMENTS 24.0%
Commercial Paper 21.4%
Anz Delaware, Inc.
1.760% due 09/05/2002	200	199
Danske Corp.
1.770% due 09/06/2002	100	100
Export Development Corp.
1.760% due 07/10/2002	300	300
Fannie Mae
1.910% due 09/04/2002	300	299
Federal Home Loan Bank
1.745% due 07/26/2002	500	499

See accompanying notes

7

Schedule of Investments (Cont.)

Short-Term Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
National Australia Funding, Inc.
1.790% due 07/02/2002	$300	$300

		1,697

Repurchase Agreement 1.7%
State Street Bank
1.550% due 07/01/2002	135	135
(Dated 06/28/2002. Collateralized by Federal Home Loan Bank 1.690% due 12/19/2003 valued at $139. Repurchase proceeds are $135.)

U.S. Treasury Bills 0.9%
1.702% due 08/15/2002 (b)	70	70

Total Short-Term Instruments (Cost $1,902)		1,902

Total Investments (a) 98.0% (Cost $7,761)		$7,752
Written Options (c) (0.1%)		(10)
(Premiums $14)
Other Assets and Liabilities (Net) 2.1%		170

Net Assets 100.0%		$7,912

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$22
Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(31)

Unrealized depreciation—net	$(9)

(b)	Securities with an aggregate market value of $70 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation
Eurodollar December Futures (12/2002)	4	$15
Eurodollar June Futures (06/2003)	4	8

		$23

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Put—CME Eurodollar March Futures Strike @ 96.750 Exp. 03/17/2003	7	$7	$4
Put—CME Eurodollar December Futures Strike @ 95.750 Exp. 12/16/2002	7	1	0
Put—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.000 Exp. 01/07/2005	140,000	3	4
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 7.000 Exp. 01/07/2005	140,000	3	2

		$14	$10

(d)	Swap agreements outstanding at June 30, 2002:

Type	Notional Amount	Unrealized Appreciation
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Broker: Goldman Sachs
Exp. 06/07/2004	$100	$0
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Broker: Goldman Sachs
Exp. 04/15/2003	30	0
Pay a fixed rate equal to 0.880% and the Fund will receive from the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Broker: Goldman Sachs
Exp. 04/15/2003	30	0
Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Broker: Goldman Sachs
Exp. 04/15/2004	30	0
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Broker: Goldman Sachs
Exp. 04/15/2003	30	0

		$0

(e)	Variable rate security. The rate listed is as of June 30, 2002.

See accompanying notes

8

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific

9

expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statement of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

10

When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Short-Term Portfolio	0.45%	0.60%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Short-Term Portfolio	$804	$300	$4,790	$2,806

11

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Short-Term Portfolio
Premium
Balance at 12/31/2001	$0
Sales	42
Closing Buys	(28)
Expirations	0
Exercised	0

Balance at 06/30/2002	$14

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Short-Term Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	37	$376	48	$480
Administrative Class	203	2,036	214	2,158
Issued as reinvestment of distributions
Institutional Class	6	65	21	209
Administrative Class	4	38	4	38
Cost of shares redeemed
Institutional Class	(1)	(8)	(1)	(8)
Administrative Class	(36)	(358)	(55)	(552)

Net increase resulting from Portfolio share transactions	213	$2,149	231	$2,325

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Short-Term Portfolio
Administrative Class	2	96
Institutional Class	4	95

12

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD
840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O

PIMCO VARIABLE INSURANCE TRUST
HIGH YIELD PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U.S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,
Brent R. Harris
Chairman

July 31, 2002

1

High Yield Portfolio

PORTFOLIO CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	4.0 years	$298.4 million

PORTFOLIO:	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
Primarily higher yielding fixed income securities.	4/30/1998	Benjamin L. Trosky Raymond G. Kennedy

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	6 Months	1 Year	3 Years*	Since Inception*

High Yield Portfolio Administrative Class	-4.28%	-1.64%	-0.47%	0.44%
Merrill Lynch U.S. High Yield BB-B Rated Index	-4.62%	-3.03%	0.89%	—
Lehman Brothers BB U.S. High Yield Index	-3.36%	7.41%	8.81%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/1998, the first full month following the Portfolio’s Administrative Class inception on 4/30/1998, compared to the Merrill Lynch U.S. High Yield BB-B Rated Index and the Lehman Brothers BB U.S. High Yield Index, each an unmanaged market index. It is not possible to invest directly in the index. The Portfolio changed its benchmark index because the Merrill Lynch U.S. High Yield BB-B Rated Index more closely reflects the universe of securities in which the Portfolio invests. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. The investments made by the High Yield Bond Portfolio may involve high risk and may have speculative characteristics.

PORTFOLIO INSIGHTS

•	The high yield market finished the first half of 2002 with the worst one-month performance on record, erasing modest gains generated during the first five months of the year.

•
The High Yield Portfolio Administrative Class outperformed the Merrill Lynch U.S. High Yield BB-B Rated Index for the six-month period ended June 30, 2002, posting a return of –4.28% versus –4.62% for the Index.

•	Exposure to BBB-rated issues helped relative returns as higher quality issues performed best; BBBs outperformed BBs by 4.98% year-to-date.

•	An underweight to B-rated credits contributed to returns as Bs underperformed BBs by 0.81%.

•	An underweight to the telecom sector was positive for performance, as this was the market’s worst performing sector, losing over 30% year to date.

•	An overweight to the energy sector, focusing on investment grade issuers with real assets and strong asset coverage, was positive for performance.

•	Underweighting consumer cyclicals, specifically retailers, was negative for performance as consumer spending remained strong.

2

Financial Highlights

High Yield Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (e)		12/31/2001		12/31/2000	12/31/1999		04/30/1998 – 12/31/1998
Net asset value beginning of period	$7.88		$8.33		$9.18	$9.67		$10.00
Net investment income (a)	0.31		0.64		0.77	0.77		0.51
Net realized/unrealized loss on investments (a)	(0.63)		(0.45)		(0.85)	(0.49)		(0.34)
Total income (loss) from investment operations	(0.32)		0.19		(0.08)	0.28		0.17
Dividends from net investment income	(0.31)		(0.64)		(0.77)	(0.77)		(0.50)
Total distributions	(0.31)		(0.64)		(0.77)	(0.71)		(0.50)
Net asset value end of period	$7.25		$7.88		$8.33	$9.18		$9.67
Total return	(4.28)%		2.35%		(0.86)%	3.01%		1.80%
Net assets end of period (000s)	$298,399		$264,718		$169,550	$151,020		$49,767
Ratio of net expenses to average net assets	0.76	%(d)*	0.75	%(c)	0.75%	0.75	%(b)	0.75%*
Ratio of net investment income to average net assets	7.94	%*	7.88%		8.81%	8.25%		7.90%*
Portfolio turnover rate	58%		129%		59%	13%		13%

*	Annualized
(a)	Per share amounts based on average number of share outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.76% for the period ended December 31, 1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.76% for the period ended December 31, 2001.
(d)	Ratio of expenses to average net assets excluding trustee’s expense is 0.75%.
(e)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

High Yield Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$289,361
Cash	309
Receivable for investments sold and forward foreign currency contracts	3,977
Receivable for Portfolio shares sold	946
Interest and dividends receivable	6,228
Other assets	19

300,840

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$1,766
Written options outstanding	232
Payable for Portfolio shares redeemed	107
Accrued investment advisory fee	60
Accrued administration fee	83
Accrued servicing fee	36
Recoupment payable to Manager	7
Other liabilities	150
2,441

Net Assets	$298,399

Net Assets Consist of:
Paid in capital	$358,723
Undistributed net investment income	66
Accumulated undistributed net realized (loss)	(32,353)
Net unrealized (depreciation)	(28,037)

$298,399

Net Assets:
Administrative Class	$298,399

Shares Issued and Outstanding:
Administrative Class	64,394

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative Class	$7.25

Cost of Investments Owned	$318,199

See accompanying notes

4

Statement of Operations

High Yield Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$12,777
Dividends, net of foreign taxes	216

Total Income	12,993

Expenses:
Investment advisory fees	371
Administration fees	520
Distribution and/or servicing fees—Administrative Class	223
Trustees’ fees	10
Organization Costs	1
Interest expense	7

Total Expenses	1,132

Net Investment Income	11,861

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(9,902)
Net realized gain on futures contracts, written options, and swaps	612
Net realized (loss) on foreign currency transactions	(42)
Net change in unrealized (depreciation) on investments	(16,642)
Net change in unrealized appreciation on futures contracts, written options, and swaps	662
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(36)

Net (Loss)	(25,348)

Net Decrease in Assets Resulting from Operations	$(13,487)

See accompanying notes

5

Statements of Changes in Net Assets

High Yield Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002	Year Ended December 31, 2001
	(unaudited)
Operations:
Net investment income	$11,861	$18,057
Net realized loss	(9,332)	(11,385)
Net change in unrealized depreciation	(16,016)	(1,908)

Net increase (decrease) resulting from operations	(13,487)	4,764

Distributions to Shareholders:
From net investment income
Administrative Class	(11,855)	(18,049)

Total Distributions	(11,855)	(18,049)

Portfolio Share Transactions:
Receipts for shares sold
Administrative Class	137,196	224,991
Issued as reinvestment of distributions
Administrative Class	11,855	18,048
Cost of shares redeemed
Administrative Class	(90,028)	(134,593)

Net increase resulting from Portfolio share transactions	59,023	108,446

Total Increase in Net Assets	33,681	95,161

Net Assets:
Beginning of period	264,718	169,557
End of period*	$298,399	$264,718

*Including net undistributed investment income of:	$66	$60

See accompanying notes

6

Schedule of Investments

High Yield Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 76.4%
Banking & Finance 8.6%
Arvin Capital
9.500% due 02/01/2027	$700	$697
Bluewater Finance Ltd.
10.250% due 02/15/2012	1,300	1,293
Case Credit Corp.
6.125% due 02/15/2003	2,000	1,964
Cedar Brakes II LLC
9.875% due 09/01/2013	1,250	1,279
Credit & Repack Securities Ltd.
10.250% due 10/30/2006	1,250	1,250
Credit Links
9.400% due 06/14/2005	2,000	2,037
Finova Group, Inc.
7.500% due 11/15/2009	3,500	1,172
Forest City Enterprises, Inc.
8.500% due 03/15/2008	1,205	1,235
Gemstone Investors Ltd.
7.710% due 10/31/2004	1,500	1,463
Golden State Holdings
7.125% due 08/01/2005	3,000	3,206
JET Equipment Trust
7.630% due 08/15/2012	410	351
10.000% due 06/15/2012	800	633
Pemex Master Trust
8.000% due 11/15/2011	1,750	1,728
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	7,000	3,955
Reliance Group Holdings, Inc.
0.000% due 11/15/2049 (h)	1,200	36
Rotech Healthcare, Inc.
9.500% due 04/01/2012	900	922
Steers Credit Backed Trust
7.523% due 05/27/2003 (g)	900	900
Ventas, Inc.
8.750% due 05/01/2009	1,500	1,522

		25,643

Industrials 52.6%
Airgas, Inc.
7.140% due 03/08/2004	800	816
Allied Waste Industries, Inc.
7.375% due 01/01/2004	550	536
7.875% due 01/01/2009	2,990	2,885
Allied Waste North America, Inc.
8.500% due 12/01/2008	425	412
8.875% due 04/01/2008	1,400	1,379
American Cellular Corp.
9.500% due 10/15/2009	1,750	324
American Media Operation, Inc.
10.250% due 05/01/2009	500	527
10.250% due 05/01/2009	400	422
AmeriGas Partners LP
8.830% due 04/19/2010	1,250	1,301
10.000% due 04/15/2006	300	319
10.125% due 04/15/2007	1,063	1,095
Amphenol Corp.
9.875% due 05/15/2007	340	356
Arco Chemical Co.
9.375% due 12/15/2005	250	240
10.250% due 11/01/2010	600	600
Argosy Gaming Co.
9.000% due 09/01/2011	700	722
Armkel LLC
9.500% due 08/15/2009	1,350	1,411
Avecia Group PLC
11.000% due 07/01/2009	800	800
Ball Corp.
7.750% due 08/01/2006	0	0
Barrett Resources Corp.
7.550% due 02/01/2007	200	168
Beverly Enterprises, Inc.
9.000% due 02/15/2006	1,000	1,006
9.625% due 04/15/2009	1,500	1,545
Boyd Gaming Corp.
8.750% due 04/15/2012	300	303
Briggs & Stratton Corp.
8.875% due 03/15/2011	1,050	1,108
British Sky Broadcasting Group PLC
6.875% due 02/23/2009	600	553
7.300% due 10/15/2006	500	487
8.200% due 07/15/2009	600	591
BRL Universal Equipment
8.875% due 02/15/2008	1,200	1,194
Building Materials Corp.
7.750% due 07/15/2005	200	177
8.000% due 10/15/2007	200	169
8.000% due 12/01/2008	500	413
8.625% due 12/15/2006	250	217
Cadmus Communications Corp.
9.750% due 06/01/2009	800	816
Canwest Media, Inc.
10.625% due 05/15/2011	1,500	1,500
Case Corp.
6.250% due 12/01/2003	800	781
Century Aluminum Co.
11.750% due 04/15/2008	500	540
CF Cable TV, Inc.
9.125% due 07/15/2007	350	362
Charter Communications Holdings LLC
0.000% due 01/15/2011 (e)	500	190
0.000% due 04/01/2011 (e)	700	338
8.250% due 04/01/2007	600	405
8.625% due 04/01/2009	150	101
9.625% due 11/15/2009	1,650	1,105
9.625% due 11/15/2009	500	335
10.000% due 04/01/2009	875	608
10.000% due 05/15/2011	500	340
10.750% due 10/01/2009	2,600	1,839
Compass Minerals Group, Inc.
10.000% due 08/15/2011	1,200	1,272
Constellation Brands, Inc.
8.500% due 03/01/2009	900	931
Continental Airlines, Inc.
7.373% due 12/15/2015	1,000	993
7.461% due 04/01/2015	258	261
Crown Castle International Corp.
10.750% due 08/01/2011	950	632
CSC Holdings, Inc.
7.625% due 04/01/2011	4,600	3,707
8.125% due 08/15/2009	505	419
Dimon, Inc.
6.250% due 03/31/2007	1,600	1,379
9.625% due 10/15/2011	550	579
Dresser, Inc.
9.375% due 04/15/2011	400	407
9.375% due 04/15/2011	1,850	1,882
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	800	848
Dura Operating Corp.
8.625% due 04/15/2012	300	303
Echostar Communications Corp.
9.250% due 02/01/2006	1,250	1,156
9.375% due 02/01/2009	2,075	1,930
Electric Lightwave, Inc.
6.050% due 05/15/2004	500	494
Equistar Chemical/Funding
10.125% due 09/01/2008	1,750	1,680

See accompanying notes

7

Schedule of Investments (Cont.)

High Yield Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
Extended Stay America, Inc.
9.875% due 06/15/2011	$500	$512
Extendicare Health Services
9.350% due 12/15/2007	1,050	982
Fairpoint Communications, Inc.
9.500% due 05/01/2008	850	710
Ferrellgas Partners LP
6.990% due 08/01/2005	1,000	970
9.375% due 06/15/2006	2,105	2,179
Ferro Corp.
9.125% due 01/01/2009	550	592
Fisher Scientific International
9.000% due 02/01/2008	1,150	1,182
9.000% due 02/01/2008	900	925
Flag Ltd.
8.250% due 01/30/2008	1,000	95
Foamex International, Inc.
10.750% due 04/01/2009	700	717
Fox/Liberty Networks LLC
8.875% due 08/15/2007	900	931
Fresenius Medical Care
7.875% due 06/15/2011	2,300	2,070
Garden State Newspapers
8.625% due 07/01/2011	250	245
8.750% due 10/01/2009	1,150	1,141
Georgia Pacific Corp.
8.125% due 05/15/2011	800	767
Georgia-Pacific Corp.
8.875% due 05/15/2031	1,500	1,415
9.125% due 07/01/2022	500	469
Giant Industries, Inc.
11.000% due 05/15/2012	400	354
Golden Northwest Aluminum
12.000% due 12/15/2006	125	60
Gray Communication System, Inc.
9.250% due 12/15/2011	1,000	1,025
H&E Equipment Services LLC
11.125% due 06/15/2012	400	382
Harrahs Operating Co., Inc.
7.875% due 12/15/2005	2,100	2,163
HEALTHSOUTH Corp.
8.375% due 10/01/2011	750	787
8.500% due 02/01/2008	1,410	1,488
Hercules, Inc.
6.600% due 08/01/2027	500	470
11.125% due 11/15/2007	1,785	2,008
Hollinger International Publishing
9.250% due 02/01/2006	400	414
9.250% due 03/15/2007	1,450	1,501
Hollinger Participation Trust
12.125% due 11/15/2010	896	846
Horseshoe Gaming Holding
8.625% due 05/15/2009	1,200	1,227
Host Marriott LP
8.375% due 02/15/2006	1,100	1,083
9.250% due 10/01/2007	2,000	2,020
Ingles Markets, Inc.
8.875% due 12/01/2011	1,050	1,050
Insight Midwest/Insight Capital
9.750% due 10/01/2009	250	231
10.500% due 11/01/2010	2,250	2,115
International Game Technology
8.375% due 05/15/2009	100	106
ISP Chemco, Inc.
10.250% due 07/01/2011	2,350	2,409
ISP Holdings, Inc.
10.625% due 12/15/2009	300	298
Johnsondiversey, Inc.
9.625% due 05/15/2012	900	945
Jupiters Ltd.
8.500% due 03/01/2006	$800	$820
Leviathan Gas Corp.
10.375% due 06/01/2009	1,050	1,118
Lyondell Chemical Co.
9.500% due 12/15/2008	600	561
9.625% due 05/01/2007	1,100	1,053
11.125% due 07/15/2012	500	499
Mail-Well Corp.
9.625% due 03/15/2012	1,650	1,666
Mandalay Resort Group
6.700% due 11/15/2096	350	352
6.750% due 07/15/2003	1,100	1,108
7.000% due 11/15/2036	650	628
9.250% due 12/01/2005	200	207
Marsh Supermarkets, Inc.
8.875% due 08/01/2007	425	421
Mediacom Broadband LLC
11.000% due 07/15/2013	1,600	1,504
Methanex Corp.
8.750% due 08/15/2012	1,000	1,025
Metromedia Fiber Network, Inc.
10.000% due 11/15/2008	750	11
MGM Mirage, Inc.
8.500% due 09/15/2010	500	522
9.750% due 06/01/2007	2,000	2,120
Midwest Generation LLC
8.560% due 01/02/2016	1,000	1,001
Millenium America, Inc.
9.250% due 06/15/2008	800	820
Mirage Resorts, Inc.
6.750% due 02/01/2008	600	597
7.250% due 10/15/2006	600	615
Newpark Resources, Inc.
8.625% due 12/15/2007	1,100	1,067
NMHG Holding Co.
10.000% due 05/15/2009	250	255
OM Group, Inc.
9.250% due 12/15/2011	950	988
P&L Coal Holdings
8.875% due 05/15/2008	900	952
Pacificare Health Systems, Inc.
10.750% due 06/01/2009	1,500	1,543
PanAmSat Corp.
8.500% due 02/01/2012	2,100	1,943
Park Place Entertainment Corp.
7.875% due 12/15/2005	900	905
8.875% due 09/15/2008	800	827
Pioneer National Resources Co.
8.250% due 08/15/2007	1,400	1,478
8.875% due 04/15/2005	250	260
Price Communications Wireless, Inc.
9.125% due 12/15/2006	4,630	4,844
Pride International, Inc.
9.375% due 05/01/2007	1,925	2,016
Primedia, Inc.
8.875% due 05/15/2011	250	189
PSS World Medical, Inc.
8.500% due 10/01/2007	1,100	1,108
Quebecor Media, Inc.
11.125% due 07/15/2011	2,700	2,673
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	2,000	1,140
Qwest Communications International, Inc.
7.500% due 11/01/2008	500	305
Qwest Corp.
7.750% due 02/15/2031	440	231
8.875% due 03/15/2012	500	448
R.H. Donnelley, Inc.
9.125% due 06/01/2008	700	728

8

Schedule of Investments (Cont.)

High Yield Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
Rogers Cantel, Inc.
8.300% due 10/01/2007	$1,500	$1,043
8.800% due 10/01/2007	750	491
9.375% due 06/01/2008	500	348
Rural Cellular Corp.
9.625% due 05/15/2008	1,425	663
Safety-Kleen Corp.
0.000% due 06/01/2008 (h)	1,450	36
0.000% due 05/15/2009 (h)	250	6
SC International Services, Inc.
9.250% due 09/01/2007	1,500	1,290
Sinclair Broadcast Group, Inc.
9.000% due 07/15/2007	200	201
Starwood Hotels & Resorts
6.750% due 11/15/2005	1,850	1,829
Station Casinos, Inc.
8.875% due 12/01/2008	250	255
9.750% due 04/15/2007	900	936
Telecorp PCS, Inc.
10.625% due 07/15/2010	331	311
Time Warner, Inc.
9.750% due 07/15/2008	1,300	631
Transocean, Inc.
9.125% due 12/15/2003	750	805
Tritel PCS, Inc.
0.000% due 05/15/2009 (e)	780	616
10.375% due 01/15/2011	903	826
Tyco International Group SA
6.875% due 09/05/2002	4,200	4,076
U.S. Airways, Inc.
9.330% due 01/01/2006	90	59
9.625% due 09/01/2003	1,075	774
United Air Lines, Inc.
6.201% due 09/01/2008	225	210
6.602% due 09/01/2013	1,000	887
7.186% due 04/01/2011	393	368
7.730% due 07/01/2010	1,000	942
Vintage Petroleum
8.250% due 05/01/2012	2,100	2,074
Vintage Petroleum, Inc.
7.875% due 05/15/2011	1,000	910
9.000% due 12/15/2005	600	597
VoiceStream Wireless Corp.
10.375% due 11/15/2009	390	376
WCG Trust
8.250% due 03/15/2004	2,200	2,036
Western Gas Resources, Inc.
10.000% due 06/15/2009	750	814
Williams Communications Group, Inc.
10.875% due 10/01/2009	1,050	92
Young Broadcasting, Inc.
9.000% due 01/15/2006	700	662
10.000% due 03/01/2011	2,400	2,136

		156,941

Utilities 15.2%
AES Corp.
9.375% due 09/15/2010	3,050	1,998
9.500% due 06/01/2009	300	200
AT&T Canada, Inc.
0.000% due 06/15/2008 (t)	975	102
AT&T Corp.
8.000% due 11/15/2031	1,100	866
Calpine Corp.
7.625% due 04/15/2006	1,390	966
7.875% due 04/01/2008	2,200	1,463
8.500% due 02/15/2011	300	203
8.625% due 08/15/2010	800	524
8.750% due 07/15/2007	1,700	1,199
Chesapeake Energy Corp.
8.375% due 11/01/2008	1,400	1,407
CMS Energy Corp.
6.750% due 01/15/2004	500	375
7.000% due 01/15/2005	1,125	811
7.500% due 01/15/2009	2,575	1,779
8.900% due 07/15/2008	850	613
Deutsche Telekom AG
8.250% due 06/15/2030	1,000	932
8.500% due 06/15/2010	500	499
Dynegy Holdings, Inc.
6.875% due 04/01/2011	1,800	1,244
8.750% due 02/15/2012	700	522
El Paso Corp.
7.000% due 05/15/2011	400	384
7.750% due 01/15/2032	1,300	1,209
7.875% due 06/15/2012	2,000	2,018
El Paso Energy Partners
8.500% due 06/01/2011	700	700
8.500% due 06/01/2011	600	600
France Telecom
7.750% due 03/01/2011	650	595
8.500% due 03/01/2031	1,000	887
Hanover Equipment Trust
8.500% due 09/01/2008	1,350	1,256
Ipalco Enterprises, Inc.
7.625% due 11/14/2011	600	549
Mastec, Inc.
7.750% due 02/01/2008	400	366
Mission Energy Holding Co.
3.420% due 07/02/2006	0	0
3.420% due 07/25/2006	0	0
13.500% due 07/15/2008	1,000	1,010
Niagara Mohawk Power Co.
0.000% due 07/01/2010 (e)	1,000	1,018
Pinnacle Partners
8.830% due 08/15/2004	800	813
PSEG Energy Holdings, Inc.
10.000% due 10/01/2009	1,690	1,703
Qwest Corp.
8.875% due 06/01/2031	350	275
Rogers Communication, Inc.
8.875% due 07/15/2007	200	183
9.125% due 01/15/2006	550	509
SESI, LLC
8.875% due 05/15/2011	1,665	1,690
Sprint Capital Corp.
6.125% due 11/15/2008	350	268
6.875% due 11/15/2028	1,920	1,204
8.375% due 03/15/2012	1,370	1,137
8.750% due 03/15/2032	4,000	3,015
Tesoro Petroleum Corp.
9.625% due 11/01/2008	330	307
9.625% due 04/01/2012	1,100	1,012
TSI Telecommunication Services, Inc.
12.750% due 02/01/2009 (f)	1,000	975
US Unwired, Inc.
0.000% due 11/01/2009 (e)	1,150	282
Western Resources, Inc.
7.875% due 05/01/2007	1,000	994
Williams Cos., Inc.
7.500% due 01/15/2031	400	288
7.625% due 07/15/2019	2,000	1,578
7.750% due 06/15/2031	400	294
7.875% due 09/01/2021	300	240
8.125% due 03/15/2012	1,700	1,428
WorldCom, Inc.
6.950% due 08/15/2028 (h)	550	85
8.250% due 05/15/2031 (h)	4,500	698

		45,273

Total Corporate Bonds & Notes (Cost $254,581)		227,857

See accompanying notes

9

Schedule of Investments (Cont.)

High Yield Portfolio

June 30, 2002 (Unaudited)

		Principal Amount (000s)	Value (000s)
ASSET-BACKED SECURITIES 2.7%
Alpharma, Inc.
5.250% due 10/09/2008		$760	$757
5.260% due 10/09/2008		665	662
5.300% due 09/08/2008		340	338
5.300% due 09/18/2008		234	233
Conseco Finance
9.300% due 10/15/2030		1,300	1,415
Extended Stay America, Inc.
4.929% due 01/31/2009		1,928	1,941
Nextel Partners, Inc.
6.937% due 06/30/2008		500	396
7.187% due 12/31/2008		500	396
Stone Container Corp.
5.375% due 10/01/2005		1,231	1,235
5.375% due 10/01/2005		269	269
5.375% due 03/31/2006		232	232
5.375% due 03/31/2006		268	269

Total Asset-Backed Securities (Cost $ 8,040)			8,143

SOVEREIGN ISSUES 3.4%
Petroleos Mexicanos
9.375% due 12/02/2008		300	323
Republic of Brazil
3.062% due 04/15/2006 (g)		3,520	2,798
8.000% due 04/15/2014 (g)		4,556	2,876
11.000% due 01/11/2012		1,300	790
11.000% due 08/17/2040		300	169
Republic of Egypt
8.750% due 07/11/2011 (g)		0	0
Republic of Panama
4.750% due 07/17/2014		278	233
Republic of Peru
9.125% due 02/21/2012		1,250	1,135
9.125% due 02/21/2012		525	476
Russian Federation
5.000% due 03/31/2030		2,000	1,385

Total Sovereign Issues (Cost $11,676)			10,185

FOREIGN CURRENCY-DENOMINATED 0.3%
Fort James Corp.
4.750% due 06/29/2004 (d)	EC	500	459
Remy Cointreau S.A.
10.000% due 07/30/2005		400	415

Total Foreign Currency-Denominated (Cost $802)			874

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME) Strike @ 92.750 Exp. 12/16/2002		$2,276,000	14
Eurodollar September Futures (CME) Strike @ 92.750 Exp. 09/16/2002		20,000	0

Total Purchased Put Options (Cost $23)			14

CONVERTIBLE BONDS & NOTES 3.1%
Consumer Staples 0.4%
Elan Finance Corp.
0.000% due 12/14/2018		2,700	1,245

Healthcare 0.2%
Omnicare, Inc.
5.000% due 12/01/2007		500	476

Industrials 1.4%
Mail-Well, Inc.
5.000% due 11/01/2002		1,000	981
Pride International, Inc.
0.000% due 04/24/2018		1,500	709
Roundy’s, Inc.
8.875% due 06/15/2012		800	802
Tyco International Ltd.
0.000% due 02/12/2021		2,650	1,842

			4,334

Technology 0.6%
Solectron Corp.
0.000% due 05/08/2020		3,050	1,799

Utilities 0.5%
Nextel Communications, Inc.
5.250% due 01/15/2010		500	209
Rogers Communication, Inc.
2.000% due 11/26/2005		1,500	1,148

			1,357

Total Convertible Bonds & Notes (Cost $9,356)			9,211

		Shares
PREFERRED STOCK 1.3%
CSC Holdings, Inc.
11.125% due 04/01/2008		3,374	217
11.750% due 10/01/2007		5,000	336
Fresenius Medical Care
7.875% due 02/01/2008		3,550	3,204

Total Preferred Stock (Cost $4,401)			3,757

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 9.8%
Commercial Paper 8.7%
Federal Home Loan Bank
1.745% due 07/26/2002		$7,900	7,890
Freddie Mac
2.085% due 09/12/2002		400	398
National Australia Funding
1.770% due 07/31/2002		2,500	2,496
1.790% due 07/02/2002		8,000	8,000
UBS Finance, Inc.
1.770% due 08/28/2002		7,200	7,183

			25,967

Repurchase Agreement 0.7%
State Street Bank
1.550% due 07/01/2002		2,075	2,075
(Dated 06/28/2002. Collateralized by Federal Home Loan Bank 0.000% due 11/14/2003 valued at $2,121. Repurchase proceeds are $2,075.)

U.S. Treasury Bills 0.4%
1.668% due 08/15/2002		1,280	1,278

Total Short-Term Instruments (Cost $29,320)			29,320

Total Investments (a) 97.0% (Cost $318,199)			289,361

Written Options (b) (0.1%) (Premiums $833)			(232)

Other Assets and Liabilities (Net) 3.1%			9,270

Net Assets 100.0%			$298,399

See accompanying notes

10

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$3,137

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(31,975)

Unrealized depreciation-net	$(28,838)

(b)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.500% Exp. 01/07/2005	5,900,000	$122	$146
Put—CME Eurodollar December Futures Strike @ 96.500% Exp. 12/16/2002	2,276	711	86

		$833	$232

(c)	Swap agreements outstanding at June 30, 2002:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 7.500% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 2.250% due 02/28/2003.
Broker: Morgan Stanley Exp. 06/19/2003	$1,500	$33
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom AG 5.250% due 05/20/2008.
Broker: UBS-Warburg Exp. 06/14/2003	3,000	(14)
Receive a fixed rate equal to 7.500% and the Fund will pay to the counterparty at par in the event of default of Qwest Corp. 8.875% due 03/15/2012.
Broker: Morgan Stanley Exp. 06/05/2003	3,000	21
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default of France Telecom 3.637% due 03/14/2003.
Broker: ABN AMRO Exp. 06/03/2003	3,000	0
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Broker: Goldman Sachs Exp. 11/30/2003	1,500	(29)
Receive a fixed rate equal to 1.570% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Broker: Goldman Sachs Exp. 05/29/2003	1,500	(3)
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Broker: J.P. Morgan Chase & Co. Exp. 05/28/2003	1,500	(2)
Receive a fixed rate equal to 3.000% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 6.875% due 04/01/2011.
Broker: Merrill Lynch Exp. 05/15/2003	1,000	26
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Broker: J.P. Morgan Chase & Co. Exp. 05/24/2003	1,500	(3)
Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of The Williams Cos., Inc. 6.625% due 11/15/2004.
Broker: Goldman Sachs Exp. 12/01/2002	1,500	31

		$60

(e)	Foreign forward currency contracts outstanding at June 30, 2002:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized (Depreciation)
Sell	EC	996	07/2002	$ (43)

				$ (43)

(d)	Principal amount denoted in indicated currency:

EC—Euro

(e)	Security becomes interest bearing at a future date.

(f)	Restricted security.

(g)	Variable rate security. The rate listed is as of June 30, 2002.

(h)	Security is in default.

11

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1998.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and

12

losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery

13

basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Administrative Class
High Yield Portfolio	0.75%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S.Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
High Yield Portfolio	$0	$0	$198,268	$160,561

14

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

High Yield Portfolio
Premium
Balance at 12/31/2001	$0
Sales	920
Closing Buys	0
Expirations	(86)
Exercised	0

Balance at 06/30/2002	$833

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	High Yield Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Administrative Class	17,629	$137,196	27,683	$224,991
Issued as reinvestment of distributions
Administrative Class	1,542	11,855	2,239	18,048
Cost of shares redeemed
Administrative Class	(11,615)	(90,028)	(16,680)	(134,593)

Net increase resulting from Portfolio share transactions	7,556	$59,023	13,242	$108,446

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of Portfolio held by such shareholders:

	Number	% of Portfolio Held
High Yield Portfolio
Administrative Class	2	92

15

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD
840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
MONEY MARKET PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORt

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U.S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

Money Market Portfolio

PORTFOLIO CHARACTERISTICS
OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum current income, consistent with preservation of capital and daily liquidity.	47.5 days	$19.9 million

PORTFOLIO:	FUND INCEPTION DATE: 9/30/1999	PORTFOLIO MANAGER: Paul A. McCulley
Primarily money market instruments.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	7 Day Yield	6 Months	1 Year	Since Inception*

Money Market Portfolio Administrative Class	1.57%	0.76%	2.18%	4.32%
Salomon 3-Month U.S. Treasury Bill Index	—	0.87%	2.45%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN	QUALITY BREAKDOWN

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 10/01/1999, the first full month following the Portfolio’s Administrative Class inception on 9/30/1999, compared to the Salomon 3-Month U.S. Treasury Bill Index, an unmanaged market index. It is not possible to invest directly in the index. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government Agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

PORTFOLIO INSIGHTS

•	The total return performance of the Money Market Portfolio was 0.76% for the six-month period ended June 30, 2002, versus a return of 0.87% for the benchmark Salomon 3-Month Treasury Bill Index.

•	Interest rates fell and most bonds gained as investors sought a safe haven amid turbulent financial markets.

•	The Portfolio’s average duration was maintained at about one-month, providing for ample liquidity and limiting the price effects from increasing yields.

•	The Fund maintained an Aaa rating by holding the highest quality short-term securities; holdings remained very liquid, which helped to protect principal.

•	U.S. issued high quality (A1/P1) commercial paper was emphasized due to attractive yields, limited interest rate sensitivity, and low credit exposure.

•	Seven-day and thirty-day SEC yields were 1.57% and 1.57%, respectively, at quarter-end. These yields are competitive with yields on similar duration portfolios.

2

Financial Highlights

Money Market Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (d)	12/31/2001		12/31/2000	09/30/1999 – 12/31/1999
Net asset value beginning of period	$1.00	$1.00		$1.00	$1.00
Net investment income (a)	0.01	0.04		0.06	0.01
Total income from investment operations	0.01	0.04		0.06	0.01
Dividends from net investment income	(0.01)	(0.04)		(0.06)	(0.01)
Total Distributions	(0.01)	(0.04)		(0.06)	(0.01)
Net asset value end of period	$1.00	$1.00		$1.00	$1.00
Total return	0.76%	3.83%		6.01%	1.30%
Net assets end of period (000s)	$19,895	$12,860		$4,334	$3,605
Ratio of net expenses to average net assets	0.50%*	0.50	%(c)	0.50%	0.50	%(b)*
Ratio of net investment income to average net assets	1.53%*	3.37%		5.88%	5.14%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.27% for the period ended December 31,1999.
(c)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.51% for the period ended December 31,2001.
(d)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

Money Market Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$19,822
Interest and dividends receivable	91
Other assets	14

19,927

Liabilities:
Accrued investment advisory fee	$2
Accrued administration fee	3
Accrued distribution fee	14
Accrued servicing fee	2

21

Net Assets	$19,906

Net Assets Consist of:
Paid in capital	$19,906

$19,906

Net Assets:
Institutional Class	$11
Administrative Class	19,895

Shares Issued and Outstanding:
Institutional Class	11
Administrative Class	19,895

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments Owned	$19,822

See accompanying notes

4

Statement of Operations

Money Market Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$180

Total Income	180

Expenses:
Investment advisory fees	13
Administration fees	18
Distribution and/or servicing fees—Administrative Class	14

Total Expenses	45

Net Investment Income	135

Net Increase in Assets Resulting from Operations	$135

5

Statements of Changes in Net Assets

Money Market Portfolio

Amounts in thousands

	Six Months Ended June 30, 2002	Year Ended December 31, 2001
	(unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$135	$223

Net increase resulting from operations	135	223

Distributions to Shareholders:
From net investment income
Institutional Class	0	(1)
Administrative Class	(135)	(222)

Total Distributions	(135)	(223)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	25,758	11,748
Issued as reinvestment of distributions
Institutional Class	0	1
Administrative Class	135	222
Cost of shares redeemed
Institutional Class	0	(70)
Administrative Class	(18,858)	(3,444)

Net increase resulting from Portfolio share transactions	7,035	8,457

Total Increase in Net Assets	7,035	8,457

Net Assets:
Beginning of period	12,871	4,414
End of period*	$19,906	$12,871
*Including net undistributed investment income of:	$0	$0

See accompanying notes

6

Schedule of Investments

Money Market Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 23.7%
Banking & Finance 20.6%
Associates Corp. of North America
6.500% due 07/15/2002	$50	$50
Bank of America Corp.
7.875% due 12/01/2002	215	220
Bank One Corp.
7.250% due 08/01/2002	200	200
Bear Stearns Co., Inc.
6.450% due 08/01/2002	251	252
6.500% due 08/01/2002	25	25
CitiFinancial Credit Co.
6.375% due 09/15/2002	120	121
Household Finance Corp.
2.270% due 08/07/2003 (a)	500	499
Merrill Lynch & Co.
6.000% due 02/12/2003	557	567
Morgan Stanley, Dean Witter & Co.
1.900% due 08/15/2005 (a)	200	200
National Rural Utilities Cooperative Finance Corp.
7.375% due 02/10/2003	400	410
Oesterreichische National Bank
1.780% due 07/15/2002	700	699
Paine Webber Group, Inc.
7.750% due 09/01/2002	400	403
Wells Fargo Financial, Inc.
6.375% due 09/15/2002	455	459

		4,105

Industrials 1.8%
Pacific Bell
7.250% due 07/01/2002	165	165
Shell Oil Co.
6.700% due 08/15/2002	190	191

		356

Utilities 1.3%
Virginia Electric & Power Co.
7.375% due 07/01/2002	250	250

Total Corporate Bonds & Notes (Cost $4,711)		4,711

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
6.770% due 09/15/2002	10	10

Total U.S. Government Agencies (Cost $10)		10

SHORT-TERM INSTRUMENTS 75.9%
Commercial Paper 75.5%
ABN AMRO Mortgage Corp.
1.780% due 09/16/2002	700	697
American Express Credit Corp.
1.750% due 07/31/2002	700	699
Anz Delaware, Inc.
1.810% due 09/05/2002	800	800
Becton Dickinson & Co.
1.850% due 07/08/2002	425	425
1.850% due 08/02/2002	112	112
BP Amoco Capital PLC
1.780% due 08/07/2002	250	249
CBA (de) Finance
1.780% due 09/09/2002	200	199
1.790% due 09/09/2002	200	199
CDC
1.755% due 07/25/2002	900	898
Danske Corp.
1.780% due 09/06/2002	700	699
Eksportfinans ASA
1.750% due 08/12/2002	500	499
Electricite De France
1.800% due 07/12/2002	400	400
Export Development Corp.
1.760% due 07/10/2002	900	900
National Australia Funding, Inc.
1.750% due 07/02/2002	800	798
National Rural Utilities Cooperative Finance Corp.
5.950% due 01/15/2003	250	253
Nestle Capital Corp.
1.820% due 07/08/2002	800	800
PB Finance (Delaware), Inc.
1.800% due 07/29/2002	800	799
Pfizer, Inc.
1.750% due 07/22/2002	800	799
Shell Finance (UK) PLC
1.790% due 08/27/2002	700	699
Stadshypotek Delaware, Inc.
1.770% due 07/08/2002	900	900
Svenska Handelsbank
1.780% due 09/03/2002	800	797
Swedbank
1.820% due 08/22/2002	800	798
UBS Finance, Inc.
2.000% due 08/28/2002	400	399
Washington Post Co.
1.820% due 08/26/2002	700	698
Wisconsin Electric Power Co.
1.760% due 07/19/2002	300	300
1.760% due 07/22/2002	200	200

		15,016

Repurchase Agreement 0.4%
State Street Bank
1.550% due 07/01/2002	85	85
(Dated 06/28/2002. Collateralized by Fannie Mae 3.250% due 01/23/2004 valued at $88. Repurchase proceeds are $85.)

Total Short-Term Instruments (Cost $15,101)		15,101

Total Investments 99.6% (Cost $19,822)		$19,822

Other Assets and Liabilities (Net) 0.4%		84

Net Assets 100.0%		$19,906

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of June 30, 2002.

See accompanying notes

7

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.     Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the board of trustees.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

8

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.15%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Money Market Portfolio	0.35%	0.50%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

9

4.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Money Market Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	25,758	25,758	11,748	11,748
Issued as reinvestment of distributions
Institutional Class	0	0	1	1
Administrative Class	135	135	222	222
Cost of shares redeemed
Institutional Class	0	0	(70)	(70)
Administrative Class	(18,858)	(18,858)	(3,444)	(3,444)

Net increase resulting from Portfolio share transactions	7,035	$7,035	8,457	$8,457

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Money Market Portfolio
Administrative Class	1	100
Institutional Class	1	100

10

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD
840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
FOREIGN BOND PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U.S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five-year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

Foreign Bond Portfolio

PORTFOLIO CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Maximum total return, consistent with preservation of capital and prudent investment management.	4.4 years	$9.5 million

	FUND INCEPTION DATE:	PORTFOLIO MANAGER:
PORTFOLIO:	2/16/1999	Michael R. Asay
Primarily intermediate maturity, hedged non-U.S. fixed income securities.

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	6 Months	1 Year	3 Years*	Since Inception*

Foreign Bond Portfolio Administrative Class	3.21%	7.06%	6.67%	5.40%
J.P. Morgan Non-U.S. Index (Hedged)	1.93%	4.72%	6.35%	—

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 3/01/1999, the first full month following the Portfolio’s Administrative Class inception on 2/16/1999, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The Foreign Bond Portfolio Administrative Class returned 3.21% for the six-month period ended June 30, 2002, outperforming the 1.93% return of the benchmark J.P. Morgan non-U.S. Index (Hedged).

•	An overweight in core European bonds versus the benchmark detracted from returns as investors flocked to other government bond markets.

•	An overweight in the euro was strongly positive. The euro rose versus the dollar as investors anticipated a weaker U.S. economic environment.

•	Real return bonds added to returns due to favorable inflation accruals and falling real yields.

•	A focus on global mortgages aided returns as investors sought high quality yields during a tumultuous quarter.

•	An underweight to Japan was negative. Japanese bonds returned more than other developed markets represented in the benchmark.

•	Emerging market bonds detracted from returns as Brazil’s problems adversely affected the asset class as a whole.

•	Corporate holdings, especially telecom and energy/pipeline issues, were strongly negative for returns.

Financial Highlights

Foreign Bond Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002 (e)	12/31/2001		12/31/2000	02/16/1999 – 12/31/1999
Net asset value beginning of period	$9.69	$9.40		$9.42	$10.00
Net investment income (a)	0.18	0.40		0.51	0.41
Net realized/unrealized gain (loss) on investments (a)	0.13	0.30		0.25	(0.49)
Total income (loss) from investment operations	0.31	0.70		0.76	(0.08)
Dividends from net investment income	(0.19)	(0.41)		(0.52)	(0.41)
Distributions from net realized capital gains	0.00	0.00		(0.26)	(0.09)
Total distributions	(0.19)	(0.41)		(0.78)	(0.50)
Net asset value end of period	$9.81	$9.69		$9.40	$9.42
Total return	3.21%	7.59%		8.36%	(0.78)%
Net assets end of period (000s)	$9,504	$4,856		$924	$5,215
Ratio of net expenses to average net assets	0.90%*	0.90	%(d)	0.90%	1.10	%(b)(c)*
Ratio of net investment income to average net assets	3.83%*	4.17%		5.38%	4.83	%*
Portfolio turnover rate	164%	285%		306%	285%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.25% for the period ended December 31, 1999.
(c)	Ratio of net expenses to average net assets excluding interest expense is 0.90%.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.91% for the period ended December 31, 2001.
(e)	Unaudited.

See accompanying notes

Statement of Assets and Liabilities

Foreign Bond Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$19,064
Foreign currency, at value	298
Receivable for investments sold and forward foreign currency contracts	10,754
Receivable for Portfolio shares sold	250
Interest and dividends receivable	444

30,810

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$1,027
Payable for financing transactions	15,745
Payable for short sale	4,206
Written options outstanding	49
Payable for Portfolio shares redeemed	54
Accrued investment advisory fee	2
Accrued administration fee	3
Accrued servicing fee	1
Variation margin payable	2
Other liabilities	205

21,294

Net Assets	$9,516

Net Assets Consist of:
Paid in capital	$9,470
Undistributed net investment income	387
Accumulated undistributed net realized (loss)	(586)
Net unrealized appreciation	245

$9,516

Net Assets:
Institutional Class	$12
Administrative Class	9,504

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	969

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$9.81
Administrative Class	9.81

Cost of Investments Owned	$18,007

See accompanying notes

Statement of Operations

Foreign Bond Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$156
Dividends, net of foreign taxes	5

Total Income	161

Expenses:
Investment advisory fees	8
Administration fees	17
Distribution and/or servicing fees—Administrative Class	5

Total Expenses	30

Net Investment Income	131

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(13)
Net realized (loss) on futures contracts, written options, and swaps	(40)
Net realized (loss) on foreign currency transactions	(288)
Net change in unrealized appreciation on investments	1,105
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(80)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(575)

Net Gain	109

Net Increase in Assets Resulting from Operations	$240

See accompanying notes

Statements of Changes in Net Assets

Foreign Bond Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002 (unaudited)	Year Ended December 31, 2001
Operations:
Net investment income	$131	$282
Net realized gain (loss)	(341)	215
Net change in unrealized appreciation (depreciation)	450	(14)

Net increase resulting from operations	240	483

Distributions to Shareholders:
From net investment income
Institutional Class	(2)	(182)
Administrative Class	(128)	(98)

Total Distributions	(130)	(280)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	0	0
Administrative Class	10,594	5,854
Issued as reinvestment of distributions
Institutional Class	2	182
Administrative Class	128	98
Cost of shares redeemed
Institutional Class	(930)	(4,589)
Administrative Class	(6,179)	(2,066)

Net increase (decrease) resulting from Portfolio share transactions	3,615	(521)

Total Increase (Decrease) in Net Assets	3,725	(318)

Net Assets:
Beginning of period	5,791	6,109
End of period*	$9,516	$5,791

*Including net undistributed investment income of:	$387	$386

See accompanying notes

Statement of Cash Flows

Foreign Bond Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Portfolio shares	$10,348
Redemptions of Portfolio shares	(7,125)
Cash distributions paid	444
Proceeds from financing transactions	5,400

Net increase from financing activities	9,067

Operating Activities
Purchases of long-term securities and foreign currency	(26,563)
Proceeds from sales of long-term securities and foreign currency	17,436
Purchases of short-term securities (net)	(1,989)
Net investment income	131
Change in other receivables/payables (net)	1,801
Net (Decrease) from operating activities	(9,184)

Net (Decrease) in Cash and Foreign Currency	(117)

Cash and Foreign Currency
Beginning of period	415
End of period	$298

See accompanying notes

Schedule of Investments

Foreign Bond Portfolio

June 30, 2002 (Unaudited)

		Principal Amount (000s)	Value (000s)
AUSTRALIA 1.1%
Medallion Trust
2.210% due 07/12/2031 (i)		$56	$56
National Australia Bank Ltd.
2.535% due 05/19/2010 (i)		50	50

Total Australia (Cost $106)			106

BRAZIL 0.5%
Republic of Brazil
3.062% due 04/15/2006 (i)		$64	51

Total Brazil (Cost $61)			51

CANADA (d)(e) 0.7%
Commonwealth of Canada
5.500% due 06/01/2010 (h)	C$	100	66

Total Canada (Cost $67)			66

CAYMAN ISLANDS (d)(e) 0.1%
International Credit Recovery-Japan
3.575% due 05/22/2006 (i)	JY	1,547	13

Total Cayman Islands (Cost $13)			13

DENMARK (d)(e) 1.3%
Nykredit
6.000% due 10/01/2029	DK	972	126

Total Denmark (Cost $106)			126

FRANCE (d)(e) 5.6%
Republic of France
6.000% due 04/25/2004	EC	310	315
4.000% due 04/25/2009		80	75
4.000% due 10/25/2009		30	28
5.500% due 04/25/2010 (h)		110	112

Total France (Cost $468)			530

GERMANY (d)(e) 84.7%
Commerzbank AG
3.811% due 10/25/2032 (i)	EC	100	99
Depfa Pfandbriefbank
4.750% due 07/15/2008		20	19
5.750% due 03/04/2009		20	20
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		30	30
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		100	98
Republic of Germany
6.500% due 10/14/2005 (h)		3,400	3,571
6.000% due 01/05/2006 (h)		1,600	1,659
5.000% due 02/17/2006 (h)		300	302
6.250% due 04/26/2006 (h)		600	629
5.250% due 01/04/2008		10	10
4.500% due 07/04/2009 (h)		200	194
5.375% due 01/04/2010 (h)		400	407
5.250% due 07/04/2010 (h)		100	101
5.250% due 01/04/2011 (h)		100	101
6.500% due 07/04/2027 (h)		590	673
4.750% due 07/04/2028		30	27
5.500% due 01/04/2031 (h)		100	102
WestDeutsche Landersbank
4.750% due 09/28/2007		20	20

Total Germany (Cost $7,333)			8,062

ITALY (d)(e) 13.0%
First Italian Auto Transaction
3.730% due 07/12/2008 (i)	EC	70	69
Republic of Italy
9.500% due 02/01/2006 (h)		400	460
4.250% due 11/01/2009 (h)		60	57
4.500% due 05/01/2009 (h)		360	347
5.500% due 11/01/2010 (h)		110	112
Seashell Securities PLC
3.692% due 10/25/2028 (i)		200	197

Total Italy (Cost $1,122)			1,242

JAPAN (d)(e) 5.4%
Government of Japan
1.900% due 12/20/2010 (h)	JY	48,000	427
Japan Financial Corp.
5.875% due 03/14/2011		$80	82

Total Japan (Cost $475)			509

MEXICO 0.7%
Banco Nacional de Comercio Exterior
8.000% due 08/05/2003		$10	11
Petroleos Mexicanos
8.850% due 09/15/2007		20	21
9.375% due 12/02/2008		30	32

Total Mexico (Cost $58)			64

NETHERLANDS (d)(e) 2.2%
Kingdom of Netherlands
6.000% due 01/15/2006 (h)	EC	200	207

Total Netherlands (Cost $198)			207

NEW ZEALAND (d)(e) 1.6%
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	280	150

Total New Zealand (Cost $155)			150

PANAMA 0.4%
Republic of Panama
4.750% due 07/17/2014		$46	39

Total Panama (Cost $42)			39

PERU 0.3%
Republic of Peru
4.500% due 03/07/2017		$40	29

Total Peru (Cost $32)			29

SPAIN (d)(e) 3.5%
Kingdom of Spain
4.950% due 07/30/2005	EC	130	131
5.150% due 07/30/2009 (h)		110	110
4.000% due 01/31/2010 (h)		100	92

Total Spain (Cost $304)			333

SUPRANATIONAL (d)(e) 0.7%
Eurofima
4.750% due 07/07/2004	SK	600	64

Total Supranational (Cost $68)			64

See accompanying notes

		Principal Amount (000s)	Value (000s)
SWEDEN (d)(e) 0.4%
Kingdom of Sweden
5.000% due 01/28/2009	SK	400	$43

Total Sweden (Cost $39)			43

UNITED KINGDOM (d)(e) 3.1%
BG Transco Holdings PLC
5.306% due 12/14/2009 (i)	BP	20	30
British Telecom PLC
3.181% due 12/15/2003 (i)		$50	50
Haus Ltd.
3.647% due 12/10/2037 (i)	EC	95	94
Lloyds TSB Bank PLC
5.625% due 07/15/2049 (i)		$40	39
2.062% due 11/29/2049 (i)		100	84

Total United Kingdom (Cost $293)			297

UNITED STATES (d)(e) 53.7%
Asset-Backed Securities 8.6%
Ameriquest Mortgage Securities, Inc.
2.160% due 06/15/2030 (i)		$31	31
Amresco Residential Securities Mortgage Loan Trust
2.310% due 06/25/2029 (i)		17	17
CS First Boston Mortgage Securities Corp.
2.100% due 12/15/2030 (i)		52	52
First Alliance Mortgage Loan Trust
2.068% due 12/20/2027 (i)		14	14
Household Finance Corp.
2.138% due 05/20/2032 (i)		100	100
Irwin Home Equity Loan Trust
2.070% due 11/25/2011 (i)		38	38
Long Beach Auto Receivables Trust
3.114% due 03/13/2005 (i)		100	100
MLCC Mortgage Investors, Inc.
2.220% due 03/15/2025 (i)		54	55
Morgan Stanley Dean Witter Capital I
2.170% due 07/25/2032 (i)		100	100
Novastar Home Equity Loan
2.115% due 04/25/2028 (i)		27	27
2.120% due 01/25/2031 (i)		59	59
Providian Home Equity Loan Trust
2.130% due 06/25/2025 (i)		28	28
Residential Asset Securities Corp.
2.090% due 07/25/2032 (i)		100	100
2.090% due 07/25/2032 (i)		100	100

			821

Corporate Bonds & Notes 9.2%
AOL Time Warner, Inc.
5.625% due 05/01/2005		100	98
AT&T Corp.
5.026% due 11/21/2003 (i)	EC	100	91
DaimlerChrysler North America Holding Corp.
2.170% due 08/23/2002 (i)		$30	30
6.400% due 05/15/2006		60	62
Donaldson, Lufkin & Jenrette, Inc.
2.390% due 04/25/2003 (i)		50	50
Ford Motor Credit Co.
1.000% due 12/22/2003	JY	1,000	8
1.200% due 02/07/2005		6,000	49
General Motors Acceptance Corp.
6.875% due 09/09/2004	BP	75	115
J.P. Morgan & Co., Inc.
1.574% due 02/15/2012 (i)		$10	10
KFW International Finance, Inc.
1.750% due 03/23/2010	JY	11,000	$99
1.760% due 09/12/2002		200	199
Pfizer, Inc.
0.800% due 03/18/2008		6,000	51
Sprint Capital Corp.
5.875% due 05/01/2004		$10	9

			871

Mortgage-Backed Securities 18.5%
Bear Stearns Adjustable Rate Mortgage Trust
5.700% due 03/25/2032 (i)		100	101
6.281% due 01/25/2032 (i)		70	72
6.905% due 02/25/2031 (i)		23	23
Countrywide Home Loans
6.500% due 08/25/2032 (i)		100	102
Credit-Based Asset Servicing & Securitization
2.158% due 06/25/2032 (i)		100	100
Crusade Global Trust
2.230% due 05/15/2021 (i)		52	52
CS First Boston Mortgage Securities Corp.
2.060% due 06/25/2032 (i)		94	94
2.180% due 07/25/2032 (i)		95	95
Fannie Mae
2.194% due 01/25/2016 (i)		100	100
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		46	47
Freddie Mac
5.125% due 01/15/2012	EC	100	98
2.310% due 10/15/2024 (i)		100	99
Government National Mortgage Association
4.250% due 06/20/2030 (i)		86	87
5.000% due 04/20/2030-05/20/2030 (j)(i)		87	89
6.000% due 02/15/2029		62	62
6.375% due 04/20/2028 (i)		16	16
J.P. Morgan Commercial Mortgage Finance Corp.
2.120% due 04/15/2010 (i)		57	57
Residential Funding Mortgage Securities II
2.030% due 08/25/2014 (i)		73	73
Residential Funding Mortgage Securities, Inc.
2.285% due 05/12/2032 (i)		71	71
Resolution Funding Strip
0.000% due 10/15/2020-01/15/2021		400	127
Structured Asset Securities Corp.
2.130% due 02/25/2032 (i)		99	99
2.168% due 08/30/2032 (i)		100	100

			1,764

		Shares
Preferred Security 2.2%
DG Funding Trust
4.159% due 12/28/2049 (i)		20,000	205

		Principal Amount (000s)
U.S. Government Agencies 8.7%
Fannie Mae
3.810% due 04/30/2004		$100	101
4.250% due 10/25/2004		100	102
Freddie Mac
6.530% due 11/26/2012		300	319
Tennessee Valley Authority
4.875% due 12/15/2016		300	305

			827

U.S. Treasury Obligations 6.5%
Treasury Inflation Protected Securities (k)
3.375% due 01/15/2007 (b)		113	118
3.625% due 04/15/2028		111	120

See accompanying notes

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bonds
7.500% due 11/15/2016	$100	$120
8.125% due 08/15/2019	200	256

		614

Total United States (Cost $ 5,077)		5,102

PURCHASED CALL OPTIONS 0.6%
Eurodollar December Futures (CME)
Strike @ 96.250 Exp. 12/16/2002	$5,000	18
Eurodollar March Futures (CME)
Strike @ 95.750 Exp. 03/17/2003	10,000	39

Total Purchased Call Options (Cost $ 15)		57

PURCHASED PUT OPTIONS 0.0%
Eurodollar September Futures (CME)
Strike @ 92.750 Exp. 09/16/2002	5,000	0
Government of Japan (OTC)
0.000% due 06/30/2002
Strike @ 127.000 Exp. 09/03/2002	200,000	0
Republic of Germany (OTC)
6.000% due 01/05/2006
Strike @ 95.000 Exp. 10/03/2002	1,100	0
Republic of Germany (OTC)
6.500% due 10/14/2005
Strike @ 98.000 Exp. 10/03/2002	4,290	0

Total Purchased Put Options (Cost $ 1)		0

SHORT-TERM INSTRUMENTS 20.7%
Commercial Paper 14.7%
ABN AMRO Mortgage Corp.
1.770% due 09/16/2002	300	299
Anz, Inc.
1.770% due 08/05/2002	200	200
Federal Home Loan Bank
1.700% due 07/24/2002	100	100
Freddie Mac
1.740% due 08/20/2002	100	100
Svenska Handelsbank
1.795% due 08/19/2002	400	399
Swedbank
1.850% due 08/22/2002	200	199
UBS Finance, Inc.
1.760% due 08/28/2002	100	100

		1,397

Repurchase Agreement 2.4%
State Street Bank
1.550% due 07/01/2002	233	233
(Dated 06/28/2002. Collateralized by Freddie Mac 2.210% due 11/26/2002 valued at $239. Repurchase proceeds are $233.)

U.S. Treasury Bills 3.6%
1.554% due 08/15/2002 (b)	345	344

Total Short-Term Instruments (Cost $ 1,974)		1,974

Total Investments (a) 200.3% (Cost $ 18,007)		$19,064

Written Options (c) (0.5%)		(49)
(Premiums $54)

Other Assets and Liabilities (Net) (99.8%)		(9,499)

Net Assets 100.0%		$9,516

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$1,130

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(73)

Unrealized appreciation—net	$1,057

(b)	Securities with an aggregate market value of $462 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation
Government of Japan 10 Year Note (09/2002)	1	$9
U.S. Treasury 10 Year Note (09/2002)	16	44
U.S. Treasury 30 Year Bond (09/2002)	1	1
Eurodollar March Futures (03/2003)	1	2

		$56

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 6.000% Exp. 10/20/2003	300,000	$14	$13
Put—OTC 3 Month LIBOR Interest Rate Swap Strike @ 6.000% Exp. 10/20/2003	300,000	14	12
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.650% Exp. 11/19/2003	300,000	10	9
Call—OTC 3 Month LIBOR Interest Rate Swap Strike @ 5.300% Exp. 12/11/2002	980,000	15	15
Call—CME Eurodollar June Futures Strike @ 97.250 Exp. 09/16/2002	1	1	0

		$54	$49

(d)	Foreign forward currency contracts outstanding at June 30, 2002:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation/ (Depreciation)
Buy	A$	90	07/2002	$0
Sell	BP	106	07/2002	(7)
Buy	C$	121	07/2002	2
Sell		57	07/2002	0
Sell	DK	1,015	09/2002	(6)
Buy	EC	50	07/2002	3
Sell		1,717	07/2002	(72)
Buy	HK$	114	07/2002	0
Buy	JY	12,883	07/2002	7
Sell		55,794	07/2002	(39)
Sell	N$	331	09/2002	3
Sell	SK	1,062	08/2002	(12)

				$(121)

See accompanying notes.

(e)	Principal amount denoted in indicated currency:

A$	—	Australian Dollar
BP	—	British Pound
C$	—	Canadian Dollar
DK	—	Danish Krone
EC	—	Euro
HK$	—	Hong Kong Dollar
JY	—	Japanese Yen
N$	—	New Zealand Dollar
SK	—	Swedish Krona

(f)	Swap agreements outstanding at June 30, 2002:

Type		Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.000%.
Broker: Goldman Sachs
Exp. 12/17/2009	C$	700	$(5)
Receive floating rate based on 3-month Canadian Bank Bill and pay a fixed rate equal to 6.000%.
Broker: Goldman Sachs
Exp. 12/17/2006		300	(5)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Broker: UBS-Warburg
Exp. 03/15/2032	EC	400	8
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month EC-LIBOR.
Broker: Merrill Lynch
Exp. 06/17/2003		700	1
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Broker: J.P. Morgan Chase & Co.
Exp. 06/17/2012		100	(2)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2031		100	(9)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Broker: Citibank London NA
Exp. 06/17/2012		200	0
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Broker: Morgan Stanley
Exp. 03/15/2031		100	(8)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Broker: Morgan Stanley
Exp. 03/15/2008	BP	100	1
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Broker: UBS-Warburg
Exp. 03/15/2032		200	(4)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.250%.
Broker: Morgan Stanley
Exp. 09/15/2002		100	(1)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Broker: Morgan Stanley
Exp. 03/15/2004		200	4
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Broker: Morgan Stanley
Exp. 03/15/2016		600	(3)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Broker: Goldman Sachs
Exp. 03/15/2016		100	0
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.753%.
Broker: Goldman Sachs
Exp. 02/08/2006	H$	3,000	(21)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.020%.
Broker: Goldman Sachs
Exp. 05/18/2010	JY	17,000	(12)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Broker: Goldman Sachs
Exp. 09/21/2011		40,000	(4)
Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.
Broker: Lehman Brothers, Inc.
Exp. 09/10/2003		$100	(1)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Bank of America
Exp. 12/18/2022		200	1
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Broker: Goldman Sachs
Exp. 12/17/2009		400	7

See accompanying notes

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Broker: Goldman Sachs
Exp. 12/17/2006	$100	$4
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Goldman Sachs
Exp. 06/17/2012	100	(6)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Morgan Stanley
Exp. 12/17/2021	1,400	(95)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Morgan Stanley
Exp. 06/17/2012	100	7
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Broker: Goldman Sachs
Exp. 12/17/2021	100	(5)
Receive a fixed rate equal to 5.670% and pay floating rate based on 3-month LIBOR.
Broker: Goldman Sachs
Exp. 02/08/2006	400	21

		$(127)

Type	Fixed Spread (%)	Fixed Notional Amount	Unrealized (Depreciation)
Receive a fixed spread and pay the 5-year Swap Spread. The 5-year Swap Spread is the difference between the 5-year Swap Rate and the 5-year Treasury Rate.

Broker: Morgan Stanley
Exp. 08/15/2002	0.465	$2,500	$(8)

			$(8)

(g)	Short sales open at June 30, 2002 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds
Republic of Germany	6.500	10/14/2005	1,700	$1,786	$1,614
U.S. Treasury Notes	6.000	08/15/2009	300	326	314
U.S. Treasury Notes	5.000	08/15/2011	800	811	811
U.S. Treasury Notes	3.500	11/15/2006	1,100	1,080	1,073
U.S. Treasury Notes	4.375	05/15/2007	200	203	202

				$4,206	$4,014

(h)	Security, or a portion thereof, subject to financing transaction.

(i)	Variable rate security. The rate listed is as of June 30, 2002.

(j)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(k)	Principal amount of the security is adjusted for inflation.

See accompanying notes

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The Foreign Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
Foreign Bond Portfolio	0.75%	0.90%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
Foreign Bond Portfolio	$16,639	$18,831	$9,742	$1,397

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Foreign Bond Portfolio
Premium
Balance at 12/31/2001	$49
Sales	38
Closing Buys	(23)
Expirations	(10)
Exercised	0

Balance at 06/30/2002	$54

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Foreign Bond Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	1,091	10,594	605	5,854
Issued as reinvestment of distributions
Institutional Class	0	2	18	182
Administrative Class	13	128	10	98
Cost of shares redeemed
Institutional Class	(95)	(930)	(474)	(4,589)
Administrative Class	(636)	(6,179)	(212)	(2,066)

Net increase (decrease) resulting from Portfolio share transaction	373	$3,615	(53)	$(521)

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
Foreign Bond Portfolio
Administrative Class	3	94
Institutional Class	1	100

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD
840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO. COM

P  I  M  C  O
PIMCO VARIABLE INSURANCE TRUST
STOCKSPLUS GROWTH AND INCOME PORTFOLIO
ADMINISTRATIVE CLASS

SEMI-ANNUAL REPORT

June 30, 2002

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder:

Signs of a rebound in the U. S. economy and expectations of Federal Reserve tightening drove interest rates higher in the first quarter, depressing bond market returns. U.S. Treasury yields rose across all maturities, led by the two- and the five- year, which climbed 0.70% and 0.54%, respectively. Yields fell earlier in the quarter but reversed course sharply in late February and March after positive economic reports suggested that a cyclical turning point was at hand.

Most bond markets gained during the second quarter as investors sought safe haven amid turbulence in other financial markets. Interest rates fell worldwide with yields on U.S. Treasuries declining as much as 0.91% in the short/intermediate portion of the yield curve. The broad U.S. bond market performed well during the quarter even as global stock markets declined and the U.S. dollar fell sharply against the euro and the yen.

Financial markets were unsettled despite positive indicators about the health of the U.S. economy, the engine of global growth over the past several years. The U.S. continued to grow faster than Europe or Japan after emerging from a mild recession last year. Nevertheless, business investment remained weak, raising doubts about the staying power of the recovery. Still, rebounds in manufacturing, subdued inflation, continued productivity gains, an accommodative Federal Reserve and stimulative fiscal policy have provided grounds for optimism.

Any optimism about the direction of the real economy was thoroughly undermined, however, by the growing loss of confidence in financial markets and in the economic model that produced the New Age Economy. Outrage about the expanding list of companies caught up in accounting scandals and corporate governance abuses cast a pall over the stock market and hurt performance of corporate bonds, especially in the telecom and energy/utility sectors. Demand for U.S. assets declined among investors already nervous about lofty equity valuations, a potential slowing of the recovery later this year and a swelling U.S. current account deficit. This dramatic shift in investor sentiment helped drive the dollar down 12% against the euro and pushed it 10% lower versus the yen.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

Brent R. Harris
Chairman

July 31, 2002

1

StocksPLUS Growth and Income Portfolio

PORTFOLIO CHARACTERISTICS

OBJECTIVE:	DURATION:	TOTAL NET ASSETS:
Total return which exceeds that of the S&P 500 Index.	0.9 years	$225.2 million

PORTFOLIO:	FUND INCEPTION DATE	PORTFOLIO MANAGER TEAM-LEAD:
Primarily S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities.	12/31/1997	William H. Gross

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended June 30, 2002

	6 Months	1 Year	3 Years*	Since Inception*

StocksPLUS Growth and Income Portfolio Administrative Class	-12.41%	-16.92%	-8.93%	2.03%

S&P 500 Index	-13.16%	-17.99%	-9.18%	–

*	Annualized (all Portfolio returns are net of fees and expenses)

SECTOR BREAKDOWN*	QUALITY BREAKDOWN*

*	% of Total Investments as of June 30, 2002

CUMULATIVE RETURNS THROUGH JUNE 30, 2002
$10,000 invested at inception

Past performance is no guarantee of future results.    Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 1/01/1998, the first full month following the Portfolio’s Administrative Class inception on 12/31/1997, compared to the S&P 500 Index, an unmanaged market index. It is not possible to invest directly in the index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

•	The S&P 500 Index posted a negative total return of 13.16% in the first half of 2002 amid concerns about widespread accounting irregularities and weak profits.

•	The StocksPLUS Growth and Income Portfolio Administrative Class outperformed the S&P 500 Index by 0.75%, returning a negative 12.41% for the first half of 2002.

•	A longer duration relative to the effective benchmark was modestly positive for performance as short-term interest rates fell.

•	High relative yields provided by mortgage- and asset-backed securities enhanced performance.

•	Corporate fixed income holdings provided attractive yields but detracted from returns overall due to adverse price performance, particularly in the telecom sector.

•	Modest holdings of emerging market bonds detracted from returns as political concerns in Brazil affected the entire sector.

•	Real return bonds helped returns as inflation accruals were strong and falling real yields generated additional gains.

2

Financial Highlights

StocksPLUS Growth and Income Portfolio (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	06/30/2002(e)	12/31/2001		12/31/2000		12/31/1999	12/31/1997–12/31/1998
Net asset value beginning of period	$9.35	$11.05		$13.56		$12.58	$10.00
Net investment income (a)	0.12	0.46		0.76		0.76	0.30
Net realized/unrealized gain (loss) on investments (a)	(1.27)	(1.74)		(1.98)		1.65	2.68
Total income (loss) from investment operations	(1.15)	(1.28)		(1.22)		2.41	2.98
Dividends from net investment income	(0.10)	(0.42)		(0.75)		(0.61)	(0.29)
Distributions from net realized capital gains	0.00	0.00		(0.54)		(0.82)	(0.11)
Total distributions	(0.10)	(0.42)		(1.29)		(1.43)	(0.40)
Net asset value end of period	$8.10	$9.35		$11.05		$13.56	$12.58
Total return	(12.41)%	(11.43)%		(9.50)%		19.85%	30.11%
Net assets end of period (000s)	$224,366	$259,926		$272,751		$230,412	$58,264
Ratio of net expenses to average net assets	0.65%*	0.67	%(c)(d)	0.65	%(b)	0.65%	0.65%
Ratio of net investment income to average net assets	2.65%*	4.60%		5.86%		5.69%	5.30%
Portfolio turnover rate	118%	547%		350%		34%	61%

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66% for the period ended December 31, 2000.
(c)	Ratio of net expenses to average net assets excluding interest expense is 0.65%.
(d)	If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67% for the period ended December 31, 2001.
(e)	Unaudited.

See accompanying notes

3

Statement of Assets and Liabilities

StocksPLUS Growth and Income Portfolio
June 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$230,052
Cash	5,964
Receivable for investments sold and forward foreign currency contracts	1,532
Receivable for Portfolio shares sold	39
Interest and dividends receivable	834
Variation margin receivable	2
Other assets	2

238,425

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$11,334
Written options outstanding	255
Payable for Portfolio shares redeemed	620
Accrued investment advisory fee	72
Accrued administration fee	19
Accrued servicing fee	30
Variation margin payable	416
Recoupment payable to Manager	6
Other liabilities	439

13,191

Net Assets	$225,234

Net Assets Consist of:
Paid in capital	$348,793
Undistributed net investment income	1,028
Accumulated undistributed net realized (loss)	(102,121)
Net unrealized (depreciation)	(22,466)

$225,234

Net Assets:
Institutional Class	$868
Administrative Class	224,366

Shares Issued and Outstanding:
Institutional Class	107
Administrative Class	27,700

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$8.11
Administrative Class	8.10

Cost of Investments Owned	$231,780

See accompanying notes

4

Statement of Operations

StocksPLUS Growth and Income Portfolio
For the six months ended June 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$4,171

Total Income	4,171

Expenses:
Investment advisory fees	502
Administration fees	125
Distribution and/or servicing fees—Administrative Class	188
Trustees’ fees	9
Organization Costs	1
Miscellaneous expense	6

Total Expenses	831

Net Investment Income	3,340

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	624
Net realized (loss) on futures contracts, written options, and swaps	(11,818)
Net realized gain on foreign currency transactions	230
Net change in unrealized (depreciation) on investments	(501)
Net change in unrealized (depreciation) on futures contracts, written options, and swaps	(25,097)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	95

Net (Loss)	(36,467)

Net Decrease in Assets Resulting from Operations	$(33,127)

See accompanying notes

5

Statements of Changes in Net Assets

StocksPLUS Growth and Income Portfolio

Amounts in thousands

Increase (Decrease) in Net Assets from:	Six Months Ended June 30, 2002 (unaudited)	Year Ended December 31, 2001
Operations:
Net investment income	$3,340	$11,694
Net realized loss	(10,964)	(54,530)
Net change in unrealized appreciation (depreciation)	(25,503)	9,909

Net decrease resulting from operations	(33,127)	(32,927)

Distributions to Shareholders:
From net investment income
Institutional Class	(7)	(8)
Administrative Class	(2,778)	(10,789)

Total Distributions	(2,785)	(10,797)

Portfolio Share Transactions:
Receipts for shares sold
Institutional Class	785	147
Administrative Class	51,556	79,030
Issued as reinvestment of distributions
Institutional Class	7	8
Administrative Class	2,778	10,789
Cost of shares redeemed
Institutional Class	(7)	(6)
Administrative Class	(54,086)	(58,945)

Net increase resulting from Portfolio share transactions	1,033	31,023

Total Decrease in Net Assets	(34,879)	(12,701)

Net Assets:
Beginning of period	260,113	272,814
End of period*	$225,234	$260,113

*Including net undistributed investment income of:	$1,028	$473

See accompanying notes

6

Schedule of Investments

StocksPLUS Growth and Income Portfolio

June 30, 2002 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 20.2%
Banking & Finance 10.0%
Bear Stearns Cos., Inc.
2.496% due 05/24/2004 (f)	$5,700	$5,728
Bell Atlantic Financial Services
5.750% due 04/01/2003	300	303
CIT Group, Inc.
2.250% due 02/28/2003 (f)	900	880
Donaldson, Lufkin & Jenrette, Inc.
2.390% due 04/25/2003 (f)	1,100	1,103
Finova Group, Inc.
7.500% due 11/15/2009	900	301
Ford Motor Credit Co.
2.167% due 06/02/2003 (f)	4,600	4,562
General Motors Acceptance Corp.
2.400% due 05/16/2003 (f)	300	300
6.750% due 03/15/2003	1,500	1,539
Golden State Holdings
2.912% due 08/01/2003 (f)	1,000	995
National Rural Utilities Cooperative Finance Corp.
2.940% due 04/26/2004 (f)	2,100	2,101
Old Kent Bank
2.662% due 11/01/2005 (f)	700	700
Pemex Project Funding Master Trust
3.512% due 01/07/2005 (f)	3,900	3,915

		22,427

Industrials 7.4%
Conoco, Inc.
2.750% due 10/15/2002 (f)	1,500	1,502
DaimlerChrysler North America Holding Corp.
2.170% due 08/23/2002 (f)	3,300	3,301
Enron Corp.
8.000% due 08/15/2005 (g)	1,700	361
HCA, Inc.
3.510% due 09/19/2002 (f)	7,300	7,303
Park Place Entertainment Corp.
7.950% due 08/01/2003	1,430	1,462
R.J. Reynolds Tobacco Holdings, Inc.
7.375% due 05/15/2003	700	720
Walt Disney Co.
3.900% due 09/15/2003	1,200	1,208
Weyerhaeuser Co.
3.011% due 09/15/2003 (f)	900	900

		16,757

Utilities 2.8%
Entergy Arkansas, Inc.
7.720% due 03/01/2003	600	618
Georgia Power Co.
5.250% due 05/08/2003	900	917
Niagara Mohawk Power Co.
7.375% due 07/01/2003	529	552
SCANA Corp.
2.630% due 07/15/2002 (f)	2,100	2,100
Sprint Capital Corp.
5.700% due 11/15/2003	2,100	1,867
7.900% due 03/15/2005	400	345

		6,399

Total Corporate Bonds & Notes (Cost $47,257)		45,583

MUNICIPAL BONDS & NOTES 1.9%
North Carolina 1.9%
North Carolina State Education Assistance Authority
Revenue Bonds, (GTD Insured), Series 2000
1.911% due 06/01/2009 (f)	4,259	4,268

Total Municipal Bonds & Notes (Cost $4,260)		4,268

U.S. TREASURY OBLIGATIONS 11.2%
Treasury Inflation Protected Securities (i)
3.625% due 07/15/2002 (b)	14,707	14,718
3.625% due 01/15/2008 (b)	10,016	10,489

Total U.S. Treasury Obligations (Cost $24,807)		25,207

MORTGAGE-BACKED SECURITIES 23.1%
Collateralized Mortgage Obligations 12.4%
Bank of America Mortgage Securities, Inc.
6.069% due 06/25/2031	404	415
Bear Stearns Adjustable Rate Mortgage Trust
6.288% due 01/25/2032 (f)	1,334	1,371
7.490% due 12/25/2030 (f)	2,855	2,885
Countrywide Home Loans
6.050% due 04/25/2029	83	83
CS First Boston Mortgage Securities Corp.
2.240% due 02/25/2032 (f)	1,576	1,573
2.478% due 03/25/2032 (f)	2,824	2,824
4.370% due 12/19/2039	1,599	1,599
6.960% due 06/20/2029	44	45
DLJ Mortgage Acceptance Corp.
2.340% due 06/25/2026 (f)	418	419
Fannie Mae
6.900% due 10/25/2020	263	265
8.000% due 05/01/2030	198	210
8.000% due 06/01/2030	203	216
GE Capital Mortgage Services, Inc.
6.500% due 12/25/2023	84	86
Headlands Mortgage Securities, Inc.
7.250% due 11/25/2027	297	301
Housing Securities, Inc.
4.505% due 07/25/2032	336	336
Morgan Stanley Capital I
2.070% due 07/25/2027 (f)	37	37
PNC Mortgage Securities Corp.
7.470% due 05/25/2040 (f)	244	249
Resecuritization Mortgage Trust
2.090% due 04/26/2021 (f)	56	56
Salomon Brothers Mortgage Securities VII
6.508% due 12/25/2030 (f)	2,306	2,369
Structured Asset Mortgage Investments, Inc.
7.000% due 07/28/2028	1,478	1,493
Structured Asset Securities Corp.
2.140% due 10/25/2027 (f)	1,244	1,246
6.500% due 09/25/2031	5,119	5,161
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031	1,093	1,091
Washington Mutual, Inc.
6.008% due 10/19/2039 (f)	3,500	3,644

		27,974

Fannie Mae 6.1%
6.000% due 11/01/2016-07/18/2017 (f)	7,647	7,800
6.500% due 09/01/2005	160	165
8.000% due 09/01/2031	297	316
6.000% due 02/01/2017-06/01/2017	5,273	5,386

		13,667

Government National Mortgage Association 4.6%
8.000% due 02/15/2031	115	122
6.000% due 11/20/2029 (f) (h)	1,238	1,268
6.375% due 04/20/2024-04/20/2027 (f)	3,997	4,076
6.750% due 08/20/2024 (f)	98	102
7.500% due 07/15/2030-12/15/2030	250	266
8.000% due 04/15/2027-10/15/2030	4,242	4,520
8.500% due 04/20/2030	80	86

		10,440

Total Mortgage-Backed Securities (Cost $51,746)		52,081

See accompanying notes

7

	Principal Amount (000s)	Value (000s)
ASSET-BACKED SECURITIES 8.8%
Advanta Equipment Receivables
7.560% due 02/15/2007	$2,061	$2,130
Countrywide Asset-Backed Certificates
2.098% due 05/25/2032 (f)	5,800	5,800
Green Tree Recreational, Equipment, & Consumables
6.550% due 07/15/2028	120	123
Home Equity Mortgage Trust
2.170% due 03/25/2032 (f)	1,200	1,200
2.170% due 11/25/2032 (f)	3,800	3,800
6.007% due 06/25/2032 (f)	700	715
6.117% due 06/25/2032 (f)	1,600	1,636
Option One Mortgage Loan Trust
2.170% due 04/25/2030 (f)	1,520	1,523
Saxon Asset Securities Trust
2.070% due 05/25/2029 (f)	116	115
Structured Product Asset Trust
3.100% due 02/12/2003 (f)	3,000	2,790

Total Asset-Backed Securities (Cost $19,970)		19,832

SOVEREIGN ISSUES 1.1%
Republic of Brazil
3.062% due 04/15/2006 (f)	2,816	2,239
3.125% due 04/15/2009 (f)	165	105

Total Sovereign Issues (Cost $2,700)		2,344

FOREIGN CURRENCY-DENOMINATED 1.3%
Korea Development Bank
5.625% due 11/05/2002 (e)	FF 20,000	2,977

Total Foreign Currency-Denominated (Cost $3,233)		2,977

PURCHASED CALL OPTIONS 0.2%
Euro vs. U.S. Dollar (OTC)
Strike @ 0.850 Exp. 07/11/2002	$165	22
Eurodollar vs. U.S. Dollar (OTC)
Strike @ 0.870 Exp. 08/02/2002	3,827	443

Total Purchased Call Options (Cost $363)		465

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 95.500 Exp. 12/16/2002	363,000	2
Strike @ 93.250 Exp. 12/16/2002	105,000	1
Fannie Mae (OTC)
6.000% due 08/17/2017
Strike @ 88.240 Exp. 08/12/2002	4,000	0
Government National Mortgage Association (OTC)
8.000% due 8/21/2032
Strike @ 93.280 Exp. 08/14/2002	3,000	0
PNC Mortgage Securities (OTC)
7.470% due 5/25/2040
Strike @ 100.000 Exp. 04/01/2005	1,300	0
S&P 500 Index Futures (CME)
Strike @ 550.000 Exp. 09/20/2002	350,000	16

Total Purchased Put Options (Cost $62)		19

CONVERTIBLE BONDS & NOTES 3.0%
Banking & Finance 3.0%
Verizon Global Funding
4.250% due 09/15/2005	1,100	1,111
4.250% due 09/15/2005	5,600	5,670

Total Convertible Bonds & Notes (Cost $6,742)		6,781

SHORT-TERM INSTRUMENTS 31.3%
Commercial Paper 26.4%
AT&T Corp.
3.720% due 04/18/2003 (f)	5,100	4,947
Fannie Mae
1.865% due 08/21/2002	4,500	4,488
1.880% due 08/28/2002	1,000	997
1.900% due 08/28/2002	8,000	7,975
2.035% due 09/11/2002	10,000	9,963
2.040% due 09/11/2002	6,500	6,476
Freddie Mac
1.870% due 08/15/2002	7,000	6,984
1.870% due 08/30/2002	5,300	5,283
2.085% due 09/12/2002	3,400	3,387
Shell Finance
1.850% due 08/21/2002	7,000	6,982
UBS Finance, Inc.
1.760% due 08/28/2002	2,000	1,996

		59,478

Repurchase Agreement 2.7%
State Street Bank
1.550% due 07/01/2002	6,087	6,087
(Dated 06/28/2002. Collateralized by Fannie Mae 3.500% due 02/13/2004 valued at $6,211. Repurchase proceeds are $6,088.)

U.S. Treasury Bills 2.2%
1.620% due 08/15/2002 (b)	4,940	4,930

Total Short-Term Instruments (Cost $70,640)		70,495

Total Investments (a) 102.1% (Cost $231,780)		$230,052

Written Options (c) (0.1%) (Premiums $361)		(255)

Other Assets and Liabilities (Net) (2.0%)		(4,563)

Net Assets 100.0%		$225,234

Notes to Schedule of Investments (amounts in thousands):

(a)	At June 30, 2002 the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost.	$1,317

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value.	(3,044)

Unrealized depreciation-net	$(1,727)

(b)	Securities with an aggregate market value of $30,133 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2002:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euribor Futures (03/2003)	44	$21
S&P 500 Index (09/2002)	875	(21,009)
Eurodollar September Futures (09/2002)	1	2
Eurodollar December Futures (12/2002)	71	44
Eurodollar March Futures (03/2003)	11	23

		$(20,919)

8

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value
Put—CME Eurodollar September Futures Strike @ 97.250 Exp. 09/16/2002	28	$18	$0
Put—CME Eurodollar September Futures Strike @ 96.750 Exp. 09/16/2002	6	3	0
Put—CME Eurodollar December Futures Strike @ 96.000 Exp. 12/16/2002	40	18	1
Put—CME Eurodollar December Futures Strike @ 96.500 Exp. 12/16/2002	142	116	5
Put—CME Eurodollar December Futures Strike @ 97.000 Exp. 12/16/2002	169	80	17
Call—CME S&P September Futures Strike @ 95.750 Exp. 06/17/2002	8	66	106
Call—CME S&P September Futures Strike @ 96.000 Exp. 06/17/2002	8	60	126

		$361	$255

(d)	Swap agreements outstanding at June 30, 2002:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 6.600% and the Fund will pay to the counterparty at par in the event of default of France Telecom 5.750% due 04/25/2007.
Broker: Merrill Lynch
Exp. 06/27/2003	$2,000	$(17)
Receive a fixed rate equal to 0.340% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.750% due 04/06/2004.
Broker: Citibank London NA
Exp. 06/13/2003	2,900	0
Receive a fixed rate equal to 3.550% and the Fund will pay to the counterparty at par in the event of default France Telecom 5.700% due 07/25/2010.
Broker: Morgan Stanley
Exp. 05/30/2003	3,600	(24)
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom AG 5.250% due 05/20/2008.
Broker: Morgan Stanley
Exp. 05/29/2003	$4,000	$1
Receive a fixed rate equal to 5.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.875% due 11/15/2028
Broker: Morgan Stanley
Exp. 05/28/2004	5,000	(212)
Receive a fixed rate equal to 4.250% and the Fund will pay to the counterparty at par in the event of default of Dynegy Holdings, Inc. 8.125% due 03/15/2005.
Broker: Merrill Lynch
Exp. 05/31/2003	1,500	(179)

		$(431)

(e)	Principal amount denoted in indicated currency:

FF — French Franc

(f)	Variable rate security. The rate listed is as of June 30, 2002.

(g)	Security is in default.

(h)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(i)	Principal amount of the security is adjusted for inflation.

See accompanying notes

9

Notes to Financial Statements

June 30, 2002 (Unaudited)

1.    Organization

The StocksPLUS Growth and Income Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities including those to be purchased under firm commitment agreements are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income.    Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency.    Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders.    Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations.    Each class offered by the Trust has equal rights as to assets. Income, non-class specific

10

expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes.    The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions.    The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options.    The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option’s quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions.    The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio’s investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps.    The Portfolio is authorized to enter into interest rate, total return, currency exchange, and credit default swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Portfolios exposures to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation (depreciation) on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Inflation-Indexed Bonds.    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions.    The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

11

When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements.    The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.    Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.    Pacific Investment Management Company LLC (PIMCO) is a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.40%.

Administration Fee.    PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.10%.

Servicing Fee.    PIMCO Funds Distributors LLC, (“PFD”), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P., serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.    The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio’s pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class
StocksPLUS Growth and Income Portfolio	0.50%	0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.    Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
StocksPLUS Growth and Income Portfolio	$175,121	$244,424	$60,671	$33,166

12

5.    Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

StocksPLUS Growth and Income Portfolio
Premium
Balance at 12/31/2001	$912
Sales	2,287
Closing Buys	(567)
Expirations	(2,271)
Exercised	0

Balance at 06/30/2002	$361

6.    Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	StocksPLUS Growth and Income Portfolio
	Period Ended 06/30/2002		Year Ended 12/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	87	$785	14	$147
Administrative Class	5,633	51,556	8,079	79,030
Issued as reinvestment of distributions
Institutional Class	1	7	1	8
Administrative Class	313	2,778	1,177	10,789
Cost of shares redeemed
Institutional Class	(1)	(7)	(1)	(6)
Administrative Class	(6,033)	(54,086)	(6,160)	(58,945)

Net increase resulting from Portfolio share transactions	0	$1,033	3,110	$31,023

The following schedule shows the number of shareholders each owning 5% or more of the Portfolio and the total percentage of the Portfolio held by such shareholders:

	Number	% of Portfolio Held
StocksPLUS Growth and Income Portfolio
Administrative Class	1	88
Institutional Class	1	100

13

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $274 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Allianz Dresdner Asset Management of America L.P. (formerly Pimco Advisors L.P.) is one of the largest investment management companies in the United States with assets under management of more than $346 billion as of June 30, 2002 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Investment Adviser and Administrator

Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, California 92660

Transfer Agent

National Financial Data Services
330 W. 9th Street, 4th Floor
Kansas City, Missouri 64105

Custodian

State Street Bank & Trust Company
801 Pennsylvania
Kansas City, Missouri 64105

Counsel

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Independent Accountants

PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, Missouri 64105

PIMCO VARIABLE INSURANCE TRUST

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

All Funds distributed by PIMCO FUNDS DISTRIBUTORS LLC, member NASD

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
WWW.PIMCO.COM